THE ALGER INSTITUTIONAL FUNDS

Alger SmallCap Growth Institutional Fund
Alger MidCap Growth Institutional Fund
Alger LargeCap Growth Institutional Fund
Alger Capital Appreciation Institutional Fund

c/o Fred Alger Management, Inc.
111 Fifth Avenue
New York, New York 10003

Dear Shareholder:

           As a shareholder of Alger SmallCap Growth Institutional Fund, Alger MidCap Growth Institutional Fund, Alger LargeCap Growth Institutional Fund or Alger Capital Appreciation Institutional Fund (each a "Fund" and collectively, the "Funds"), each a series of The Alger Institutional Funds (the "Trust"), you are being asked to vote on an Agreement and Plan of Reorganization to allow your Fund to transfer all of its assets in a tax-free reorganization to Alger SmallCap Growth Fund, Alger MidCap Growth Fund, Alger LargeCap Growth Fund or Alger Capital Appreciation Fund (each an "Acquiring Fund" and collectively, the "Acquiring Funds"), respectively, in exchange for Class I and Class R shares of the relevant Acquiring Fund and the assumption by that Acquiring Fund of the Fund's stated liabilities. Each Acquiring Fund is a series of The Alger Funds. If an Agreement and Plan of Reorganization is approved and consummated for your Fund, you would no longer be a shareholder of that Fund, but would become a shareholder of the relevant Acquiring Fund, which has an identical investment objective and investment strategies as the Fund.

           Fred Alger Management, Inc. ("Alger Management"), each Fund's and Acquiring Fund's investment adviser, has reviewed all of the funds in the Alger Family of Funds and has concluded that it would be appropriate to consolidate certain funds having similar investment objectives and management policies. As a result of that review, Alger Management recommended that each Fund be consolidated with the corresponding Acquiring Fund. Each Acquiring Fund has the identical investment objective, investment strategies and management policies of the relevant Fund. Alger Management believes that the proposed reorganizations should enable shareholders of a Fund to benefit from more efficient portfolio management and will eliminate the duplication of resources and costs associated with marketing and servicing the funds as separate entities.

           After careful review, the Trust's Board of Trustees has unanimously approved each proposed reorganization. The Trustees believe that the proposals set forth in the notice of meeting for the Funds are important and recommend that you read the enclosed materials carefully and then vote FOR the relevant proposal(s).

           Your vote is extremely important, no matter how large or small your Fund holdings.

           To vote, you may use any of the following methods:

•	By Mail. Please complete, date and sign the enclosed proxy card and mail it in the enclosed, postage-paid envelope.

•	By Internet. Have your proxy card available. Go to the website listed on the proxy card. Enter your control number from your proxy card. Follow the instructions on the website.

•	By Telephone. Have your proxy card available. Call the toll-free number listed on the proxy card. Enter your control number from your proxy card. Follow the recorded instructions.

•	In Person. Any shareholder who attends the meeting in person may vote by ballot at the meeting.

           Further information about the proposed reorganizations is contained in the enclosed materials, which you should review carefully before you vote. If you have any questions about the proposals to be voted on, please call Computershare Fund Services at 1-866-904-8740.

Sincerely, Daniel C. Chung President The Alger Institutional Funds

December 8, 2006

Transfer Of The Assets Of

THE ALGER INSTITUTIONAL FUNDS
Alger SmallCap Growth Institutional Fund
Alger MidCap Growth Institutional Fund
Alger LargeCap Growth Institutional Fund
Alger Capital Appreciation Institutional Fund

(collectively, the "Funds")

To And In Exchange For Class I And Class R Shares Of

THE ALGER FUNDS
Alger SmallCap Growth Fund
Alger MidCap Growth Fund
Alger LargeCap Growth Fund
Alger Capital Appreciation Fund

(collectively, the "Acquiring Funds")

QUESTIONS AND ANSWERS

The enclosed materials include a Prospectus/Proxy Statement containing information you need to make an informed decision. However, we thought it also would be helpful to begin by answering some of the important questions you might have about the proposed reorganizations.

Q.	WHY IS A SHAREHOLDER MEETING BEING HELD?

A.       The Board of Trustees of The Alger Institutional Funds (the "Trust"), of which your Fund is a series, has approved a reorganization, subject to shareholder approval, under which your Fund would be combined with an Acquiring Fund that has an investment objective and investment strategies identical to that of your Fund.

Q.	WHAT WILL HAPPEN TO MY FUND INVESTMENT IF THE PROPOSED REORGANIZATION IS APPROVED?

A.       If shareholders of your Fund approve the reorganization, you would become a shareholder of the corresponding Acquiring Fund set forth in the chart below:

Fund Alger SmallCap Growth Institutional Fund Alger MidCap Growth Institutional Fund Alger LargeCap Growth Institutional Fund Alger Capital Appreciation Institutional Fund	Acquiring Fund Alger SmallCap Growth Fund Alger MidCap Growth Fund Alger LargeCap Growth Fund Alger Capital Appreciation Fund

           You will become a shareholder of the relevant Acquiring Fund, a series of The Alger Funds (the "Acquiring Trust"), an open-end investment company managed by Fred Alger Management, Inc. ("Alger Management"), on or about January 16, 2007 with respect to Alger SmallCap Growth Institutional Fund and Alger Capital Appreciation Institutional Fund, and on or about January 18, 2007 for Alger MidCap Growth Institutional Fund and Alger LargeCap Growth Institutional Fund (the "Closing Date"), and will no longer be a shareholder of the Fund. The Fund will then cease operations. You will receive Class I or Class R shares of the relevant Acquiring Fund corresponding to your Class I or Class R shares of your Fund with a value equal to the value of your investment in the Fund as of the Closing Date.

Q.	WHAT ARE THE BENEFITS OF THE PROPOSED REORGANIZATIONS FOR ME?

A.       The Trust's Board of Trustees believes that each reorganization will permit the Fund's shareholders to pursue the same investment goals in a larger combined fund that also is managed by Alger Management. By combining a Fund with the relevant Acquiring Fund, Fund shareholders should benefit from more efficient portfolio management. The reorganization also will eliminate the duplication of resources and costs associated with marketing and servicing the funds as separate entities. In addition, each Acquiring Fund's performance record is comparable to that of the corresponding Fund. Other potential benefits are described in this Prospectus/Proxy Statement.

Q.	DO THE FUNDS HAVE IDENTICAL INVESTMENT GOALS AND STRATEGIES?

A.       Yes. As summarized in the chart below, it is proposed that each Fund be reorganized with an Acquiring Fund with an identical investment objective and investment strategies.

Reorganization	Investment Objective and Strategies
Alger SmallCap Growth Institutional Fund into Alger SmallCap Growth Fund	The funds seek long-term capital appreciation. Each fund focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, each fund invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase, have total market capitalizations within the range of companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, as reported by the indexes as of the most recent quarter-end.

Alger MidCap Growth Institutional Fund into Alger MidCap Growth Fund	The funds seek long-term capital appreciation. Under normal circumstances, each fund invests at least 80% of its net assets in the equity securities of medium-capitalization companies that Alger Management believes demonstrate promising growth potential. A medium-capitalization company has a market capitalization within the range of companies in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end.

Alger LargeCap Growth Institutional Fund into Alger LargeCap Growth Fund	The funds seek long-term capital appreciation. Each fund focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, each fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the Russell 1000 Growth Index, updated quarterly as reported by the index as of the most recent quarter-end.

Alger Capital Appreciation Institutional Fund into Alger Capital Appreciation Fund	The funds seek long-term capital appreciation. Under normal circumstances, each fund invests at least 85% of its net assets plus any borrowings for investment purposes in the equity securities of companies of any market capitalization that Alger Management believes demonstrate promising growth potential. Each fund can leverage, that is, borrow money to buy additional securities.

For additional information regarding the Funds and the Acquiring Funds, please refer to the enclosed Prospectus/Proxy Statement.

Q.	WHAT ARE THE TAX CONSEQUENCES OF THE PROPOSED REORGANIZATIONS?

A.       Each reorganization will not be a taxable event for federal income tax purposes. Shareholders will not recognize any capital gain or loss as a direct result of a reorganization. A shareholder's tax basis in Fund shares will carry over to the shareholder's Acquiring Fund shares. Each Fund will distribute any significant undistributed net investment income and net realized capital gains prior to its reorganization, which distributions would be taxable to shareholders.

Q.	WILL I ENJOY THE SAME PRIVILEGES AS A SHAREHOLDER OF THE ACQUIRING FUND THAT I CURRENTLY HAVE AS A SHAREHOLDER OF THE FUND?

A.       Yes. You will receive the same class of shares (Class I or Class R) of the Acquiring Fund as you currently hold of your Fund. For additional information regarding the Funds' shareholder privileges, please refer to the enclosed Prospectus/Proxy Statement.

Q.	WILL THE PROPOSED REORGANIZATION RESULT IN A HIGHER MANAGEMENT FEE?

A.       No. You will pay the same aggregate investment advisory and administration fee to Alger Management as a shareholder of each Acquiring Fund as you currently pay as a shareholder of the relevant Fund. These fees are set forth in the chart below:

Funds

Alger SmallCap Growth Institutional Fund and Alger SmallCap Growth Fund
Alger MidCap Growth Institutional Fund and Alger MidCap Growth Fund
Alger LargeCap Growth Institutional Fund and Alger LargeCap Growth Fund
Alger Capital Appreciation Institutional Fund and Alger Capital Appreciation Fund	Advisory and Administration Fees 0.85% 0.80% 0.75% 0.85%

Q.	WHAT HAPPENS IF SHAREHOLDERS OF ONE FUND APPROVE ITS REORGANIZATION, WHILE SHAREHOLDERS OF THE OTHER FUNDS DO NOT?

A.       None of the proposed reorganizations are contingent upon the approval of the other reorganizations. Thus, if shareholders of your Fund approve its reorganization, your Fund will be reorganized into the relevant Acquiring Fund even if shareholders of the other Funds do not approve their proposed reorganizations.

Q.	WHO WILL PAY THE EXPENSES OF THE PROPOSED REORGANIZATION?

A.       The funds, and not Alger Management, will bear the expenses in connection with the proxy solicitations and the reorganizations. The Funds will bear these expenses in proportion to their net assets calculated as of the Closing Date.

Q.	WILL I BE RECEIVING ANY OTHER PROXY MATERIALS OR OTHER MATERIALS FOR MY FUND?

A.       Yes. Alger Management has developed a broader set of initiatives designed to integrate and streamline the Alger Family of Funds. Certain of these initiatives require shareholder approval and they were presented for your consideration and approval in a separate set of proxy materials. For a discussion of certain of these proposals, see "Reasons for the Reorganizations—Overview" in the Prospectus/Proxy Statement.

          It is important that you vote on the proposals contained in the separate proxy materials even if you are voting to approve your Fund's reorganization. If the reorganization is not approved, you will remain a shareholder of the Fund.

Q.	ARE THERE ANY PROPOSED CHANGES TO THE ACQUIRING FUNDS THAT I SHOULD KNOW ABOUT?

A.       Yes. As part of the initiatives referred to above, shareholders of the Acquiring Funds will be asked to approve certain proposals, including electing Board members and approving certain other governance- and investment-related proposals. If shareholders of the Acquiring Funds approve these proposals, the Acquiring Fund(s) will be governed by the same Board of Trustees and Agreement and Declaration of Trust, and will have the same investment advisory agreement, fundamental investment policies and distribution plan (Class I shares only) as proposed for your Fund(s). If these proposals are approved by shareholders of the Acquiring Funds, it is currently anticipated that they would take effect shortly after the completion date of the proposed reorganization of your Fund into the relevant Acquiring Fund.

Q.	HOW DOES THE BOARD OF TRUSTEES OF THE TRUST RECOMMEND I VOTE?

A.       The Board of Trustees of the Trust has determined that reorganizing each Fund into another fund managed by Alger Management, that has an identical investment objective and investment policies as the Fund, offers potential benefits to shareholders of the Fund. These potential benefits include permitting Fund shareholders to pursue the same investment goals in a larger fund. By combining the Fund with the Acquiring Fund, shareholders also should benefit from more efficient portfolio management.

The Trust's Board of Trustees believes that each reorganization is in the best interests of the relevant Fund and its shareholders. Therefore, the Trustees recommend that you vote FOR the relevant reorganization.

Q.	HOW CAN I VOTE MY SHARES?

You can vote in any one of the following ways:

•	By mail, with the enclosed proxy card and postage-paid envelope;
•	By telephone, with a toll-free call to the number listed on your proxy card;
•	Through the Internet, at the website address listed on your proxy card; or
•	In person at the meeting.

We encourage you to vote through the Internet or by telephone using the number that appears on your proxy card. Whichever voting method you choose, please take the time to read the Prospectus/Proxy Statement before you vote.

Please note: if you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal. Thank you in advance for your vote.

THE ALGER INSTITUTIONAL FUNDS

Alger SmallCap Growth Institutional Fund
Alger MidCap Growth Institutional Fund
Alger LargeCap Growth Institutional Fund
Alger Capital Appreciation Institutional Fund

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

To the Shareholders:

           A joint Special Meeting of Shareholders of each of the above-referenced funds (each, an "Fund" and collectively, the "Funds") will be held at the offices of Fred Alger Management, Inc., 111 Fifth Avenue, 3rd Floor, New York, New York 10003, on Wednesday, January 10, 2007 at 1:00 p.m. (Eastern time), for the following purposes:

1.	To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Fund, in exchange for the corresponding Acquiring Fund's Class I and Class R shares, listed opposite its name in the following chart, having an aggregate net asset value equal to the value of the Fund's assets and the assumption by the Acquiring Fund of the Fund's stated liabilities (the "Reorganization").

Fund Alger SmallCap Growth Institutional Fund Alger MidCap Growth Institutional Fund Alger LargeCap Growth Institutional Fund Alger Capital Appreciation Institutional Fund	Acquiring Fund Alger SmallCap Growth Fund Alger MidCap Growth Fund Alger LargeCap Growth Fund Alger Capital Appreciation Fund

Class I and Class R shares of the Acquiring Fund received by the Fund in the Reorganization will be distributed by the Fund to its Class I and Class R shareholders, respectively, in liquidation of the Fund, after which the Fund will cease operations; and

2.	To transact such other business as may properly come before the meeting, or any adjournment or adjournments thereof.

           Shareholders of record at the close of business on November 28, 2006 will be entitled to receive notice of and to vote at the meeting.

By Order of the Board of Trustees Hal Liebes Secretary

New York, New York
December 8, 2006

WE NEED YOUR PROXY VOTE

           A SHAREHOLDER MAY THINK HIS OR HER VOTE IS NOT IMPORTANT, BUT IT IS VITAL. BY LAW, THE MEETING OF SHAREHOLDERS WILL HAVE TO BE ADJOURNED WITHOUT CONDUCTING ANY BUSINESS IF LESS THAN A QUORUM OF FUND SHARES ELIGIBLE TO VOTE IS REPRESENTED. IN THAT EVENT, THE FUND WOULD CONTINUE TO SOLICIT VOTES IN AN ATTEMPT TO ACHIEVE A QUORUM. CLEARLY, YOUR VOTE COULD BE CRITICAL TO ENABLE YOUR FUND TO HOLD THE MEETING AS SCHEDULED, SO PLEASE RETURN YOUR PROXY CARD OR OTHERWISE VOTE PROMPTLY. YOU AND ALL OTHER SHAREHOLDERS WILL BENEFIT FROM YOUR COOPERATION.

Transfer of the Assets of

THE ALGER INSTITUTIONAL FUNDS

Alger SmallCap Growth Institutional Fund
Alger MidCap Growth Institutional Fund
Alger LargeCap Growth Institutional Fund
Alger Capital Appreciation Institutional Fund

(collectively, the "Funds")

To And In Exchange For Class I And Class R Shares Of

THE ALGER FUNDS

Alger SmallCap Growth Fund
Alger MidCap Growth Fund
Alger LargeCap Growth Fund
Alger Capital Appreciation Fund

(collectively, the "Acquiring Funds")

COMBINED PROSPECTUS/PROXY STATEMENT
DECEMBER 8, 2006

Special Meeting of Shareholders
To Be Held on Wednesday, January 10, 2007

           This combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of Trustees of The Alger Institutional Funds (the "Trust") to be used at a joint Special Meeting of Shareholders (the "Meeting") of the Funds to be held on Wednesday, January 10, 2007, at 1:00 p.m. (Eastern time), at the offices of Fred Alger Management, Inc. ("Alger Management"), 111 Fifth Avenue, 3rd Floor, New York, New York 10003, for the purposes set forth in the accompanying Notice of Special Meeting of Shareholders. Shareholders of record at the close of business on November 28, 2006 are entitled to receive notice of and to vote at the Meeting.

           It is proposed that each Fund transfer all of its assets to the corresponding Acquiring Fund as set forth in the chart below, in exchange for the Acquiring Fund's Class I and Class R shares and the assumption by the Acquiring Fund of the Fund's stated liabilities, all as more fully described in this Prospectus/Proxy Statement (the "Reorganization").

Fund Alger SmallCap Growth Institutional Fund Alger MidCap Growth Institutional Fund Alger LargeCap Growth Institutional Fund Alger Capital Appreciation Institutional Fund	Acquiring Fund Alger SmallCap Growth Fund Alger MidCap Growth Fund Alger LargeCap Growth Fund Alger Capital Appreciation Fund

           Upon consummation of a Reorganization, the Acquiring Fund shares received by the Fund will be distributed to Fund shareholders, with each shareholder receiving a pro rata distribution of the Acquiring Fund's Class I and Class R shares (or fractions thereof) for Fund shares held prior to the Reorganization. It is contemplated that each shareholder will receive for his or her Fund shares a number of Class I or Class R shares (or fractions thereof) of the Acquiring Fund equal in value to the aggregate net asset value of the shareholder's Fund shares as of the date of the Reorganization.

           This Prospectus/Proxy Statement, which should be retained for future reference, concisely sets forth information about the Acquiring Fund that Fund shareholders should know before voting on the proposal or investing in the Acquiring Fund.

           A Statement of Additional Information ("SAI") dated December 8, 2006, relating to this Prospectus/Proxy Statement, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated by reference in its entirety. The Commission maintains a website (http://www.sec.gov) that contains the SAI, material incorporated in this Prospectus/Proxy Statement by reference, and other information regarding the funds. A copy of the SAI is available without charge by calling (800) 992-3362, or writing to the Acquiring Fund c/o Boston Financial Data Services, Inc., Attn: The Alger Funds, P.O. Box 8480, Boston, Massachusetts 02266-8480. The SAI also is available on the funds' website at http://www.alger.com.

Shares of the funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investing in the Acquiring Fund, as in the Fund, involves certain risks, including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved the Acquiring Funds' shares or passed upon the adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

           The funds are series of open-end management investment companies advised by Alger Management. Each Fund has an identical investment objective and management policies as its corresponding Acquiring Fund. Each Fund also has the same portfolio manager(s) as the relevant Acquiring Fund. Additionally, the investment practices and limitations of each Fund (and the related risks) are identical to those of the corresponding Acquiring Fund. The substantive similarities and any differences between the Fund and the corresponding Acquiring Fund are set forth in this Prospectus/Proxy Statement.

           Each Acquiring Fund's Prospectus dated March 1, 2006, as supplemented to date, Annual Report for its fiscal year ended October 31, 2005 (including its audited financial statements for the fiscal year), and Semi-Annual Report for the six months ended April 30, 2006 each accompany this Prospectus/Proxy Statement. Each Acquiring Fund's Prospectus and the financial statements contained in its Annual Report and Semi-Annual Report are incorporated into this Prospectus/Proxy Statement by reference. For a free copy of your Fund's most-recent Prospectus and its Annual Report for the fiscal year ended October 31, 2005 or Semi-Annual Report for the six months ended April 30, 2006, please call your financial adviser, or call (800) 992-3362, visit the funds' website at http://www.alger.com or write to your Fund c/o Boston Financial Data Services, Inc., Attn: The Alger Institutional Funds, P.O. Box 8480, Boston, Massachusetts 02266-8480.

           Shareholders are entitled to one vote for each Fund share held and fractional votes for each fractional Fund share held. Class I and Class R shareholders will vote together on the proposal. Fund shares represented by executed and unrevoked proxies will be voted in accordance with the specifications made thereon. If the enclosed proxy card is executed and returned, it nevertheless may be revoked by giving another proxy before the Meeting. Also, any shareholder who attends the Meeting in person may vote by ballot at the Meeting, thereby canceling any proxy previously given. If you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal. Shareholders can vote only on matters affecting the Fund(s) in which they hold shares. If a proposal is approved by shareholders of one Fund and not approved by shareholders of the other Funds, the proposal will be implemented only for the Fund that approved the proposal. Therefore it is essential that shareholders who own shares in more than one Fund complete, date, sign and return each proxy card they receive.

           As of November 28, 2006, the following numbers of Fund shares were issued and outstanding:

Fund Alger SmallCap Growth Institutional Fund Alger MidCap Growth Institutional Fund Alger LargeCap Growth Institutional Fund Alger Capital Appreciation Institutional Fund	Class I Shares 13,663,776 77,315,253 7,967,838 10,626,928	Class R Shares 367,959 2,522,357 407,046 428,355

           Proxy materials will be mailed to shareholders of record on or about December 8, 2006.

TABLE OF CONTENTS

SUMMARY	5

COMPARISON OF THE FUNDS AND THE ACQUIRING FUNDS	6

COMPARISON OF FEES AND EXPENSES	13

PAST PERFORMANCE OF THE FUNDS AND ACQUIRING FUNDS	17

CAPITALIZATION OF THE FUNDS AND THE ACQUIRING FUNDS	26

COMPARISION OF SHAREHOLDER SERVICES AND DISTRIBUTION ARRANGEMENTS	28

REASONS FOR THE REORGANIZATIONS	30

INFORMATION ABOUT THE REORGANIZATIONS	31

ADDITIONAL INFORMATION ABOUT THE FUNDS	34

VOTING INFORMATION	35

FINANCIAL STATEMENTS AND EXPERTS	37

OTHER MATTERS	37

NOTICE TO BANKS, BROKER/DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES	37

APPENDIX A—FORM OF AGREEMENT AND PLAN OF REORGANIZATION	A-1

APPENDIX B—DESCRIPTION OF THE ACQUIRING TRUST'S TRUSTEES	B-1

APPENDIX C—LEGAL PROCEEDINGS	C-1

APPENDIX D—SHAREHOLDER INFORMATION	D-1

APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR
THE TRANSFER OF ALL OF THE ASSETS OF THE FUND TO THE ACQUIRING FUND

SUMMARY

           This Summary is qualified by reference to the more complete information contained elsewhere in this Prospectus/Proxy Statement, each Acquiring Fund's Prospectus, each Fund's Prospectus and each Agreement and Plan of Reorganization, the form of which is attached to this Prospectus/Proxy Statement as Appendix A.

Proposed Transactions

           The Trust's Board of Trustees, including the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) ("Independent Trustees") of the Funds or Acquiring Funds, has unanimously approved an Agreement and Plan of Reorganization for each Fund (each, a "Plan" and collectively, the "Plans"). Each Plan provides that, subject to the requisite approval of the relevant Fund's shareholders, on the date of the Reorganization the Fund will assign, transfer and convey to the corresponding Acquiring Fund all of the assets of the Fund, including all securities and cash, in exchange for Class I and Class R shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund's net assets, and the Acquiring Fund will assume the Fund's stated liabilities. The Fund will distribute all Acquiring Fund shares received by it among its shareholders so that each Class I and Class R shareholder of the Fund will receive a pro rata distribution of the Acquiring Fund's Class I and Class R shares (or fractions thereof), respectively, having an aggregate net asset value equal to the aggregate net asset value of the shareholder's Fund shares as of the date of the Reorganization. Thereafter, the Fund will be terminated and cease operations.

           As a result of a Reorganization, each Fund shareholder will cease to be a shareholder of the Fund and will become a shareholder of the Acquiring Fund as of the close of business on the date of the Reorganization.

           The Trust's Board of Trustees, including the Independent Trustees, has unanimously concluded that each Reorganization is in the best interests of the relevant Fund and its shareholders and the interests of the Fund's existing shareholders will not be diluted as a result of the transactions contemplated thereby. See "Reasons for the Reorganizations."

           Tax Consequences. As a condition to the closing of a Reorganization, the relevant Fund and the corresponding Acquiring Fund will receive an opinion of counsel to the effect that, for federal income tax purposes, the Reorganization will qualify as a tax-free reorganization and, thus, no gain or loss will be recognized by the Fund, the Fund's shareholders, or the Acquiring Fund as a result of the Reorganization. Tax attributes of the Fund will carry over to the Acquiring Fund; however, the ability of the Acquiring Fund to utilize the Fund's capital loss carryforwards, if any, will be subject to limitations. See "Information about the Reorganizations—Federal Income Tax Consequences."

COMPARISON OF THE FUNDS AND THE ACQUIRING FUNDS

           The following discussion is primarily a summary of certain parts of each Fund's Prospectus and the corresponding Acquiring Fund's Prospectus. Information contained in this Prospectus/Proxy Statement is qualified by the more complete information set forth in such Prospectuses, which are incorporated herein by reference.

Overview—All Funds

Investment Objectives, Investments Strategies and Management Policies of the Funds

The Funds and Acquiring Funds have identical investment objectives Each fund seeks long-term capital appreciation. The investment goal, primary approach and related risks of each Fund and its corresponding Acquiring Fund is discussed individually below. The funds' investment objectives are fundamental policies which cannot be changed without the approval of a majority of the relevant fund's outstanding voting shares (as such term is defined in the 1940 Act).

           Goal/Approach. All of the funds invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The funds invest primarily in "growth" stocks. A company's market capitalization will generally dictate in which fund(s) the securities will be placed. The market capitalization of a company is its price per share multiplied by the number of its outstanding shares. Alger Management believes that these companies tend to fall into one of two categories:

•	High Unit Volume Growth. Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

•	Positive Life Cycle Change. Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

           In order to afford the funds the flexibility to take advantage of new opportunities for investments in accordance with their investment objectives and to meet redemptions, each Fund and Acquiring Fund may hold up to 15% of its net assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its assets) during temporary defensive periods. This amount may be higher than that maintained by other funds with similar investment objectives. There is no guarantee that any fund's objectives will be achieved.

           Temporary Defensive and Interim Investments. When market conditions are unstable, or Alger Management believes it is otherwise appropriate to reduce holdings in stocks, each Fund and Acquiring Fund can invest in the following debt securities for defensive purposes: (i) high-quality, short-term money market instruments, including those issued by the U.S. Treasury or other government agencies; (ii) commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies); (iii) short-term debt obligations of corporate issuers, certificates of deposit and bankers' acceptances of domestic and foreign banks and savings and loan associations; and (iv) repurchase agreements. The funds can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of fund shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities.

           Derivative Transactions. Each Fund and Acquiring Fund may purchase put and call options and sell (write) covered put and call options on securities and securities indexes to increase gain or to hedge against the risk of unfavorable price movements. A fund may write covered call options on common stocks that it owns or has an immediate right to acquire through conversion or exchange of other securities in an amount not to exceed 25% of total assets. A fund may only buy or sell options that are listed on a national securities exchange.

           Foreign Securities. Each Fund and Acquiring Fund may invest up to 20% of the value of its total assets in foreign securities (not including American Depositary Receipts, American Depositary Shares or U.S. dollar-denominated securities of foreign issuers).

           Illiquid and Restricted Securities. Each Fund and Acquiring Fund also may invest in restricted securities (i.e., securities which are subject to legal or contractual restrictions on their resale), including restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. No fund will invest more than 15% of its net assets in "illiquid" securities, which include restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees of the Trust or Acquiring Trust, as applicable, to be liquid are not subject to this limitation.

           Securities Lending. Each Fund and Acquiring Fund may lend portfolio securities to brokers, dealers and other financial organizations. Loans of securities by a fund, if and when made, may not exceed 33 1/3% of the fund's total assets including all collateral on such loans, less liabilities exclusive of the obligation to return such collateral, and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The funds will not lend securities to Alger Management or its affiliates.

           Diversification. Each Fund and Acquiring Fund is diversified, which means that with respect to 75% of the fund's total assets, it will not invest more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of a single issuer (excluding U.S. Government securities).

           For more information on either the Fund's or the Acquiring Fund's management policies, see "Risk/Return Summary: Investments, Risks & Performance—Investments" in the relevant Prospectus and "Investment Strategies and Policies" in the relevant Statement of Additional Information.

           Main Risks. As with any fund that invests in stocks, your investment may fluctuate in value and the possible loss of your investment is a risk of investing. A fund's price per share will fluctuate due to changes in the market prices of its investments. An investment in a fund may not grow as fast as the rate of inflation. Additionally, stocks tend to be more volatile than some other investments you could make, such as bonds. As a result, the value of your investment in the Acquiring Fund, as in the Fund, will fluctuate, which means you could lose money.

           Growth stock risk. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on each fund's investment style and objective, an investment in such fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

           Short-term trading risk. Trading in growth stocks may be relatively short-term, meaning a fund may buy a security and sell it a short time later if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses and thereby may adversely affect fund performance. In addition, a high level of short-term trading may increase a fund's realized gains, thereby increasing the amount that must be distributed to shareholders at the end of the year.

           Derivatives risk. Each fund may purchase put and call options and sell (write) covered put and call options on securities and securities indexes to increase gain or to hedge against the risk of unfavorable price movements. If Alger Management incorrectly predicts the price movement of a security or market, an option held by a fund may expire unexercised and the fund will lose the premium it paid for the option, or the fund as the writer of an option may be required to purchase or sell the optioned security at a disadvantageous price or settle an index option at a loss. Also, an imperfect correlation between a hedge and the securities hedged may render the hedge partially ineffective.

           Use of options on securities indexes also entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. A Fund will not purchase these options unless Alger Management is satisfied with the development, depth and liquidity of the market and Alger Management believes the options can be closed out.

           Foreign securities risk. Foreign securities investments may be affected by changes in currency rates or exchange control regulations, changes in governmental administration or economic or monetary policy (in the United States and abroad) or changed circumstances in dealing between nations. There may be less publicly available information about foreign issuers than about domestic issuers, and foreign issuers are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those of domestic issuers. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers and foreign brokerage commissions are generally higher than in the United States. Foreign securities markets may also be less liquid, more volatile and less subject to government supervision than those in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations. Dividends paid by foreign issuers also may be subject to withholding and other foreign taxes that may decrease the net return on these investments as compared to dividends paid to the fund by domestic corporations.

           Illiquid and restricted securities risk. Each Fund and Acquiring Fund also may invest in restricted securities; i.e., securities which are subject to legal or contractual restrictions on their resale. These restrictions might prevent the sale of the securities at a time when a sale would otherwise be desirable. In order to sell securities that are not registered under the federal securities laws it may be necessary for a fund to bear the expense of registration.

           See "Additional Information about the Funds' Investments" in the relevant Prospectus and "Investment Strategies and Policies" in the relevant Statement of Additional Information for a more complete description of investment risks.

Fund Expenses and Performance

           Fees and Expenses. A comparison of fees and expenses between each Fund and its corresponding Acquiring Fund is set forth below under "Comparison of Fees and Expenses." The information provided (1) compares the estimated fees and expenses of Class I and Class R of the relevant Funds, as of April 30, 2006, and (2) shows the estimated fees and expenses of each class of each combined Fund, on a pro forma basis, as if the Reorganization occurred on April 30, 2006.

           Past Performance. Performance information for the Class I and Class R shares of the Acquiring Funds is not presented because those Classes have not yet commenced operations. Past Performance for Class I and Class R shares of each Fund and Class A shares of each corresponding Acquiring Fund is set forth below under "Past Performance of the Funds and the Acquiring Funds."

Management of the Funds

           Investment Adviser. The investment adviser for the Funds is Alger Management, located at 111 Fifth Avenue, New York, NY 10003. Alger Management has been an investment adviser since 1964, and manages investments totaling approximately $7.3 billion in mutual fund assets as well as $1.7 billion in other assets as of September 30, 2006. Alger Management has managed each fund since its inception. Pursuant to investment advisory contracts with the funds, Alger Management makes investment decisions for the Funds and continuously reviews and administers their investment programs. These management responsibilities are subject to the supervision of the Boards of Trustees of the Trust and the Acquiring Trust.

           Trustees. The Board of Trustees of the Acquiring Trust, of which each Acquiring Fund is a series, and the Board of Trustees of the Trust, of which each Fund is a series, are composed of the same Trustees. For a description of the Trustees of the Acquiring Trust, see Appendix B.

           Independent Registered Public Accounting Firm. Each of the Acquiring Funds and the Funds has selected Ernst & Young LLP as its independent registered public accounting firm.

Alger SmallCap Growth Institutional Fund (Fund) and Alger SmallCap Growth Fund (Acquiring Fund)

           Goal/Approach. The Fund and Acquiring Fund have identical investment goals and investment approaches. To pursue its investment objective, the Acquiring Fund and the Fund each focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, each fund invests at least 80% of its net assets in the equity securities of small-capitalization companies. A small-capitalization company has a market capitalization within the range of companies in the Russell® 2000 Growth Index or the S&P® SmallCap 600 Index, as reported by the indexes as of the most recent quarter-end. At December 31, 2005, the market capitalization of the companies in these indexes ranged from $26 million to $6 billion.

           Main Risks. The principal risks associated with an investment in the funds are identical. In addition to the risks described in above in "Overview—All Funds—Main Risks" the following risks apply:

•	the possibility of greater risk of a decrease in the value of your investment by investing in smaller, less-seasoned companies rather than larger, more-established companies owing to such factors as inexperienced management and limited product lines or financial resources.

•	the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

           Primary Portfolio Manager. Ms. Jill Greenwald, CFA has been the manager of the Fund since November 2001, has been employed by Alger Management as a Senior Vice President and portfolio manager since November 2001, prior to which she was employed by Alger Management as an Analyst and later a Senior Analyst from 1986 to 1992, as a Managing Director and senior portfolio manager at Chase Manhattan Bank from 1994 through 1999 and as a Senior Vice President and Investment Officer at J & W Seligman & Co. from 1999 until November 2001.

Alger MidCap Growth Institutional Fund (Fund) and Alger MidCap Growth Fund (Acquiring Fund)

           Goal/Approach. The Fund and Acquiring Fund have identical investment goals and investment approaches. To pursue its investment objective, the Acquiring Fund and the Fund each focuses on midsize companies that Alger Management believes demonstrate promising growth potential. Under normal circumstances, each fund invests at least 80% of its net assets in the equity securities of medium-capitalization companies. A medium-capitalization company has a market capitalization within the range of companies in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks. At December 31, 2005, the market capitalization of the companies in these indexes ranged from $420 million to $18.4 billion.

           Main Risks. The principal risks associated with an investment in the funds are identical. In addition to the risks described in above in "Overview—All Funds—Main Risks" the following risks apply:

•	the possibility of greater risk of a decrease in the value of your investment by investing in medium-capitalization companies rather than larger, more established companies owing to such factors as inexperienced management and limited product lines or financial resources.

•	the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

           Primary Portfolio Managers. Mr. Daniel C. Chung, CFA, has been the manager of the Fund since September 2001. He also is the manager of Alger LargeCap Growth Institutional Fund. Mr. Chung has been employed by Alger Management since 1994, as a Vice President and Analyst from 1996 to 1999, as a Senior Vice President and Senior Analyst until 2000, as an Executive Vice President until September 2003, as portfolio manager since 2000, as Chief Investment Officer since 2001 and as President since September 2003.

           Mr. Andrew Silverberg has served as the assistant portfolio manager of the Fund since September 2003, has been employed by Alger Management as a Vice President and Senior Analyst since December 2004, as an analyst from October 2001 to December 2004 and as an Assistant Vice President from September 2002 to December 2004, prior to which he was a research Analyst at Mark Asset Management Corporation from June 1999 until September 2001 and a research intern at MBF Capital Corporation from September 1999 until June 1999.

Alger LargeCap Growth Institutional Fund (Fund) and Alger LargeCap Growth Fund (Acquiring Fund)

           Goal/Approach. The Fund and Acquiring Fund have identical investment goals and investment approaches. To pursue its investment objective, the Acquiring Fund and the Fund each focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, each fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the Russell 1000 Growth Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of large-capitalization growth stocks. At December 31, 2005, the market capitalization of the companies in this index ranged from $898 million to $372 billion.

           Main Risks. The principal risks associated with an investment in the funds are identical and are described in above in "Overview—All Funds—Main Risks."

           Primary Portfolio Manager. Mr. Daniel C. Chung, CFA, has been the manager of the Fund since September 2001. He also is the manager of Alger MidCap Growth Institutional Fund. Mr. Chung has been employed by Alger Management since 1994, as a Vice President and Analyst from 1996 to 1999, as a Senior Vice President and Senior Analyst until 2000, as an Executive Vice President until September 2003, as portfolio manager since 2000, as Chief Investment Officer since 2001 and as President since September 2003.

Alger Capital Appreciation Institutional Fund (Fund) and Alger Capital Appreciation Fund (Acquiring Fund)

           Goal/Approach. The Fund and Acquiring Fund have identical investment goals and investment approaches. To pursue its investment objective, under normal circumstances, the Acquiring Fund and the Fund each invests at least 85% of its net assets plus any borrowings for investment purposes in the equity securities of companies of any market capitalization that Alger Management believes demonstrate promising growth potential. Each fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

           Main Risks. The principal risks associated with an investment in the funds are identical. In addition to the risks described in above in "Overview—All Funds—Main Risks" the following risks apply:

•	Investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

•	the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the fund's net asset value could decrease more quickly than if it had not borrowed.

           Primary Portfolio Manager. Mr. Patrick Kelly, CFA, has been the manager of the Fund since October 2005. He has been employed by Alger Management as a research associate from July 1999 to February 2001, as an Assistant Vice President and Associate Analyst from February 2001 to September 2001, as a Vice President and Senior Analyst from September 2001 to September 2004, and as a Senior Vice President and portfolio manager since September 2004.

COMPARISON OF FEES AND EXPENSES

          The fees and expenses set forth below are for the twelve month period ended April 30, 2006. The "Pro Forma After Reorganization" operating expenses information is based on the net assets and fund accruals of each Fund and the corresponding Acquiring Fund, as adjusted showing the effect of the Reorganization had it occurred on such date. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the share prices. There are no sales charges on purchases or redemptions. "Other Expenses" are based on estimated amounts for the current fiscal year. Actual expenses may be greater or less than the amounts listed in the tables.

          The Board of Trustees of the Trust, on behalf of each Fund, has approved the termination of that Fund's Class I Shareholder Services Plan and the implementation of a Rule 12b-1 Plan for the Fund's Class I shares pursuant to which the Fund would pay Fred Alger & Company, Incorporated ("Alger Inc."), the Fund's distributor, a fee at an annual rate of 0.25% of the value of the average daily net assets of Class I shares. Each Fund's Rule 12b-1 Plan is subject to that Fund's shareholder approval, which is being sought in a separate proxy statement.

          Each expense example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the examples are for comparison only.

Alger SmallCap Growth Institutional Fund (Fund) into Alger SmallCap Growth Fund (Acquiring Fund)

Annual Fund Operating Expenses as a percentage of average daily net assets:

	Fund Class I	Acquiring Fund Class I	Pro Forma After Reorganization Acquiring Fund Class I
Management fees	.85%	.85%	.85%
Distribution (Rule 12b-1) fees	None	.25%	.25%
Shareholder services fees	.25%	None	None
Other Expenses	.15%	.13%	.13%

Total Annual Fund Operating Expenses	1.25%	1.23%	1.23%

	Fund Class R	Acquiring Fund Class R	Pro Forma After Reorganization Acquiring Fund Class R
Management fees	.85%	.85%	.85%
Distribution (Rule 12b-1) fees	.50%	.50%	.50%
Shareholder services fees	.25%	.25%	.25%
Other Expenses	.16%	.08%	.08%

Total Annual Fund Operating Expenses	1.76%	1.68%	1.68%

Expense example

	1 Year	3 Years	5 Years	10 Years
Fund--Class I Shares	$ 127	$ 397	$ 686	$1,511
Acquiring Fund--Class I Shares	$ 125	$ 390	$ 676	$1,489
Pro Forma After Reorganization-Acquiring Fund--
Class I Shares	$ 125	$ 390	$ 676	$1,489

	1 Year	3 Years	5 Years	10 Years
Fund--Class R Shares	$ 179	$ 554	$ 954	$2,073
Acquiring Fund--Class R Shares	$ 171	$ 530	$ 913	$1,987
Pro Forma After Reorganization-Acquiring Fund--
Class R Shares	$ 171	$ 530	$ 913	$1,987

Alger MidCap Growth Institutional Fund (Fund) into Alger MidCap Growth Fund (Acquiring Fund)

Annual Fund Operating Expenses as a percentage of average daily net assets:

	Fund Class I	Acquiring Fund Class I	Pro Forma After Reorganization Acquiring Fund Class I
Management fees	.80%	.80%	.80%
Distribution (Rule 12b-1) fees	None	.25%	.25%
Shareholder services fees	.25%	None	None
Other Expenses	.05%	.05%	.05%

Total Annual Fund Operating Expenses	1.10%	1.10%	1.10%

	Fund Class R	Acquiring Fund Class R	Pro Forma After Reorganization Acquiring Fund Class R
Management fees	.80%	.80%	.80%
Distribution (Rule 12b-1) fees	.50%	.50%	.50%
Shareholder services fees	.25%	.25%	.25%
Other Expenses	.06%	.06%	.06%

Total Annual Fund Operating Expenses	1.61%	1.61%	1.61%

------------------------------------------------------------------------------------------------------------------

Expense example

	1 Year	3 Years	5 Years	10 Years
Fund--Class I Shares	$112	$350	$606	$1,340
Acquiring Fund--Class I Shares	$112	$350	$606	$1,340
Pro Forma After Reorganization-Acquiring Fund--
Class I Shares	$112	$350	$606	$1,340

	1 Year	3 Years	5 Years	10 Years
Fund--Class R Shares	$164	$508	$876	$1,911
Acquiring Fund--Class R Shares	$164	$508	$876	$1,911
Pro Forma After Reorganization-Acquiring Fund--
Class R Shares	$164	$508	$876	$1,911

Alger LargeCap Growth Institutional Fund (Fund) into Alger LargeCap Growth Fund
(Acquiring Fund)

Annual Fund Operating Expenses as a percentage of average daily net assets:

	Fund Class I	Acquiring Fund Class I	Pro Forma After Reorganization Acquiring Fund Class I
Management fees	.75%	.75%	.75%
Distribution (Rule 12b-1) fees	None	.25%	.25%
Shareholder services fees	.25%	None	None
Other Expenses	.12%	.12%	.12%

Total Annual Fund Operating Expenses	1.12%	1.12%	1.12%

	Fund Class R	Acquiring Fund Class R	Pro Forma After Reorganization Acquiring Fund Class R
Management fees	.75%	.75%	.75%
Distribution (Rule 12b-1) fees	.50%	.50%	.50%
Shareholder services fees	.25%	.25%	.25%
Other Expenses	.13%	.11%	.11%
Total Annual Fund Operating Expenses	1.63%	1.61%	1.61%

Expense example

-------------------------------------------------------------------------------------------------------------------
	1 Year	3 Years	5 Years	10 Years
Fund--Class I Shares	$114	$356	$617	$1,363
Acquiring Fund--Class I Shares	$114	$356	$617	$1,363
Pro Forma After Reorganization-Acquiring Fund--
Class I Shares	$114	$356	$617	$1,363
	1 Year	3 Years	5 Years	10 Years
Fund--Class R Shares	$166	$514	$887	$1,933
Acquiring Fund--Class R Shares	$164	$508	$876	$1,911
Pro Forma After Reorganization-Acquiring Fund--
Class R Shares	$164	$508	$876	$1,911

Alger Capital Appreciation Institutional Fund (Fund) into Alger Capital Appreciation Fund
(Acquiring Fund)

Annual Fund Operating Expenses as a percentage of average daily net assets:

	Fund Class I	Acquiring Fund Class I	Pro Forma After Reorganization Acquiring Fund Class I
Management fees	.85%	.85%	.85%
Distribution (Rule 12b-1) fees	None	.25%	.25%
Shareholder services fees	.25%	None	None
Other Expenses	.10%	.08%	.08%

Total Annual Fund Operating Expenses	1.20%	1.18%	1.18%

	Fund Class R	Acquiring Fund Class R	Pro Forma After Reorganization Acquiring Fund Class R
Management fees	.85%	.85%	.85%
Distribution (Rule 12b-1) fees	.50%	.50%	.50%
Shareholder services fees	.25%	.25%	.25%
Other Expenses	.13%	.10%	.10%

Total Annual Fund Operating Expenses	1.73%	1.70%	1.70%

Expense example

-------------------------------------------------------------------------------------------------------------------
	3 Years	5 Years	1 Year	10 Years
Fund--Class I Shares	$122	$381	$660	$1,455
Acquiring Fund--Class I Shares	$120	$375	$649	$1,432
Pro Forma After Reorganization-Acquiring Fund--Class I
Shares	$120	$375	$649	$1,432

	1 Year	3 Years	5 Years	10 Years
Fund--Class R Shares	$176	$545	$939	$2,041
Acquiring Fund--Class R Shares	$173	$536	$923	$2,009
Pro Forma After Reorganization-Acquiring Fund--
Class R Shares	$173	$536	$923	$2,009

PAST PERFORMANCE OF THE FUNDS AND THE ACQUIRING FUNDS

Each bar chart and table below illustrate the risks of investing in an Acquiring Fund and the corresponding Fund. The bar chart for each Fund shows the performance of the Fund's Class I shares from year to year and the bar chart for each Acquiring Fund shows the changes in the performance of the Acquiring Fund's Class A shares from year to year. The table for each Fund compares the average annual total returns of the Fund's Class I and Class R shares to those of an appropriate benchmark index. The table for each Acquiring Fund compares the average annual total returns of the Acquiring Fund's Class A shares to those of an appropriate benchmark index. No expenses, fees or taxes are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index. Investors cannot invest directly in any index. Maximum initial sales charges for the Acquiring Fund's Class A shares are not reflected in the charts; if they were, the returns shown would have been lower. Maximum initial sales charges for the Acquiring Fund's Class A shares are reflected in the tables. Since Class I and Class R shares of the Acquiring Funds are new, past performance information is not available for those classes. There are no sales loads for Class I or Class R shares of the Acquiring Funds.

The tables also shows the effect of taxes on the returns of the Funds' Class I shares and the Acquiring Funds' Class A shares by presenting after-tax returns. These returns are calculated using the highest individual federal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemption, giving rise to a tax benefit to the shareholder. Actual after-tax returns will depend on your specific situation and may differ from those shown. The after-tax returns shown will be irrelevant to investors owning shares through tax-deferred accounts, such as IRAs or 401(k) plans. The returns assume reinvestment of dividends and distributions. Remember that a fund's past performance (before or after taxes) is not necessarily an indication of how it will perform in the future. Performance of each share Class will vary from the performance of the other share Classes because of differences in charges and expenses.

Alger SmallCap Growth Institutional Fund (Fund) into Alger SmallCap Growth Fund (Acquiring Fund)

FUND — CLASS I SHARES

Year-by-year total returns as of 12/31 each year (%)

14.83	14.21	25.01	52.16	(22.84)	(27.98)	(26.84)	41.88	16.46	15.79

'96	'97	'98	'99	'00	'01	'02	'03	'04	'05

Best Quarter: Worst Quarter:	Q4 '98 Q1 '01	30.16% (26.59)%

The year-to-date total return for Class I shares of the Fund as of 9/30/06 was 6.72%.

Average annual total returns as of 12/31/05

	1 Year	5 Years	10 Years	Since Inception*
Class I
returns before taxes	15.79%	0.16%	6.85%	10.61%
Class I
returns after taxes
on distributions	15.79%	0.16%	5.38%	9.34%
Class I
returns after taxes
on distributions and
sale of fund shares	10.27%	0.14%	5.16%	8.80%
Class R
returns before taxes	15.44%	N/A	N/A	25.19%
Russell 2000 Growth Index**				6.02% (Class I)
	4.15%	2.28%	4.68%	22.45% (Class R)

*	The inception dates for Class I and Class R shares of Alger SmallCap Growth Institutional Fund are 11/8/1993 and 1/27/2003, respectively.
**	The Russell 2000 Growth Index is an index of common stocks designed to track performance of small-capitalization companies with greater than average growth orientation.

ACQUIRING FUND — CLASS A SHARES

Year-by-year total returns as of 12/31 each year (%)

10.03	10.76	32.73	(28.79)	(31.29)	(27.98)	42.81	15.73	16.14

'97	'98	'99	'00	'01	'02	'03	'04	'05

Best Quarter: Worst Quarter:	Q4 '99 Q1 '01	26.60% (27.45)%

The year-to-date total return for Class A shares of the Acquiring Fund as of 9/30/06 was 7.31%.

Average annual total returns as of 12/31/05

	1 Year	5 Years	Since Inception*
Class A**
returns before taxes**	10.04%	(1.95)%	0.48%
Class A**
returns after taxes on distributions**	10.04%	(1.95)%	(1.01)%
Class A
returns after taxes
on distributions and sale of fund shares**	6.53%	(1.65)%	(0.05)%
Russell 2000 Growth Index***	4.15%	2.28%	3.97%

*	The inception date for Class A shares of Alger SmallCap Growth Fund is 1/1/1997.
**	After deduction of applicable sales charges.
***	The Russell 2000 Growth Index is an index of common stocks designed to track performance of small-capitalization companies with greater than average growth orientation.

Alger MidCap Growth Institutional Fund (Fund) into Alger MidCap Growth Fund (Acquiring Fund)

FUND — CLASS I SHARES

Year-by-year total returns as of 12/31 each year (%)

15.19	20.25	39.21	41.77	16.95	(6.18)	(29.46)	45.66	12.07	10.32

'96	'97	'98	'99	'00	'01	'02	'03	'04	'05

Best Quarter: Worst Quarter:	Q1 '98 Q3 '02	31.43% (18.35)%

The year-to-date total return for Class I shares of the Fund as of 9/30/06 was (1.20)%.

Average annual total returns as of 12/31/05

	1 Year	5 Years	10 Years	Since Inception*
Class I
returns before taxes	10.32%	3.57%	14.31%	16.85%
Class I
returns after taxes
on distributions	6.94%	2.89%	10.43%	13.28%
Class I
returns after taxes
on distributions and
sale of fund shares	10.99%	2.74%	10.09%	12.80%
Class R
returns before taxes	9.75%	N/A	N/A	22.61%
Russell Midcap Growth Index**				10.18% (Class I)
	12.11%	1.38%	9.27%	23.67% (Class R)

*	The inception dates for Class I and Class R shares of Alger MidCap Growth Institutional Fund are 11/8/1993 and 1/27/2003, respectively.

**	The Russell Midcap Growth Index is an index of common stocks designed to track performance of medium- capitalization companies with greater than average growth orientation.

ACQUIRING FUND — CLASS A SHARES

Year-by-year total returns as of 12/31 each year (%)

15.92	32.26	35.28	12.96	(7.00)	(30.48)	45.90	12.66	9.34

'97	'98	'99	'00	'01	'02	'03	'04	'05

Best Quarter: Worst Quarter:	Q4 '98 Q3 '02	27.63% (18.81)%

The year-to-date total return for Class A shares of the Acquiring Fund as of 9/30/06 was (1.04)%.

Average annual total returns as of 12/31/05

	1 Year	5 Years	Since Inception*
Class A
returns before taxes**	3.60%	1.94%	11.10%
Class A
returns after taxes on distributions**	0.54%	1.33%	8.57%
Class A
returns after taxes
on distributions and sale of fund shares**	3.04%	1.37%	8.22%
Russell Midcap Growth Index***	12.11%	1.38%	8.39%

*	The inception date for Class A shares of Alger MidCap Growth Fund is 1/1/1997.
**	After deduction of applicable sales charges.
***	The Russell Midcap Growth Index is an index of common stocks designed to track performance of medium- capitalization companies with greater than average growth orientation.

Alger LargeCap Growth Institutional Fund (Fund) into Alger LargeCap Growth Fund (Acquiring Fund)

FUND — CLASS I SHARES

Year-by-year total returns as of 12/31 each year (%)

11.32	26.72	49.97	35.24	(13.85)	(12.25)	(33.91)	34.37	4.80	11.70

'96	'97	'98	'99	'00	'01	'02	'03	'04	'05

Best Quarter: Worst Quarter:	Q4 '98 Q3 '02	27.08% (20.58)%

The year-to-date total return for Class I shares of the Fund as of 9/30/06 was (2.36)%.

Average annual total returns as of 12/31/05

	1 Year	5 Years	10 Years	Since Inception*
Class I
returns before taxes	11.70%	(1.82)%	8.44%	10.04%
Class I
returns after taxes
on distributions	11.58%	(1.84)%	6.37%	7.85%
Class I
returns after taxes
on distributions and
sale of fund shares	7.60%	(1.55)%	6.22%	7.63%
Class R
returns before taxes	11.22%	N/A	N/A	17.38%
Russell 1000 Growth Index**				8.63% (Class I)
	5.27%	(3.58)%	6.73%	14.39% (Class R)

*	The inception dates for Class I and Class R shares of Alger LargeCap Growth Institutional Fund are 11/8/1993 and 1/27/2003, respectively.
**	The Russell 1000 Growth Index is an index of common stocks designed to track performance of large-capitalization companies with greater than average growth orientation.

ACQUIRING FUND — CLASS A SHARES

Year-by-year total returns as of 12/31 each year (%)

24.05	45.17	33.69	(15.12)	(12.16)	(32.82)	34.58	5.67	11.45

'97	'98	'99	'00	'01	'02	'03	'04	'05

Best Quarter: Worst Quarter:	Q4 '98 Q3 '02	25.12% (20.38)%

The year-to-date total return for Class A shares of the Acquiring Fund as of 9/30/06 was (2.18)%.

Average annual total returns as of 12/31/05

	1 Year	5 Years	Since Inception*
Class A
returns before taxes**	5.60%	(2.39)%	6.82%
Class A
returns after taxes on distributions**	5.60%	(2.39)%	5.36%
Class A
returns after taxes
on distributions and sale of fund shares**	3.64%	(2.01)%	5.30%
Russell 1000 Growth Index***	5.27%	(3.58)%	5.05%

*	The inception date for Class A shares of Alger LargeCap Growth Fund is 1/1/1997.
**	After deduction of applicable sales charges.

***	The Russell 1000 Growth Index is an index of common stocks designed to track performance of large-capitalization companies with greater than average growth orientation.

Alger Capital Appreciation Institutional Fund (Fund) into Alger Capital Appreciation Fund (Acquiring Fund)

FUND — CLASS I SHARES

Year-by-year total returns as of 12/31 each year (%)

10.06	25.44	63.44	88.73	(25.88)	(16.86)	(34.42)	34.24	8.03	14.74

'96	'97	'98	'99	'00	'01	'02	'03	'04	'05

Best Quarter: Worst Quarter:	Q4 '99 Q3 '00	38.50% (22.97)%

The year-to-date total return for Class I shares of the Fund as of 6/30/06 was 7.34%.

Average annual total returns as of 12/31/05

	1 Year	5 Years	10 Years	Since Inception*
Class I
returns before taxes	14.74%	(1.93)%	11.10%	12.81%
Class I
returns after taxes
on distributions	14.73%	(1.93)%	8.01%	9.75%
Class I
returns after taxes
on distributions and
sale of fund shares	9.58%	(1.63)%	7.67%	9.35%
Class R
returns before taxes	14.19%	N/A	N/A	18.76%
Russell 3000 Growth Index**				8.33% (Class I)
	5.17%	(3.17)%	6.47%	14.94% (Class R)

*	The inception dates for Class I and Class R shares of Alger Capital Appreciation Institutional Fund are 11/8/1993 and 1/27/2003, respectively.
**	The Russell 3000 Growth Index is an index of common stocks designed to track performance of companies with greater than average growth orientation in general.

ACQUIRING FUND — CLASS A SHARES

Year-by-year total returns as of 12/31 each year (%)

21.13	38.42	74.01	(27.71)	(18.08)	(35.21)	35.26	7.43	15.01

'97	'98	'99	'00	'01	'02	'03	'04	'05

Best Quarter: Worst Quarter:	Q4 '99 Q4 '00	40.65% (23.54)%

The year-to-date total return for Class A shares of the Acquiring Fund as of 9/30/06 was 7.44%.R

Average annual total returns as of 12/31/05

	1 Year	5 Years	Since Inception*
Class A
returns before taxes**	8.97%	(3.42)%	6.57%
Class A
returns after taxes on distributions**	8.97%	(3.42)%	5.58%
Class A
returns after taxes
on distributions and sale of fund shares**	5.83%	(2.87)%	5.32%
Russell 3000 Growth Index***	5.17%	(3.17)%	4.93%

*	The inception date for Class A shares of Alger Capital Appreciation Fund is 1/1/1997.
**	After deduction of applicable sales charges.
***	The Russell 3000 Growth Index is an index of common stocks designed to track performance of companies with greater than average growth orientation in general.

CAPITALIZATION OF THE FUNDS AND THE ACQUIRING FUNDS

           Each Fund has classified its shares into two classes – Class I and Class R and each Acquiring Fund has classified its shares into five classes – Class A, Class B, Class C, Class I and Class R. Class A, Class B and Class C shares of the Acquiring Funds are not involved with the Reorganizations. Class I and Class R shares are new and have been authorized by the Acquiring Trust's Board of Trustees to be issued to the Funds' shareholders in connection with the relevant Reorganization. The following tables sets forth, for each Fund, as of September 30, 2006 (1) the capitalization Class I and Class R shares of the Fund, (2) the capitalization of Class I and Class R shares of the Acquiring Fund and (3) the pro forma capitalization of Class I and Class R shares of the Acquiring Fund as adjusted showing the effect of the Reorganization had it occurred on such date. The Adjustments column for each Reorganization reflects the pro rata allocation of the estimated costs of the Reorganization between the Fund and Acquiring Fund.

Alger SmallCap Growth Institutional Fund (Fund) and Alger SmallCap Growth Fund (Acquiring Fund)

	Fund Class I	Acquiring Fund Class I	Adjustments	Pro Forma After Reorganization— Acquiring Fund Class I
Total net assets	$226,238,741	$0	$17,184	$226,221,557
Net asset value per share	$22.38	N/A	-	$5.87
Shares outstanding	10,108,424	None	-	38,541,523

	Fund Class R	Acquiring Fund Class R	Adjustments	Pro Forma After Reorganization— Acquiring Fund Class R
Total net assets	$7,136,438	$0	$542	$7,135,896
Net asset value per share	$22.02	N/A	-	$5.87
Shares outstanding	324,065	None	-	1,215,747

Alger MidCap Growth Institutional Fund (Fund) and Alger MidCap Growth Fund (Acquiring Fund)

	Fund Class I	Acquiring Fund Class I	Adjustments	Pro Forma After Reorganization— Acquiring Fund Class I
Total net assets	$1,284,705,415	$0	$97,577	$1,284,607,838
Net asset value per share	$16.52	N/A	-	$8.54
Shares outstanding	77,773,034	None	-	150,433,889

	Fund Class R	Acquiring Fund Class R	Adjustments	Pro Forma After Reorganization— Acquiring Fund Class R
Total net assets	$42,039,619	$0	$3,193	$42,036,426
Net asset value per share	$16.20	N/A	-	$8.54
Shares outstanding	2,594,368	None	-	4,922,672

Alger LargeCap Growth Institutional Fund (Fund) and Alger LargeCap Growth Fund (Acquiring Fund)

	Fund Class I	Acquiring Fund Class I	Adjustments	Pro Forma After Reorganization— Acquiring Fund Class I
Total net assets	$103,201,693	$0	$7,838	$103,193,855
Net asset value per share	$12.83	N/A	-	$10.76
Shares outstanding	8,042,481	None	-	9,591,235

	Fund Class R	Acquiring Fund Class R	Adjustments	Pro Forma After Reorganization— Acquiring Fund Class R
Total net assets	$5,203,423	$0	$395	$5,203,028
Net asset value per share	$12.64	N/A	-	$10.76
Shares outstanding	411,781	None	-	483,589

Alger Capital Appreciation Institutional Fund (Fund) and Alger Capital Appreciation Fund (Acquiring Fund)

	Fund Class I	Acquiring Fund Class I	Adjustments	Pro Forma After Reorganization— Acquiring Fund Class I
Total net assets	$155,809,052	$0	$11,834	$155,790,218
Net asset value per share	$15.07	N/A	-	$10.54
Shares outstanding	10,335,872	None	-	14,782,643

	Fund Class R	Acquiring Fund Class R	Adjustments	Pro Forma After Reorganization— Acquiring Fund Class R
Total net assets	$5,744,894	$0	$437	$5,744,457
Net asset value per share	$14.80	N/A	-	$10.54
Shares outstanding	388,087	None	-	545,056

           As set forth in the chart below, as of September 30, 2006, the Acquiring Funds had the following approximate total net assets (attributable to Class A, Class B and Class C shares). The Acquiring Funds currently do not offer Class I or Class R shares. Each share has one vote. Shares have no preemptive or subscription rights and are freely transferable. All share classes will invest in the same portfolio of securities, but the classes are subject to different charges and expenses and will likely have different share prices.

Acquiring Fund (Class A, B and C shares) Alger SmallCap Growth Fund Alger MidCap Growth Fund Alger LargeCap Growth Fund Alger Capital Appreciation Fund	Total Net Assets (approximate) $268,740,388 $589,633,143 $415,268,882 $353,312,995

COMPARISION OF SHAREHOLDER SERVICES AND DISTRIBUTION ARRANGMENTS

           Purchase Procedures. The purchase procedures of each of the Funds and the Acquiring Funds and the investment services they offer are the same. The Funds are investment vehicles for institutional investors. Typical investors include banks, insurance companies, broker-dealers, investment advisers, investment companies, qualified pension and profit-sharing plans, non-qualified deferred compensation plans, and trusts funding charitable, religious and educational institutions.

           Class R shares are currently available to retirement and benefit plans and other institutional investors which place orders through financial intermediaries that perform administrative and/or other services for these accounts and that have entered into special arrangements with the Funds and/or Alger Inc., specifically for such orders. Class R shares of the Funds are generally not available to retail, traditional, simple and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR SEPs, and individual 403(b) and individual 529 tuition accounts. The newly-established Class I and R shares of the Acquiring Funds will have the same investment qualifications and purchase procedures that are currently in place for the Class I and Class R shares of the Funds.

           See "Shareholder Information – Purchasing and Redeeming Fund Shares," "Exchanges of Fund Shares" and "Other Purchase and Exchange Limitations" in the relevant Prospectus and "How to Buy Shares" and "Purchases and Redemptions" in the relevant Statement of Additional Information for a discussion of purchase procedures.

           Distribution and Shareholder Services Plans. Class I and Class R shares of each of the Acquiring Funds are subject to plans adopted pursuant to Rule 12b-1 under the 1940 Act (each, a "Rule 12b-1 Plan"). Under the Acquiring Funds' Rule 12b-1 Plans, each Acquiring Fund pays Alger Inc. a fee at an annual rate of 0.25% and 0.50% of the value of the average daily net assets of Class I shares and Class R shares, respectively, to finance the sale and distribution of such shares. Because the Rule 12b-1 Plan fee is paid out of the assets attributable to the relevant Class of shares on an ongoing basis, over time it will increase the cost of your investment in such Class of shares and may cost you more than paying other types of sales charges. See "Expenses — Distribution Plan" in the relevant Acquiring Fund's Statement of Additional Information for a discussion of the Rule 12b-1 Plan. Class R shares of each of the Acquiring Funds also are subject to a Shareholder Services Plan pursuant to which each Acquiring Fund pays Alger Inc. a fee at an annual rate of 0.25% of the value of the average daily net assets of Class R for providing shareholder services. See "Fees and Expenses" in the relevant Fund's Prospectus and "Expenses" in the relevant Acquiring Fund's Statement of Additional Information for a discussion of the Shareholder Services Plan.

           Class R shares of each of the Funds are currently subject to a Rule 12b-1 Plan, pursuant to which each Fund pays Alger Inc. a fee at the annual rate of 0.50% of the value of the average daily net assets of Class R shares (Class I shares of the Funds currently are not subject to a Rule 12b-1 Plan) to finance the sale and distribution of such shares. Class I and Class R shares of each of the Funds currently are subject to a Shareholder Services Plan pursuant to which each Fund pays Alger Inc. a fee at an annual rate of 0.25% of the value of the average daily net assets of the relevant class for providing shareholder services. See "Fees and Expenses" in the relevant Fund's Prospectus and "Expenses" in the relevant Fund's Statement of Additional Information for a discussion of the Shareholder Services Plan. The Board of Trustees of the Trust, on behalf of the Funds, has approved the implementation of a Rule 12b-1 Plan for Class I shares of each Fund, and the termination of the Shareholder Servicing Plan for Class I shares, pursuant to which the Fund would pay Alger Inc. a fee at an annual rate of 0.25% of the value of the average daily net assets of Class I shares. This Rule 12b-1 Plan is subject to shareholder approval, which is being sough in a separate proxy statement.

           Redemption Procedures. The redemption procedures of the Funds and the Acquiring Funds are the same. See "Shareholder Information—Purchasing and Redeeming Fund Shares" in the relevant Prospectus and "Purchases and Redemptions" in the relevant Statement of Additional Information for a discussion of redemption procedures.

           Distributions. The dividends and distributions policies of the Funds and the Acquiring Funds are identical. Each Fund declares and pays dividends and distributions annually. It is expected that annual distributions to shareholders will consist primarily of capital gains. Dividends and distributions may differ between classes of shares of a Fund because of the classes' differing expenses. See "Dividends and Distributions" in the relevant Prospectus for a discussion of such policies.

           Shareholder Services. The shareholder services offered by the Fund and the Acquiring Fund are identical. The privileges you currently have on your Fund account will transfer automatically to your account with the Acquiring Fund. See "Shareholder Information" in the relevant Prospectus for a further discussion of the shareholder services offered.

REASONS FOR THE REORGANIZATIONS

Overview

           At meetings held in September 2006, The Board of Trustees of the Trust, on behalf of each Fund and the Board of Trustees of the Acquiring Trust, on behalf of each Acquiring Fund, approved a series of initiatives that are designed to: (1) integrate the operations of the Alger Family of Funds, including the Funds; (2) streamline the operations and product offerings of the Alger Family of Funds; and (3) take advantage of potential economies of scale. The integration of the Alger Family Funds will include, among other things: (1) eliminating overlapping or duplicative funds; (2) electing Trustees of the Funds' Boards to create a unitary Board structure across the Alger Family of Funds; (3) proposing a standardized set of fundamental investment policies for the Alger Family of Funds; (4) rationalizing share classes; and (5) approving new advisory agreements as a result of the pending change of control of Alger Management.

           These initiatives are being implemented over a period of time. If approved by the Fund's shareholders, the proposed Reorganizations are expected to close in early January 2007. The other initiatives are being submitted for shareholder approval in separate proxy materials, which were mailed to shareholders on or about November 15, 2006. If shareholders of the Acquiring Funds approve these proposals, the Acquiring Fund(s) will be governed by the same Board of Trustees and Agreement and Declaration of Trust, and will have the same investment advisory agreement, fundamental investment policies and distribution plan (Class I shares only) as proposed for your Fund(s).

Reorganizations

           The Board of Trustees of the Trust, on behalf of each Fund and the Board of Trustees of the Acquiring Trust, on behalf of each Acquiring Fund, has concluded that each Reorganization is in the best interests of the relevant Fund and the corresponding Acquiring Fund, respectively, and their shareholders. The Trust's Board believes that the Reorganization will permit shareholders of the Fund to pursue the same investment goals in a different fund without diluting such shareholders' interests.

           Alger Management, the Fund's and Acquiring Fund's investment adviser, has reviewed all of the equity funds in the Alger Family of Funds and has concluded that it would be appropriate to consolidate certain funds having similar investment objectives and management policies. Each Fund is one of the funds that Alger Management recommended, and the Trust's Board of Trustees approved, be consolidated with another fund in the Alger Family of Funds. Each Fund and its corresponding Acquiring Fund has identical investment objectives, investment strategies and management policies. By combining the Fund with the Acquiring Fund, Fund shareholders should benefit from more efficient portfolio management and Alger Management should be able to eliminate the duplication of resources and costs associated with servicing the funds as separate entities.

           The Board of the Acquiring Trust considered that each Reorganization presents an opportunity for the corresponding Acquiring Fund to acquire investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to each Acquiring Fund.

           In determining whether to recommend approval of each Reorganization, each Board considered the following factors, among others: (1) the compatibility of the Fund's and the Acquiring Fund's investment objectives, management policies and restrictions, as well as shareholder services offered by the Fund and the Acquiring Fund; (2) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder interests; (3) the expense ratios and information regarding the fees and expenses of the Fund and the Acquiring Fund, as well as the estimated expense ratio of the combined Acquiring Fund; (4) the relative performance of the Fund and the Acquiring Fund; (5) the tax consequences of the Reorganization; and (6) the allocation of the expenses associated with the Reorganization, including the solicitation of proxies.

           For the reasons described above, the Board of Trustees of the Trust, on behalf of the Funds, and the Board of Trustees of the Acquiring Trust, on behalf of the Acquiring Funds, including the Independent Trustees of each Board, approved the Reorganizations.

INFORMATION ABOUT THE REORGANIZATIONS

Plans of Reorganization

           The following summary of the Plans is qualified in its entirety by reference to the form of Plan attached to this Prospectus/Proxy Statement as Appendix A. Each Plan provides that, subject to the requisite approval of the relevant Fund's shareholders, the corresponding Acquiring Fund will acquire all of the assets of the Fund in exchange for Acquiring Fund Class I and Class R shares, and the assumption by the Acquiring Fund of the Fund's stated liabilities on January 16, 2006 with respect to Alger Small Cap Growth Institutional Fund and Alger Capital Appreciation Institutional Fund and on or about January 18, 2006 with respect to Alger MidCap Growth Institutional Fund and Alger LargeCap Growth Institutional Fund or such other date as may be agreed upon by the parties (the "Closing Date"). The number of Acquiring Fund Class I and Class R shares to be issued to the Fund will be determined on the basis of the relative net asset values per share and aggregate net assets of the corresponding Class of the Fund and the Acquiring Fund, generally computed as of the close of trading on the floor of the New York Stock Exchange (usually at 4:00 p.m., Eastern time) on the Closing Date. Portfolio securities of the Fund and the Acquiring Fund will be valued in accordance with the valuation practices of the Acquiring Fund, which are described under the caption "Account Policies—Buying Shares" in the Acquiring Fund's Prospectus and under the caption "Determination of Net Asset Value" in the Acquiring Fund's Statement of Additional Information.

           On or before the Closing Date, the Fund will declare a dividend or dividends which, together with all previous dividends, will have the effect of distributing to Fund shareholders all of the Fund's previously undistributed investment company taxable income, if any, for the tax periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid), its net exempt interest income for the tax periods ending on or before the Closing Date, and all of its previously undistributed net capital gain, if any, realized in the tax periods ending on or before the Closing Date (after reduction for any capital loss carryforward).

           As soon as conveniently practicable after the Closing Date, the Fund will liquidate and distribute pro rata to its Class I and Class R shareholders of record as of the close of business on the Closing Date, Acquiring Fund Class I and Class R shares, respectively, received by it in the Reorganization. Such liquidation and distribution will be accomplished by establishing accounts on the share records of the Acquiring Fund in the name of each Fund shareholder, each account being credited with the respective pro rata number of Acquiring Fund shares due to the shareholder. After such distribution and the winding up of its affairs, the Fund will be terminated and cease operations. After the Closing Date, any outstanding certificates representing Fund shares will represent Acquiring Fund shares distributed to the record holders of the Fund.

           The Plan may be amended at any time prior to the Reorganization. The Fund will provide its shareholders with information describing any material amendment to the Plan prior to shareholder consideration. The obligations of the Fund and the Acquiring Fund under the Plan are subject to various conditions, including approval by Fund shareholders holding the requisite number of Fund shares and the continuing accuracy of various representations and warranties of the Fund and the Acquiring Fund.

           The total expenses of the Reorganizations are expected to be approximately $139,000, which will be borne pro rata by the Funds based on their net assets valued as of the Closing Date.

           If a Reorganization is not approved by an Fund shareholders, the Trust's Board will consider other appropriate courses of action.

Federal Income Tax Consequences

           The exchange of Fund assets for Acquiring Fund shares, the Acquiring Fund's assumption of the Fund's stated liabilities and the Fund's distribution of those shares to Fund shareholders are intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of the Reorganization, the Fund and the Acquiring Fund will receive the opinion of Stroock & Stroock & Lavan LLP, counsel to the Fund and Acquiring Fund, to the effect that, on the basis of the existing provisions of the Code, Treasury regulations issued thereunder, current administrative regulations and pronouncements and court decisions, and certain facts, assumptions and representations, for federal income tax purposes: (1) the transfer of all of the Fund's assets to the Acquiring Fund in exchange solely for Acquiring Fund Class I and Class R shares and the assumption by the Acquiring Fund of the Fund's stated liabilities, followed by the distribution by the Fund of those Acquiring Fund Class I and Class R shares to Fund shareholders in complete liquidation of the Fund, will qualify as a "reorganization" within the meaning of Section 368(a) of the Code and each of the Fund and the Acquiring Fund will be "a party to a reorganization"; (2) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Fund in exchange solely for Acquiring Fund Class I and Class R shares and the assumption by the Acquiring Fund of stated liabilities of the Fund pursuant to the Reorganization; (3) no gain or loss will be recognized by the Fund upon the transfer of its assets to the Acquiring Fund in exchange solely for Acquiring Fund Class I and Class R shares and the assumption by the Acquiring Fund of stated liabilities of the Fund or upon the distribution (whether actual or constructive) of those Acquiring Fund Class I and Class R shares to Fund shareholders in exchange for their shares of the Fund in liquidation of the Fund pursuant to the Reorganization; (4) no gain or loss will be recognized by Fund shareholders upon the exchange of their Fund shares for Acquiring Fund Class I and Class R shares pursuant to the Reorganization; (5) the aggregate tax basis for the Acquiring Fund Class I and Class R shares received by each Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis for the Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of those Acquiring Fund Class I and Class R shares received by each Fund shareholder will include the period during which the Fund shares exchanged therefor were held by such shareholder (provided the Fund shares were held as capital assets on the date of the Reorganization); and (6) the tax basis of each Fund asset acquired by the Acquiring Fund will be the same as the tax basis of such asset to the Fund immediately prior to the Reorganization, and the holding period of each Fund asset in the hands of the Acquiring Fund will include the period during which that asset was held by the Fund.

           Neither the Fund nor the Acquiring Fund has sought a tax ruling from the Internal Revenue Service ("IRS"). The opinion of counsel is not binding on the IRS, nor does it preclude the IRS from adopting a contrary position. Fund shareholders should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, Fund shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Capital Loss Carryforwards

           As set forth in the chart below, each Fund has the following unused capital loss carryforward as of its most recent fiscal year ended October 31, 2005:

Acquired Funds Alger SmallCap Growth Institutional Fund Alger MidCap Growth Institutional Fund Alger LargeCap Growth Institutional Fund Alger Capital Appreciation Institutional Fund	Capital Loss Carryforward 62,531,530 -- 24,359,710 102,551,117

Acquiring Funds Alger SmallCap Growth Fund Alger MidCap Growth Fund Alger LargeCap Growth Fund Alger Capital Appreciation Fund	Capital Loss Carryforward 109,224,308 -- 225,655,278 539,229,519

           There are limitations to the amount of the carryforward that can be utilized in any one year, and any amount that cannot be utilized in any one year can be carried over to a succeeding year subject to the same limitations in such year. Different amounts of the capital loss carryforward expire in different years. Consequently, as a result of the limitations on the use of capital loss carryforwards, if the Reorganization is consummated it is expected that some or all of the Fund's capital loss carryforward may expire unused.

Required Vote and Board's Recommendation

           The Trust's Board of Trustees, on behalf of each Fund, has approved the Fund's Plan and the Reorganization and has determined that (1) participation in the Reorganization is in the best interests of the Fund and its shareholders and (2) the interests of shareholders of the Fund will not be diluted as a result of the Reorganization. Pursuant to the Trust's charter documents, an affirmative vote of a majority of an Fund's shares outstanding and entitled to vote is required to approve its Plan and the Reorganization.

THE TRUST'S BOARD, INCLUDING THE INDEPENDENT TRUSTEES, UNANIMOUSLY
RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" APPROVAL OF THE RELEVANT
PLAN AND REORGANIZATION.

ADDITIONAL INFORMATION ABOUT THE FUNDS

           Information about the Acquiring Funds is incorporated by reference into this Prospectus/Proxy Statement from each Acquiring Fund's Prospectus forming a part of the Acquiring Trust's Registration Statement on Form N-1A (File No. 33-4959). The Acquiring Trust is incorporated under the name The Alger Funds and intends to issue Class I and Class R shares for each Acquiring Fund only if the Reorganization is approved by the corresponding Fund shareholders and consummated. Information about the Funds is incorporated by reference into this Prospectus/Proxy Statement from each Fund's Prospectus forming a part of the Trust's Registration Statement on Form N-1A (File No. 33-68124).

           The Funds are subject to the requirements of the 1940 Act and file reports, proxy statements and other information with the Commission. Reports, proxy statements and other information filed by the Funds may be inspected and copied at the Public Reference Facilities of the Commission at 100 F. Street, N.E., Room 1024, Washington, D.C. 20549. Text-only versions of fund documents can be viewed on-line or downloaded from www.sec.gov or www.alger.com. Copies of such material also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

Legal Proceedings

           Alger Management and certain of its affiliates are subject to various legal proceedings, a summary of which is set forth in Appendix C. Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against Alger Management or Alger Inc., those entities would, in the absence of exemptive relief granted by the Commission, be barred from serving as investment adviser/sub-adviser or distributor for any registered investment company, including the Funds and the Acquiring Funds. While exemptive relief from Section 9(a) under the 1940 Act has been granted in certain other cases, there is no assurance that such exemptive relief would be granted if sought. In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased redemptions from the Funds or the Acquiring Funds, loss of personnel of Alger Management, diversion of time and attention of Alger Management's personnel, diminishment of financial resources of or other consequences potentially adverse to the Funds and the Acquiring Funds. Alger Management cannot predict the potential effect of such actions upon Alger Management or the Funds and the Acquiring Funds. There can be no assurance that the effect, if any, would not be material.

VOTING INFORMATION

           In addition to the use of the mails, proxies may be solicited personally or by telephone, and persons holding Fund shares in their names or in nominee name may be paid for their expenses in sending soliciting materials to their principals. In addition, Alger Management has retained Computershare Fund Services ("CFS"), 280 Oser Avenue, Hauppauge, New York 11788, a proxy solicitation firm, to assist in the solicitation of proxies. CFS may solicit proxies personally and by telephone.

           Authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholder's identity. In all cases where a telephonic proxy is solicited (as opposed to where the shareholder calls the toll-free number directly to vote), the shareholder will be asked to provide his or her address, social security number (in the case of an individual) or taxpayer identification number (in the case of a non-individual) and the number of shares owned and to confirm that the shareholder has received the Prospectus/Proxy Statement and proxy card in the mail. Within 72 hours of receiving a shareholder's telephonic or electronically transmitted voting instructions, a confirmation will be sent to the shareholder to ensure that the vote has been taken in accordance with the shareholder's instructions and to provide a telephone number to call immediately if the shareholder's instructions are not correctly reflected in the confirmation. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting a new proxy to the relevant Fund or by attending the Meeting and voting in person.

           If a proxy is executed properly and returned accompanied by instructions to withhold authority to vote, represents a broker "non-vote" (that is, a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote Fund shares on a particular matter with respect to which the broker or nominee does not have discretionary power) or is marked with an abstention (collectively, "abstentions"), the Fund shares represented thereby will be considered to be present at the Meeting for purposes of determining the existence of a quorum for the transaction of business. Abstentions will have the effect of a "no" vote for the purpose of obtaining requisite approval for the relevant Fund's proposal.

           With respect to each Fund's proposal, in the event that a quorum is not present at the Meeting, or if a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the nature of the proposal, the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to Fund shareholders with respect to the reasons for the solicitation. Any adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote "FOR" the proposal in favor of such adjournment, and will vote those proxies required to be voted "AGAINST" the proposal against any adjournment. A quorum is constituted by the presence in person or by proxy of the holders of fifty percent of the outstanding Fund shares entitled to vote at the Meeting.

           Attached as Appendix D is a list of shareholders, as of the Record Date, know by each Fund to own of record or beneficially 5% or more of the outstanding voting securities of the indicated class of the Fund. No Class I or Class R shares of the Acquiring Funds were outstanding as of such date.

           The votes of the Acquiring Fund's shareholders are not being solicited since their approval or consent is not necessary for the Reorganization.

FINANCIAL STATEMENTS AND EXPERTS

           The audited financial statements of the funds for the fiscal year ended October 31, 2005 have been incorporated herein by reference in reliance upon the reports of Ernst & Young LLP, the funds' independent registered public accounting firm, given on their authority as experts in accounting and auditing. The unaudited financial statements of the Funds for the semi-annual period ended April 30, 2006 also are incorporated herein by reference.

OTHER MATTERS

           The Trust's Trustees are not aware of any other matters that may come before the Meeting. However, should any such matters properly come before the Meeting, it is the intention of the persons named in the accompanying form of proxy to vote the proxy in accordance with their judgment on such matters.

NOTICE TO BANKS, BROKER/DEALERS AND VOTING TRUSTEES
AND THEIR NOMINEES

           Please advise the Funds, c/o Boston Financial Data Services, Inc., Attn: The Alger Institutional Funds, P.O. Box 8480, Boston, Massachusetts 02266-8480, whether other persons are the beneficial owners of Fund shares for which proxies are being solicited from you, and, if so, the number of copies of the Prospectus/Proxy Statement and other soliciting material you wish to receive in order to supply copies to the beneficial owners of Fund shares.

IT IS IMPORTANT THAT PROXIES BE VOTED PROMPTLY. THEREFORE,
SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING IN PERSON ARE
URGED TO COMPLETE, DATE, SIGN AND RETURN THE PROXY CARD IN THE
ENCLOSED POSTAGE-PAID ENVELOPE OR OTHERWISE VOTE PROMPTLY.

APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

           AGREEMENT AND PLAN OF REORGANIZATION dated as of _________, 2006 (the "Agreement"), between ________________________ (the "Trust"), a Massachusetts business trust, on behalf of _____________________ (the "Fund") and _________________________ (the "Acquiring Trust"), a Massachusetts business trust, on behalf of ______________________ (the "Acquiring Fund").

           This Agreement is intended to be and is adopted as a "plan of reorganization" within the meaning of the regulations under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of the transfer of all of the assets of the Fund, attributable to the Fund's Class I and Class R shares, to the Acquiring Fund in exchange solely for the Acquiring Fund's Class I shares ("Acquiring Fund Class I Shares") and Class R shares ("Acquiring Fund Class R Shares" and, together with Acquiring Fund Class I Shares, the "Acquiring Fund Shares"), respectively, of beneficial interest, par value $.001 per share, and the assumption by the Acquiring Fund of certain liabilities of the Fund and the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Fund in liquidation of the Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (the "Reorganization").

           WHEREAS, the Fund is a series of the Trust, a registered, open-end management investment company, and the Acquiring Fund is a series of the Acquiring Trust, a registered, open-end management investment company, and the Fund own securities which are assets of the character in which the Acquiring Fund is permitted to invest;

           WHEREAS, both the Fund and the Acquiring Fund are authorized to issue their shares of beneficial interest;

           WHEREAS, the Trust's Board has determined that the Reorganization is in the best interests of the Fund and the Fund's shareholders and that the interests of the Fund's existing shareholders will not be diluted as a result of the Reorganization; and

           WHEREAS, the Acquiring Trust's Board has determined that the Reorganization is in the best interests of the Acquiring Fund and the Acquiring Fund's shareholders and that the interests of the Acquiring Fund's existing shareholders will not be diluted as a result of the Reorganization:

           NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties agree as follows:

1.	THE REORGANIZATION.

                     1.1     Subject to the terms and conditions contained herein, the Fund agrees to assign, transfer and convey to the Acquiring Fund all of the assets of the Fund, including all securities and cash (subject to liabilities), and the Acquiring Fund agrees in exchange therefor (a) to deliver to the Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined as set forth in paragraph 2.3; and (b) to assume certain liabilities of the Fund, as set forth in paragraph 1.2. Such transactions shall take place at the closing (the "Closing") as of the close of business on the closing date (the "Closing Date"), provided for in paragraph 3.1. In lieu of delivering certificates for the Acquiring Fund Shares, the Acquiring Fund shall credit the Acquiring Fund Shares to the Fund's account on the books of the Acquiring Fund and shall deliver a confirmation thereof to the Fund.

                     1.2     The Fund will discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves reflected on an unaudited statement of assets and liabilities of the Fund prepared by Fred Alger Management, Inc. ("Alger Management"), as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Fund reflected in that unaudited statement of assets and liabilities and shall not assume any other liabilities, whether absolute or contingent.

                     1.3     Delivery of the assets of the Fund to be transferred shall be made on the Closing Date and shall be delivered to State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts, 02111, the Acquiring Fund's custodian (the "Custodian"), for the account of the Acquiring Fund, with all securities not in bearer or book-entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto) to the Custodian for the account of the Acquiring Fund free and clear of all liens, encumbrances, rights, restrictions and claims. All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Acquiring Fund.

                     1.4     The Fund will pay or cause to be paid to the Acquiring Fund any interest received on or after the Closing Date with respect to assets transferred to the Acquiring Fund hereunder. The Fund will transfer to the Acquiring Fund any distributions, rights or other assets received by the Fund after the Closing Date as distributions on or with respect to the securities transferred. Such assets shall be deemed included in assets transferred to the Acquiring Fund on the Closing Date and shall not be separately valued.

                     1.5     As soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Fund will liquidate and distribute pro rata to the Fund's Class I and Class R shareholders of record, determined as of the close of business on the Closing Date ("Fund Shareholders"), Acquiring Fund Class I Shares and Acquiring Fund Class R Shares, respectively, received by the Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Fund Shareholders and representing the respective pro rata number of the applicable Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Fund simultaneously will be canceled on the books of the Fund; Fund share certificates, if any, will be exchanged for Acquiring Fund share certificates upon presentation to the Acquiring Fund's transfer agent.

                     1.6     Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued in the manner described in the Acquiring Fund's current prospectus and statement of additional information; the Acquiring Fund, however, will not issue share certificates in the Reorganization.

                     1.7     Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquiring Fund Shares on the books of the Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

                     1.8     Any reporting responsibility of the Fund is and shall remain the responsibility of the Fund up to and including the Closing Date and such later date on which the Fund's existence is terminated.

2.	VALUATION.

                     2.1     The value of the Fund's assets to be acquired, and the amount of the Fund's liabilities to be assumed, by the Acquiring Fund hereunder shall be computed as of the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time) on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquiring Trust's Agreement and Declaration of Trust, as amended (the "Acquiring Trust's Charter"), and then-current prospectus or statement of additional information of the Acquiring Fund, which are and shall be consistent with the policies currently in effect for the Fund.

                     2.2     The net asset value of an Acquiring Fund Share shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's Charter and then-current prospectus or statement of additional information of the Acquiring Fund, which are and shall be consistent with the policies currently in effect for the Fund.

                     2.3     The number of Acquiring Fund Class I Shares and Acquiring Fund Class R Shares to be issued (including fractional shares, if any) in exchange for the Fund's net assets shall be determined by dividing the value of the net assets of the applicable Class of the Fund determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value of one Acquiring Fund Class A Share, determined in accordance with paragraph 2.2.

                     2.4     All computations of value shall be made in accordance with the regular practices of Alger Management as fund accountant for the Fund and the Acquiring Fund.

3.	CLOSING AND CLOSING DATE.

                     3.1     The Closing Date shall be January __, 2007, or such other date as the parties, through their duly authorized officers, may mutually agree. All acts taking place at the Closing shall be deemed to take place simultaneously on the Closing Date unless otherwise provided. The Closing shall be held at 5:00 p.m., Eastern time, at the offices of Alger Management, 111 Fifth Avenue, 3rd Floor, New York, New York, or such other time and/or place as the parties may mutually agree.

                     3.2     The Custodian shall deliver at the Closing a certificate of an authorized officer stating that the Fund's portfolio securities, cash and any other assets have been delivered in proper form to the Acquiring Fund within three business days after or on the Closing Date.

                     3.3     If on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Fund shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

                     3.4     The transfer agent for the Fund shall deliver promptly after the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Fund Class I and Class R Shareholders and the number and percentage ownership of outstanding Class I and Class R shares, respectively, owned by each such shareholder immediately prior to the Closing. The Acquiring Fund's transfer agent shall issue and deliver to the Fund's Secretary a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Fund that such Acquiring Fund Shares have been credited to the Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, receipts or other documents as such other party or its counsel may reasonably request.

4.	REPRESENTATIONS AND WARRANTIES.

                     4.1     The Trust, on behalf of the Fund, represents and warrants to the Acquiring Trust, on behalf of the Acquiring Fund, as follows:

                               (a) The Fund is a duly established and designated series of the Trust, a voluntary association with transferable shares of the type commonly referred to as a Massachusetts business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts, with power to own all of its properties and assets, to carry on its business as it is now being conducted and to carry out its obligations under this Agreement.

                               (b) The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and the Fund's shares are registered under the Securities Act of 1933, as amended (the "1933 Act"), and such registrations have not been revoked or rescinded and are in full force and effect.

                               (c) The current prospectus and statement of additional information of the Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Securities and Exchange Commission (the "Commission") thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

                               (d) The Fund is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of the Trust's Agreement and Declaration of Trust, as amended (the "Trust's Charter"), or its By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust or the Fund is a party or by which the Fund is bound.

                               (e) The Fund has no material contracts or other commitments outstanding (other than this Agreement) which will be terminated with liability to it on or prior to the Closing Date.

                               (f) The Statements of Assets and Liabilities of the Fund for each of its four fiscal years ended October 31, 2005 have been audited by Ernst & Young LLP, independent registered public accounting firm, and are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Fund as of such dates, and there are no known contingent liabilities of the Fund as of such dates not disclosed therein.

                               (g) Since October 31, 2005, there has not been any material adverse change in the Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of assets and liabilities referred to in paragraphs 1.2 and 4.1(f) hereof.

                               (h) At the Closing Date, all federal and other tax returns and reports of the Fund required by law then to be filed shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Trust's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

                               (i) For each taxable year of its operation (including the taxable year ending at the Closing Date), the Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

                               (j) All issued and outstanding shares of the Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Fund. All of the issued and outstanding shares of the Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of its transfer agent as provided in paragraph 3.4. The Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Fund's shares, nor is there outstanding any security convertible into any of the Fund's shares.

                               (k) On the Closing Date, the Fund will have full right, power and authority to sell, assign, transfer and deliver the assets to be transferred by it hereunder.

                               (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Trust's Board and, subject to the approval of the Fund's shareholders, this Agreement will constitute the valid and legally binding obligation of the Trust, on behalf of the Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

                               (m) The proxy statement of the Fund (the "Proxy Statement") included in the Registration Statement referred to in paragraph 5.5 (other than information therein that has been furnished by or on behalf of the Acquiring Trust or the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

                     4.2     The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants to the Trust, on behalf of the Fund, as follows:

                               (a) The Acquiring Fund is a duly established and designated series of the Acquiring Trust, a voluntary association with transferable shares of the type commonly referred to as a Massachusetts business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts, with power to own all of its properties and assets, to carry on its business as it is now being conducted and to carry out its obligations under this Agreement.

                               (b) The Acquiring Trust is registered under the 1940 Act as an open-end management investment company, and the Acquiring Fund's shares are registered under the 1933 Act, and such registrations have not been revoked or rescinded and are in full force and effect.

                               (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

                               (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of the Acquiring Trust's Charter or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust or Acquiring Fund is a party or by which the Acquiring Fund is bound.

                               (e) The Statements of Assets and Liabilities of the Acquiring Fund for each of its four fiscal years ended October 31, 2005 have been audited by Ernst & Young LLP, independent registered public accounting firm, and are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Fund) fairly reflect the financial condition of the Acquiring Fund as of such dates.

                               (f) Since October 31, 2005, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of assets and liabilities referred to in paragraph 4.2(e) hereof.

                               (g) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed shall have been filed, and all federal and other taxes shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

                               (h) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

                               (i) All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                               (j) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Acquiring Trust's Board and, subject to the approval of the Fund's shareholders, this Agreement will constitute the valid and legally binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

                               (k) The Proxy Statement included in the Registration Statement (only insofar as it relates to the Acquiring Fund and is based on information furnished by the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

                               (l) No consideration other than the Acquiring Fund Shares (and the Acquiring Fund's assumption of the Fund's stated liabilities) will be issued in exchange for the Fund's assets in the Reorganization.

                               (m)     The Acquiring Fund will, after the Reorganization, (i) continue the "historic business" (within the meaning of Section 1.368-1(d)(2) of the regulations under the Code) that the Fund conducted before the Reorganization and (ii) use a significant portion of the Fund's "historic business assets" (within the meaning of Section 1.368-1(d)(3) of the regulations under the Code) in that business.

                               (n) The Acquiring Fund does not directly or indirectly own, nor on the Closing Date will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of the Fund.

5.	COVENANTS OF THE ACQUIRING TRUST, ON BEHALF OF THE ACQUIRING FUND, AND THE TRUST, ON BEHALF OF THE FUND.

                     5.1     The Acquiring Fund and the Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include payment of customary dividends and other distributions.

                     5.2     The Trust, on behalf of the Fund, will call a meeting of the Fund's shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

                     5.3     Subject to the provisions of this Agreement, the Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

                     5.4     As promptly as practicable, but in any case within sixty days after the Closing Date, the Trust shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Fund for federal income tax purposes which will be carried over to the Acquiring Fund as a result of Section 381 of the Code and which will be certified by the Trust's President or its Vice President and Treasurer.

                     5.5     The Trust, on behalf of the Fund, will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the Proxy Statement referred to in paragraph 4.1(m), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended, and the 1940 Act in connection with the meeting of the Fund's shareholders to consider approval of this Agreement and the transactions contemplated herein.

                     5.6     The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                     5.7     The Trust, on behalf of the Fund, covenants that the Fund is not acquiring the Acquiring Fund Shares to be issued hereunder for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

                     5.8     As soon as is reasonably practicable after the Closing, the Fund will make a liquidating distribution to the Fund's shareholders consisting of the Acquiring Fund Shares received at the Closing.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

                     6.1     All representations and warranties of the Trust, on behalf of the Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

                     6.2     The Trust shall have delivered to the Acquiring Fund a statement of the Fund's assets and liabilities, together with a list of the Fund's portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Trust's Treasurer.

                     6.3     The Trust shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in the Trust's name by the Trust's President and its Treasurer, in form and substance satisfactory to the Acquiring Fund, to the effect that the representations and warranties of the Trust, on behalf of the Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUND.

The obligations of the Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

                     7.1     All representations and warranties of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

                     7.2     The Acquiring Trust shall have delivered to the Fund on the Closing Date a certificate executed in the Acquiring Trust's name by the Acquiring Trust's President and its Treasurer, in form and substance reasonably satisfactory to the Fund, to the effect that the representations and warranties of the Acquiring Trust, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Fund shall reasonably request.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUND AND THE ACQUIRING FUND.

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

                     8.1     This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Fund in accordance with the provisions of the Acquiring Trust's Charter and the 1940 Act.

                     8.2     On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

                     8.3     All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by the Fund or the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Fund or the Acquiring Fund, provided that either party hereto may for itself waive any of such conditions.

                     8.4     The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

                     8.5     The Fund shall have declared and paid a dividend or dividends which, together with all previous dividends, shall have the effect of distributing to Fund shareholders all significant amounts of the Fund's investment company taxable income (within the meaning of Section 852(b)(2) of the Code) for all taxable years or periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid); and all significant amounts of its net capital gain (as defined in Section 1222(11) of the Code) realized in all taxable years or periods (after reduction for any capital loss carryforward).

                     8.6     The Fund and Acquiring Fund shall have received an opinion of Stroock & Stroock & Lavan LLP substantially to the effect that based on the facts and assumptions stated herein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

                               (a) The transfer of all of the Fund's assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund, followed by the distribution by the Fund of those Acquiring Fund Shares to Fund Shareholders in complete liquidation of the Fund, will qualify as a "reorganization" within the meaning of Section 368(a) of the Code and each of the Fund and the Acquiring Fund will be "a party to a reorganization"; (b) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund pursuant to the Reorganization; (c) no gain or loss will be recognized by the Fund upon the transfer of the Fund's assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund or upon the distribution (whether actual or constructive) of those Acquiring Fund Shares to Fund Shareholders in exchange for their shares of the Fund in liquidation of the Fund pursuant to the Reorganization; (d) no gain or loss will be recognized by Fund Shareholders upon the exchange of their Fund shares for the Acquiring Fund Shares pursuant to the Reorganization; (e) the aggregate tax basis for the Acquiring Fund Shares received by each Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Fund shares held by such Shareholder immediately prior to the Reorganization, and the holding period of those Acquiring Fund Shares received by each Fund Shareholder will include the period during which the Fund shares exchanged therefor were held by such Shareholder (provided the Fund shares were held as capital assets on the date of the Reorganization); and (f) the tax basis of each Fund asset acquired by the Acquiring Fund will be the same as the tax basis of such asset to the Fund immediately prior to the Reorganization, and the holding period of each asset of the Fund in the hands of the Acquiring Fund will include the period during which that asset was held by the Fund.

           In rendering its opinion, counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which counsel may treat as representations and warranties made to it, and in separate letters addressed to counsel and the certificates delivered pursuant to this Agreement.

           No opinion will be expressed as to the effect of the Reorganization on (i) the Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, and (ii) any shareholder of the Fund that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

9.	TERMINATION OF AGREEMENT; EXPENSES.

                     9.1     This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of the Trust or of the Acquiring Trust, as the case may be, at any time prior to the Closing Date (and notwithstanding any vote of the Fund's shareholders) if circumstances should develop that, in the opinion of the party's Board, make proceeding with the Reorganization inadvisable.

                     9.2     If this Agreement is terminated and the transactions contemplated hereby are abandoned pursuant to the provisions of this Section 9, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the Board members, officers or shareholders of the Acquiring Fund or of the Fund, as the case may be, in respect of this Agreement.

                     9.3     The Fund and the Acquiring Fund shall bear the aggregate expenses of the transactions contemplated hereby in proportion to their respective net assets as of the Closing Date or, if this Plan is terminated or the Reorganization contemplated hereby is abandoned prior to the Closing Date, as of the date of such termination or abandonment.

10.	WAIVER.

AT ANY TIME PRIOR TO THE CLOSING DATE, ANY OF THE FOREGOING CONDITIONS MAY BE WAIVED BY THE BOARD OF THE TRUST OR OF THE ACQUIRING TRUST IF, IN THE JUDGMENT OF EITHER, SUCH WAIVER WILL NOT HAVE A MATERIAL ADVERSE EFFECT ON THE BENEFITS INTENDED UNDER THIS AGREEMENT TO THE SHAREHOLDERS OF THE FUND OR OF THE ACQUIRING FUND, AS THE CASE MAY BE.

11.	MISCELLANEOUS.

                     11.1   None of the representations and warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.

                     11.2   This Agreement contains the entire agreement and understanding between the parties hereto with respect to the subject matter hereof, and merges and supersedes all prior discussions, agreements and understandings of every kind and nature between them relating to the subject matter hereof. Neither party shall be bound by any condition, definition, warranty or representation, other than as set forth or provided in this Agreement or as may be, on or subsequent to the date hereof, set forth in a writing signed by the party to be bound thereby.

                     11.3   This Agreement shall be governed and construed in accordance with the internal laws of the State of New York, without giving effect to principles of conflict of laws; provided, however, that the due authorization, execution and delivery of this Agreement by the Fund and the Acquiring Fund shall be governed and construed in accordance with the internal laws of the Commonwealth of Massachusetts without giving effect to principles of conflict of laws; provided that, in the case of any conflict between those laws and federal securities laws, the latter shall govern.

                     11.4   This Agreement may be amended only by a signed writing between the parties.

                     11.5   This Agreement may be executed in counterparts, each of which, when executed and delivered, shall be deemed to be an original.

                     11.6   This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

                     11.7   It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Board members, shareholders, nominees, officers, agents, or employees of the Trust or the Acquiring Trust personally, but shall bind only the property of the Fund or the Acquiring Fund, as the case may be, as provided in the Trust's Charter or Acquiring Trust's Charter; a copy of each of the Acquiring Trust's Charter and Trust's Charters is on file at the office of the Secretary of the Commonwealth of Massachusetts and at their principal offices. The execution and delivery of this Agreement by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Fund or the Acquiring Fund, as the case may be.

           IN WITNESS WHEREOF, the Trust, on behalf of the Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, have caused this Agreement and Plan of Reorganization to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.

By:

ATTEST:

By:

ATTEST:

APPENDIX B

DESCRIPTION OF THE ACQUIRING TRUST'S TRUSTEES

           Board members of the Acquiring Trust together with information as to their positions with the Acquiring Trust, principal occupations, other board memberships and affiliations, and the number of other portfolios in the Alger Fund Complex which are overseen by each Trustee are shown below. The Board members of the Trust and the Acquiring Trust are identical.

Name (Age) Position with the Acquiring Trust (Since)[1]	Principal Occupations	Number of Portfolios in the Alger Fund Complex[2] which are Overseen by Trustee[1]

Interested Trustee3

Hilary M. Alger, CFA (44) Trustee (2003)	Director of Development, Pennsylvania Ballet since 2004; Associate Director of Development, College of Arts and Sciences and Graduate School, University of Virginia 1999-2003.	23

Non-Interested Trustees

Stephen E. O'Neil (74) Trustee (1986)	Attorney; Private investor since 1981; Director of Brown-Forman Corporation since 1978. Formerly of Counsel to the law firm of Kohler & Barnes.	23

Charles F. Baird, Jr. (52) Trustee (2000)	Managing Partner of North Castle Partners, a private equity securities group; Chairman of Equinox, Leiner Health Products, Elizabeth Arden Day Spas, Grand Expeditions of EAS. Formerly Managing Director of AEA Investors, Inc.	16

Roger P. Cheever (61) Trustee (2000)	Senior Associate Dean of Development, Harvard University. Formerly Deputy Director of the Harvard College Fund.	16

Lester L. Colbert, Jr. (72) Trustee (2000)	Private investor since 1988. Formerly Chairman of the Board, President and Chief Executive Officer of Xidex Corporation 1972-87.	17

Nathan E. Saint-Amand, M.D. (68) Trustee (1986)	Medical doctor in private practice; Member of the Board of the Manhattan Institute since 1988. Formerly Co-Chairman, Special Projects Committee, Memorial Sloan Kettering.	23

____________________

[1]	The address of each Trustee is c/o Fred Alger Management, Inc., 111 Fifth Avenue, New York, New York 10003. Each Trustee serves until an event of termination, such as death or resignation, or until his or her successor is duly elected.

[2]	"Alger Fund Complex" refers to the Acquiring Trust and the five other registered investment management companies, including the Trust, managed by Alger Management. Each of the Trustees has been nominated to serve on the Boards of Trustees/Directors of the other five registered investment companies in the Alger Fund Complex. If the Trustees are elected to serve on the boards of those funds, each Trustee would oversee all the portfolios in the Alger Fund Complex. As of the date of this Prospectus/Proxy Statement, there were 23 portfolios in the Alger Fund Complex. Shareholders of certain portfolios, including the Funds, are being solicited to vote at a meeting scheduled to be held in January 2007 to approve the reorganization of their portfolios into other portfolios in the Fund Complex. If all of the reorganizations are subsequently approved by shareholders, each Trustee will oversee 19 portfolios in the Alger Fund Complex.

[3]	Ms. Alster is an "interested person" (as defined in the 1940 Act) of the Acquiring Trust by virtue of her pending ownership control of Alger Associates, Inc., which indirectly controls Alger Management and its affiliates.

APPENDIX E

LEGAL PROCEEDINGS

           Alger Management has responded to inquiries, document requests and/or subpoenas from various regulatory authorities in connection with their investigations of practices in the mutual fund industry identified as "market timing" and "late trading." On October 11, 2006, Alger Management, Alger Inc., and Alger Shareholder Securities, Inc. executed an Assurance of Discontinuance with the Office of the New York State Attorney General ("NYAG"). On October 24, 2006, Alger Management and Alger Inc. executed Offers of Settlement with the Commission, and the settlement is subject to the approval of the Commission. As part of the settlements with the Commission and the NYAG, without admitting or denying liability, the firms will consent to the payment of $30 million dollars to reimburse fund shareholders; a fine of $10 million; and certain other remedial measures including a reduction in management fees of $1 million per year for five years. The entire $40 million and fee reduction will be available for the benefit of investors. Alger Management has advised the Funds that the proposed settlement payment is not expected to adversely affect the operations of Alger Management, Alger Inc. or their affiliates, or adversely affect their ability to continue to provide services to the Funds.

           On August 31, 2005, the West Virginia Securities Commission (the "WVSC"), in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing, concluded that Alger Management and Alger Inc. had violated the West Virginia Uniform Securities Act (the "WVUSA"), and ordered Alger Management and Alger Inc. to cease and desist from further violations of the WVUSA by engaging in the market-timing-related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the WVSC. Other firms unaffiliated with Alger Management were served with similar orders. Alger Management and Alger Inc. intend to request a hearing for the purpose of seeking to vacate or modify the order.

           In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including Alger Management, certain mutual funds managed by Alger Management, including the Funds (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings. In September 2004, consolidated amended complaints involving these cases—a Consolidated Amended Fund Derivative Complaint (the "Derivative Complaint") and two substantially identical Consolidated Amended Class Action Complaints (together, the "Class Action Complaint")—were filed in the Maryland federal district court under the caption number 1:04-MD-15863 (JFM). In April 2005, a civil lawsuit involving similar allegations was filed by the West Virginia Attorney General and also transferred to the Maryland District Court, but such lawsuit has since been withdrawn.

           The Derivative Complaint alleged (i) violations, by Alger Management and, depending on the specific offense alleged, by Alger Inc. and/or the fund trustee defendants, of Sections 36(a), 36(b), 47, and 48 of the Investment Company Act of 1940, as amended (the "1940 Act") and of Sections 206 and 215 of the Investment Advisers Act of 1940, as amended, breach of fiduciary duty, and breach of contract, (ii) various offenses by other third-party defendants, and (iii) unjust enrichment by all the named defendants. The Class Action Complaint alleged, in addition to the offenses listed above, (i) violations, by Alger Management, Alger Inc., their affiliates, the funds named as defendants, including the Funds, and the current and former fund trustees and officers, of Sections 11, 12(a)(2), and 15 of the Securities Act of 1933, as amended, Sections 10(b) (and Rule 10b-5 thereunder) and 20(a) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), and Section 34(b) of the 1940 Act, (ii) breach of contract by the funds named as defendants, and (iii) unjust enrichment of the defendants.

           Motions to dismiss the Class Action Complaint and the Derivative Complaint were subsequently filed. On November 3, 2005, the district court issued letter rulings dismissing both complaints in their entirety with respect to the Alger Mutual Funds and dismissing all claims against the other Alger defendants, other than the claims under the 1934 Act and Section 36(b) of the 1940 Act (as to which the court deferred ruling with respect to the Alger Mutual Fund trustees), with leave to the class action plaintiffs to file amended complaints against those defendants with respect to claims under state law. Orders implementing the letter rulings were entered. On March 31, 2006, attorneys for the class action plaintiffs informed the district court that they had decided not to file amended complaints with respect to the plaintiffs' state law claims. Answers to the Class Action Complaint were filed by the Alger defendants on April 24, 2006.

           In subsequent orders, all remaining claims in the Class Action Complaint and the Derivative Complaint have been dismissed, other than claims under the 1934 Act against Alger Management, Alger Inc., Alger Associates, Inc. and Alger Shareholder Services, Inc., and certain present and former members of the senior management of Alger Management and/or Alger Inc., and claims under Section 36(b) of the 1940 Act against Alger Management, Alger Inc., Alger Associates, Inc. and Alger Shareholder Services, Inc.

APPENDIX D

SHAREHOLDER INFORMATION

As of November 28, 2006, Trustees and officers of Funds, as a group, owned less than 1% of each Fund's outstanding shares. No Class I or Class R shares of any Acquiring Fund were outstanding as of such date. As of November 28, 2006, the following were known by each Fund to own of record or beneficially 5% or more of the outstanding voting shares of the indicated Class of the Fund:

Alger SmallCap Growth Institutional Fund (Fund) into Alger SmallCap Growth Fund (Acquiring Fund)

Alger SmallCap Growth Institutional Fund (Fund) into Alger SmallCap Growth Fund (Acquiring Fund)

Name and Address	Percentage of Outstanding Shares

Before Reorganization	After Reorganization

Class I Shares NFS LLC FEBO, FIIOC As Agent For Qualified Employee Benefit Plans (401k) Finops-IC Funds 100 Magellan Way Covington KY 41015-1987	15.97%	15.97%

Prudential Investment Management SR FBO: Mutual Fund Clients Attn: ProChoice Unit Mail Stop NJ 05--11-20 100 Mulberry St. Newark NJ 07102-4056	10.28%	10.28%

Citigroup Global Markets Inc. 333 West 34th Street - 3rd Floor New York NY 10001-2402	8.98%	8.98%

Class R Shares Merrill Lynch, Pierce, Fenner & Smith Incorporated For the Sole Benefit of its Customers Attn: Fund Administration 4800 Deer Lake Dr. East-2nd Fl Jacksonville FL 32246-6484	54.51%	54.51%

MG Trust Company Trustee AMPAC Tire Distributors, Inc. 401(K) Plan 700 17th St., Suite 300 Denver CO 80202-3531	7.42%	7.42%

PIMS/Prudential Retirement As Nominee For The Ttee/Cust Pl 104 Shiel Sexton Company Inc. Attn Debbie Stone 902 N. Capitol Avenue Indianapolis IN 46204-1005	6.17%	6.17%

Alger MidCap Growth Institutional Fund (Fund) into Alger MidCap Growth Fund (Acquiring Fund)

Name and Address	Percentage of Outstanding Shares

Before Reorganization	After Reorganization

Class I Shares NFS LLC FEBO, FIIOC As Agent For Qualified Employee Benefit Plans (401k) Finops-IC Funds 100 Magellan Way Covington KY 41015-1987	24.15%	24.15%

Merrill Lynch, Pierce, Fenner & Smith Incorporated For the Sole Benefit of its Customers Attn: Fund Administration 4800 Deer Lake Dr. East-2nd Fl Jacksonville FL 32246-6484	17.88%	17.88%

Reliance Trust Company Directed TTEE For Metlife Retirement & Savings 2 Montgomery St Fl 3 Jersey City NJ 07302-3802	8.32%	8.32%

Class R Shares Merrill Lynch, Pierce, Fenner & Smith Incorporated For the Sole Benefit of its Customers Attn: Fund Administration 4800 Deer Lake Dr. East-2nd Fl Jacksonville FL 32246-6484	61.33%	61.33%

Hartford Life Ins Co Separate Accnt Attn UIT Operations Po Box 2999 Hartford CT 06104-2999	20.68%	20.68%

Mfs Heritage Trust Co Trustees FBO Certain Company Retirement Po Box 55824 Boston MA 02205-5824	6.82%	6.82%

Alger LargeCap Growth Institutional Fund (Fund) into Alger LargeCap Growth Fund (Acquiring Fund)

Name and Address	Percentage of Outstanding Shares

Before Reorganization	After Reorganization

Class I Shares Wachovia Bank FBO Various Retirement Plans 1525 West WT Harris Blvd Charlotte NC 28288-0001	27.86%	27.86%

Merrill Lynch, Pierce, Fenner & Smith Incorporated For the Sole Benefit of its Customers Attn: Fund Administration 4800 Deer Lake Dr. East-2nd Fl Jacksonville FL 32246-6484	24.60%	24.60%

Ameriprise Trust Co. FBO Ameriprise Trust Retirement Services Plans 50534 AXP Financial Ctr Minneapolis MN 55474-0505	13.94%	13.94%

Mercer Trust Company CDI Corporation 401(K) Savings Plan Attn: DC Plan Admin. Team One Investors Way Mailstop: C4D Norwood MA 02062-1584	12.33%	12.33%

Class R Shares Merrill Lynch, Pierce, Fenner & Smith Incorporated For the Sole Benefit of its Customers Attn: Fund Administration 4800 Deer Lake Dr. East-2nd Fl Jacksonville FL 32246-6484	90.08%	90.08%

MG Trust Company Trustee Skyline Windows, LLC 401(K) Plan 700 17th St., Suite 300 Denver CO 80202-3531	8.67%	8.67%

Alger Capital Appreciation Institutional Fund (Fund) into Alger Capital Appreciation Fund (Acquiring Fund)

Name and Address	Percentage of Outstanding Shares

Before Reorganization	After Reorganization

Class I Shares National Financial Services LLC FEBO, FIIOC As Agent For Qualified Employee Benefit Plans (401k) Finops-IC Funds 100 Magellan Way Covington KY 41015-1987	38.32%	38.32%

The Vanguard Fiduiary Trust Company Alger Capital Appreciation Retirment Portfolio Po Box 2600, VM 613 Attn: Outside Funds Valley Forge PA 19482-2600	16.33%	16.33%

Merrill Lynch, Pierce, Fenner & Smith Incorporated For the Sole Benefit of its Customers Attn: Fund Administration 4800 Deer Lake Dr. East-2nd Fl Jacksonville FL 32246-6484	14.21%	14.21%

State Street Bank And Trust Company, TTEE ADP/Morgan Stanley Alliance 105 Rosemont Rd Westwood MA 02090-2318	13.19%	13.19%

Charles Schwab & Co., Inc. Special Custody Account Attn: Mutual Funds 101 Montgomery St San Francisco CA 94104-4151	5.34%	5.34%

Class R Shares Merrill Lynch, Pierce, Fenner & Smith Incorporated For the Sole Benefit of its Customers Attn: Fund Administration 4800 Deer Lake Dr. East-2nd Fl Jacksonville FL 32246-6484	48.66%	48.66%

Hartford Life Ins Co Separate Accnt Attn UIT Operations Po Box 2999 Hartford CT 06104-2999	44.93%	44.93%

THE ALGER INSTITUTIONAL FUNDS

Alger SmallCap Growth Institutional Fund
Alger MidCap Growth Institutional Fund
Alger LargeCap Growth Institutional Fund
Alger Capital Appreciation Institutional Fund

The undersigned holder of shares of Alger SmallCap Growth Institutional Fund, Alger MidCap Growth Institutional Fund, Alger LargeCap Growth Institutional Fund and Alger Capital Appreciation Institutional Fund (the "Funds"), as applicable, each a series of The Alger Institutional Funds, a Massachusetts business trust (the "Trust"), hereby appoints Hal Liebes and Daniel C. Chung, and each of them, the attorneys and proxies of the undersigned, with full power of substitution, to vote, as indicated herein, all of the shares of beneficial interest of the Fund standing in the name of the undersigned at the close of business on November 28, 2006, at a joint Special Meeting of Shareholders to be held at the offices of Fred Alger Management, Inc., 111 Fifth Avenue, 3rd Floor, New York, New York 10003, at 1:00 p.m. (Eastern time), on Wednesday, January 10, 2007, and at any and all adjournments thereof, with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposal, as more fully described in the Prospectus/Proxy Statement for the meeting.

           Please mark boxes in blue or black ink.

1.	To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Fund, in exchange for the corresponding Acquiring Fund's Class I and Class R shares, listed opposite its name in the following chart, having an aggregate net asset value equal to the value of the Fund's assets and the assumption by the Acquiring Fund of the Fund's stated liabilities (the "Reorganization").

Fund Alger SmallCap Growth Institutional Fund Alger MidCap Growth Institutional Fund Alger LargeCap Growth Institutional Fund Alger Capital Appreciation Institutional Fund	Acquiring Fund Alger SmallCap Growth Fund Alger MidCap Growth Fund Alger LargeCap Growth Fund Alger Capital Appreciation Fund

Class I and Class R shares of the Acquiring Fund received by the Fund in the Reorganization will be distributed by the Fund to its Class I and Class R shareholders, respectively, in liquidation of the Fund, after which the Fund will cease operations; and

2.	To transact such other business as may properly come before the meeting, or any adjournment or adjournments thereof.

THIS PROXY IS SOLICITED BY THE TRUST'S BOARD OF TRUSTEES AND WILL BE VOTED FOR THE ABOVE PROPOSAL UNLESS OTHERWISE INDICATED.

Signature(s) should be exactly as name or names appearing on this proxy. If shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please give full title. By signing this proxy card, receipt of the accompanying Notice of Joint Special Meeting of Shareholders and Prospectus/Proxy Statement is acknowledged.

Dated: Signature(s) Signature(s)

Sign, Date and Return the Proxy Card

Promptly Using the Enclosed Envelope

STATEMENT OF ADDITIONAL INFORMATION

December 8, 2006

Acquisition of the Assets of

Alger SmallCap Growth Institutional Fund
Alger MidCap Growth Institutional Fund
Alger LargeCap Growth Institutional Fund
Alger Capital Appreciation Institutional Fund
(each, a Series of The Alger Institutional Funds)

111 Fifth Avenue
New York, New York 10003

(800) 992-3362

By and in Exchange for Class I and Class R Shares of

Alger SmallCap Growth Fund
Alger MidCap Growth Fund
Alger LargeCap Growth Fund
Alger Capital Appreciation Fund
(each, a Series of The Alger Funds)

111 Fifth Avenue
New York, New York 10003

(800) 992-3863

           This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated December 8, 2006 relating specifically to the proposed transfer of all of the assets and liabilities of Alger SmallCap Growth Institutional Fund, Alger MidCap Growth Institutional Fund, Alger LargeCap Growth Institutional Fund and Alger Capital Appreciation Institutional Fund (each, an "Fund") in exchange for Class I and Class R shares of the corresponding funds set forth in the chart below (each, an "Acquiring Fund"):

Fund Alger SmallCap Growth Institutional Fund Alger MidCap Growth Institutional Fund Alger LargeCap Growth Institutional Fund Alger Capital Appreciation Institutional Fund	Acquiring Fund Alger SmallCap Growth Fund Alger MidCap Growth Fund Alger LargeCap Growth Fund Alger Capital Appreciation Fund

The transfer is to occur pursuant to an Agreement and Plan of Reorganization. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as given to them in the Prospectus/Proxy Statement.

           This Statement of Additional Information consists of this cover page and the following documents attached hereto:

1.	The financial statements of each Fund as included in the Trust's Annual Report for the fiscal year ended October 31, 2005.

2.	The financial statements of each Fund as included in the Trust's Semi- Annual Report for the fiscal period ended April 30, 2006.

3.	The financial statements of each Acquiring Fund as included in the Acquiring Trust's Annual Report for the fiscal year ended October 31, 2005.

4.	The financial statements of each Acquiring Fund as included in the Acquiring Trust's Semi- Annual Report for the fiscal period ended April 30, 2006.

5.	The Acquiring Funds' Statement of Additional Information dated March 1, 2006.

6.	Pro Form Financial Statements for the period ended April 30, 2006.

           The Prospectus/Proxy Statement dated December 8, 2006 may be obtained by writing to the Funds or the Acquiring Funds c/o Boston Financial Data Services, Inc., P.O. Box 8480, Boston, Massachusetts 02266-8480.

DOCUMENTS INCORPORATED BY REFERENCE

           The Acquiring Funds' Statement of Additional Information dated March 1, 2006 is incorporated herein by reference to the Acquiring Fund's Post-Effective Amendment No. 44 to its Registration Statement on Form N-1A, filed March 1, 2006 (File No. 33-4959). The financial statements of the Acquiring Funds are incorporated herein by reference to their Annual Report for the fiscal year ended October 31, 2005 and Semi-Annual Report for the fiscal period ended April 30, 2006.

           The Funds' Statement of Additional Information dated March 1, 2006 is incorporated herein by reference to the Fund's Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A, filed March 1, 2006 (File No. 33-68124). The financial statements of the Funds are incorporated herein by reference to their Annual Report for the fiscal year ended October 31, 2005 and Semi-Annual Report for the fiscal period ended April 30, 2006.

The accompanying pro forma financial statements are presented to show the effect of the proposed reorganization of Alger SmallCap Growth Institutional Fund, Alger MidCap Growth Institutional Fund, Alger LargeCap Growth Institutional Fund or Alger Capital Appreciation Institutional Fund (each a "Fund" and collectively, the "Funds"), each a series of The Alger Institutional Funds (the "Trust"), with Alger SmallCap Growth Fund, Alger MidCap Growth Fund, Alger LargeCap Growth Fund or Alger Capital Appreciation Fund, respectively (each an "Acquiring Fund" and collectively, the "Acquiring Funds"), each a series of The Alger Funds (the "Acquiring Trust"). Each of the Trust and the Acquiring Trust are a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. These pro forma financial statements show the effect of the reorganization of the Funds by the relevant Acquiring Fund as if such reorganization had taken place as of May 1, 2005. Each Fund and relevant Acquiring Fund have the identical investment objective and investment strategies and policies, and the Acquiring Funds intend to comply with such objectives, strategies and policies subsequent to the reorganizations.

The Alger Funds
PRO FORMA
Schedule of Investments (Unaudited)
April 30, 2006

	Alger SmallCap Growth Institutional Fund		Alger SmallCap Growth Fund		Alger SmallCap Growth Fund- Pro Forma Combined
	Shares	Value	Shares	Value	Shares	Value
Common Stocks-94.3%
AEROSPACE & DEFENSE-3.2%
BE Aerospace, Inc.*	60,350	$ 1,570,911	122,000	$ 3,175,660	182,350	$ 4,746,571
SI International Inc.*	33,200	1,131,124	67,150	2,287,800	100,350	3,418,924
Esterline Technologies Corporation*	32,500	1,440,400	65,650	2,909,608	98,150	4,350,008

		4,142,435		8,373,068		12,515,503

AIRLINES-.7%
AirTran Holdings, Inc.*	66,950	935,961	135,350	1,892,193	202,300	2,828,154

APPAREL-1.3%
Gymboree Corp.*	55,650	1,673,952	112,450	3,382,496	168,100	5,056,448

AUTO COMPONETS-1.2%
LKQ Corporation*	73,300	1,542,232	148,100	3,116,024	221,400	4,658,256

AUTO EQUIPMENT & SERVICES-.7%
Tenneco Inc. Inc.*	36,250	871,813	73,300	1,762,865	109,550	2,634,678

COMMERCIAL BANKS-2.4%
Boston Private Financial Holdings, Inc.	28,800	957,600	58,250	1,936,813	87,050	2,894,413
Wintrust Financial Corporation	12,600	652,050	25,500	1,319,625	38,100	1,971,675
Signature Bank*	40,850	1,444,865	82,600	2,921,562	123,450	4,366,427

		3,054,515		6,178,000		9,232,515

BIOTECHNOLOGY-4.7%
Theravance, Inc.*	42,650	1,196,759	86,150	2,417,369	128,800	3,614,128
Keryx Biopharmaceuticals, Inc. *	42,850	729,735	86,650	1,475,650	129,500	2,205,385
Vertex Pharmaceuticals Incorporated*	24,300	883,791	49,150	1,787,585	73,450	2,671,376
Cubist Pharmaceuticals, Inc.*	36,750	833,123	74,300	1,684,381	111,050	2,517,504
Medarex, Inc.*	74,350	892,943	150,250	1,804,502	224,600	2,697,445
Alkermes, Inc. *	34,850	748,230	70,450	1,512,561	105,300	2,260,791
Myogen, Inc.*	23,000	760,380	46,450	1,535,637	69,450	2,296,017

		6,044,961		12,217,685		18,262,646

CAPITAL MARKETS-2.4%
Greenhill & Co., Inc.	17,700	1,255,284	35,750	2,535,390	53,450	3,790,674
Affiliated Managers Group, Inc.*	9,500	962,350	19,225	1,947,492	28,725	2,909,842
National Financial Partners Corporation	16,250	845,000	32,800	1,705,600	49,050	2,550,600

		3,062,634		6,188,482		9,251,116

CHEMICALS-1.0%
Zoltek Companies, Inc.*	49,600	1,264,304	100,200	2,554,098	149,800	3,818,402

COMMERCIAL SERVICES & SUPPLIES-4.2%
American Reprographics Co.*	31,600	1,120,852	63,900	2,266,533	95,500	3,387,385
Navigant Consulting, Inc.*	41,350	871,658	83,550	1,761,234	124,900	2,632,892
FTI Consulting, Inc.*	49,350	1,418,319	99,700	2,865,378	149,050	4,283,697
CoStar Group Inc.*	18,050	1,018,923	36,450	2,057,603	54,500	3,076,526
Gevity HR, Inc.	38,200	981,357	77,200	1,983,268	115,400	2,964,625

		5,411,109		10,934,016		16,345,125

COMMUNICATION EQUIPMENT-1.7%
Polycom, Inc.*	59,350	1,305,700	119,900	2,637,800	179,250	3,943,500
Powerwave Technologies, Inc.*	76,500	852,975	154,650	1,724,347	231,150	2,577,322

		2,158,675		4,362,147		6,520,822

COMPUTERS & PERIPHERALS-.6%
Mobility Electronics, Inc.*	112,850	803,492	228,050	1,623,716	340,900	2,427,208

COMPUTER SERVICES-1.7%
Internap Network Services Corporation*	621,000	813,510	1,255,100	1,644,181	1,876,100	2,457,691
Open Solutions Inc.*	50,050	1,362,361	101,200	2,754,664	151,250	4,117,025

		2,175,871		4,398,845		6,574,716

COMPUTER TECHNOLOGY-1.4%
Atheros Communications*	33,850	859,452	68,400	1,736,676	102,250	2,596,128
Secure Computing Corporation*	83,800	900,850	169,400	1,821,050	253,200	2,721,900

		1,760,302		3,557,726		5,318,028

CONSTRUCTION & ENGINEERING-1.1%
URS Corporation*	31,900	1,373,933	64,500	2,778,015	96,400	4,151,948

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.1%
Multi-Fineline Electronix, Inc.*	24,050	1,401,634	48,600	2,832,408	72,650	4,234,042

ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS-.5%
Netlogic Microsystems Inc. *	16,100	648,347	32,500	1,308,775	48,600	1,957,122

ENERGY-1.2%
Veritas DGC Inc.*	32,200	1,543,024	65,100	3,119,592	97,300	4,662,616

ENERGY EQUIPMENT & SERVICES-1.2%
Dril-Quip Inc.	21,950	$ 1,579,961	44,400	3,195,912	66,350	$ 4,775,873

FINANCIAL INFORMATION SERVICES-1.0%
GFI Group Inc.*	22,600	1,285,488	45,700	2,599,416	68,300	3,884,904

FOOD & BEVERAGES-1.1%
Hain Celestial Group Inc. (The)*	49,550	1,332,895	100,100	2,692,690	149,650	4,025,585

HEALTH CARE EQUIPMENT & SUPPLIES-5.9%
ArthroCare Corporation*	29,700	1,346,301	60,000	2,719,800	89,700	4,066,101
Intuitive Surgical, Inc.*	5,550	704,850	11,200	1,422,400	16,750	2,127,250
Haemonetics Corporation*	22,300	1,215,349	45,050	2,455,225	67,350	3,670,574
Hologic, Inc.*	27,450	1,308,542	55,450	2,643,301	82,900	3,951,843
Ventana Medical Systems, Inc.*	31,100	1,514,570	62,850	3,060,795	93,950	4,575,365
Illumina, Inc.*	45,900	1,451,817	92,750	2,933,683	138,650	4,385,500

		7,541,429		15,235,204		22,776,633

HEALTH CARE PROVIDERS & SERVICES-5.5%
Radiation Therapy Services, Inc.*	34,100	871,255	68,900	1,760,395	103,000	2,631,650
VCA Antech, Inc.*	23,900	743,051	54,850	1,705,286	78,750	2,448,337
Psychiatric Solutions, Inc.*	43,550	1,439,763	88,000	2,909,280	131,550	4,349,043
Sierra Health Services, Inc.*	30,100	1,180,221	60,800	2,383,968	90,900	3,564,189
Sunrise Senior Living Inc.*	35,350	1,315,020	71,400	2,656,080	106,750	3,971,100
WellCare Health Plans Inc.*	31,650	1,325,502	63,950	2,678,226	95,600	4,003,728

		6,874,812		14,093,235		20,968,047

HOTELS, RESTAURANTS & LEISURE-2.0%
Applebee's International, Inc.	36,292	842,337	73,312	1,701,572	109,604	2,543,909
Orient-Express Hotels Ltd. Cl. A	16,400	672,400	33,150	1,359,150	49,550	2,031,550
Morgans Hotel Group*	60,800	1,094,400	122,900	2,212,200	183,700	3,306,600

		2,609,137		5,272,922		7,882,059

INSURANCE-1.1%
Platinum Underwriters Holdings , Inc.	16,000	441,120	17,300	476,961	33,300	918,081
Ohio Casualty Corporation	40,550	1,202,308	81,950	2,429,817	122,500	3,632,125

		1,643,428		2,906,778		4,550,206

INTERNET SOFTWARE & SERVICES-5.3%
DealerTrack Holdings Inc.*	64,150	1,430,545	129,700	2,892,310	193,850	4,322,855
WebEx Communications, Inc.*	43,500	1,537,725	87,950	3,109,033	131,450	4,646,758
Jupitermedia Corporation*	85,150	1,500,343	172,100	3,032,402	257,250	4,532,745
Allscripts Healthcare Solutions, Inc.*	72,950	1,242,339	147,450	2,511,074	220,400	3,753,413
Openwave Systems, Inc.*	60,600	1,127,765	122,483	2,279,409	183,083	3,407,174

		6,838,717		13,824,228		20,662,945

LEISURE & ENTERTAINMENT-1.0%
WMS Industries Inc.*	41,800	1,306,250	84,450	2,639,062	126,250	3,945,312

LEISURE EQUIPMENT & PRODUCTS-1.0%
LIFE TIME FITNESS, Inc.*	26,450	1,211,410	53,500	2,450,300	79,950	3,661,710

MACHINERY-4.4%
Actuant Corporation Cl. A	19,350	1,237,433	39,150	2,503,643	58,500	3,741,076
ESCO Technologies Inc.*	18,550	940,485	37,500	1,901,250	56,050	2,841,735
Gardner Denver Inc.*	24,300	1,811,078	49,150	3,663,149	73,450	5,474,227
Bucyrus International, Inc. Cl. A	31,125	1,615,698	62,925	3,266,437	94,050	4,882,135

		5,604,694		11,334,479		16,939,173

MEDIA-2.7%
Focus Media Holding Limited*#	17,100	1,032,669	34,500	2,083,455	51,600	3,116,124
World Wrestling Entertainment, Inc. Cl. A	69,350	1,202,529	140,150	2,430,201	209,500	3,632,730
NeuStar, Inc. Cl. A*	36,800	1,291,680	74,350	2,609,685	111,150	3,901,365

		3,526,878		7,123,341		10,650,219

METALS-.8%
RBC Bearings, Inc. *	45,800	1,085,002	92,600	2,193,694	138,400	3,278,696

METALS & MINING-2.3%
Breakwater Resources, Ltd.*	979,750	1,234,485	1,980,100	2,494,926	2,959,850	3,729,411
Paladin Resources Limited*	472,250	1,676,488	954,450	3,388,298	1,426,700	5,064,786

		2,910,973		5,883,224		8,794,197

RESTAURANTS-1.2%
McCormick & Schmick's Seafood Restaurants, Inc.*	62,200	1,555,000	125,700	3,142,500	187,900	4,697,500

RETAIL-1.1%
Phillips-Van Heusen Corporation	34,150	1,372,830	69,050	2,775,810	103,200	4,148,640

SEMICONDUCTOR CAPITAL EQUIPMENT-1.8%
FormFactor Inc.*	32,150	1,340,334	65,000	2,709,850	97,150	4,050,184
SiRF Technology Holdings, Inc.*	29,800	1,017,670	60,200	2,055,830	90,000	3,073,500

		2,358,004		4,765,680		7,123,684

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-4.4%
Tessera Technologies Inc.*	37,150	1,191,401	75,100	2,408,457	112,250	3,599,858
ATMI, Inc.*	40,600	1,153,040	82,050	2,330,220	122,650	3,483,260
Microsemi Corporation*	50,450	1,378,294	102,000	2,786,640	152,450	4,164,934
Trident Microsystems, Inc.*	50,450	1,341,970	102,000	2,713,200	152,450	4,055,170
Ikanos Communications*	31,750	588,010	64,200	1,188,984	95,950	1,776,994

		5,652,715		11,427,501		17,080,216

SPECIALTY RETAIL-2.5%
AnnTaylor Stores Corporation*	26,050	972,447	52,650	1,965,425	78,700	2,937,872
DSW Inc. Cl. A*	40,950	1,281,733	82,800	2,591,640	123,750	3,873,373
Aeropostale, Inc.*	32,750	1,005,753	66,200	2,033,002	98,950	3,038,755

		3,259,933		6,590,067		9,850,000

SOFTWARE-2.5%
Quest Software, Inc. *	92,000	1,583,320	185,950	3,200,200	277,950	4,783,520
VeriFone Holdings Inc.*	51,950	1,608,372	105,000	3,250,800	156,950	4,859,172

		3,191,692		6,451,000		9,642,692

WIRELESS TELECOMMUNICATION SERVICES-1.5%
SBA Communications Corporation Cl. A*	76,050	1,910,376	153,700	3,860,944	229,750	5,771,320

THRIFTS & MORTGAGE FINANCE-1.7%
Flagstar Bancorp, Inc.	84,600	1,353,600	171,000	2,736,000	255,600	4,089,600
Brookline Bancorp, Inc.	60,200	890,960	121,700	1,801,160	181,900	2,692,120

		2,244,560		4,537,160		6,781,720

OIL AND GAS EXPLORATION SERVICES-1.2%
Petrobank Energy and Resources Ltd.*	123,400	1,531,394	249,350	3,094,433	372,750	4,625,827

		1,531,394				1,531,394
OIL & GAS-4.5%
Carrizo Oil & Gas, Inc.*	25,500	749,190	51,550	1,514,539	77,050	2,263,729
Giant Industries, Inc.*	20,450	1,469,945	41,300	2,968,644	61,750	4,438,589
TODCO Cl. A*	33,164	1,521,233	66,984	3,072,556	100,148	4,593,789
Grey Wolf, Inc.*	120,650	941,070	243,850	1,902,030	364,500	2,843,100
Holly Corporation	14,950	1,153,692	30,200	2,330,534	45,150	3,484,226

		5,835,130		11,788,303		17,623,433

INTERNET & CATALOG RETAIL-1.1%
Priceline.com Incorporated*	58,200	1,422,408	117,600	2,874,144	175,800	4,296,552

TEXTILES, APPAREL & LUXURY GOODS-.5%
Deckers Outdoor Corporation*	15,100	644,619	30,500	1,302,045	45,600	1,946,664

PHARMACEUTICAL PREPARATIONS-.8%
Adams Respiratory Therapeutics, Inc.*	24,800	1,063,672	50,100	2,148,789	74,900	3,212,461

ROAD & RAIL-.9%
Landstar Systems, Inc.	26,300	1,117,487	53,200	2,260,468	79,500	3,377,955

IT SERVICES-1.3%
Wright Express Corp.*	54,050	1,664,200	109,250	3,363,808	163,300	5,028,008

REAL ESTATE-.9%
Jones Lang LaSalle Incorporated	13,000	1,101,880	26,300	2,229,188	39,300	3,331,068
						0
Total Common Stocks		121,146,168		244,636,476		121,146,168

(Cost $188,807,101 - The Alger Funds )
(Cost $99,806,607 - The Alger Institutional Funds)
(Cost $288,613,708 - Pro Forma Combined)
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.52%, 5/1/06	$13,300,000	13,296,660	$11,030,000	11,027,230	$24,330,000	24,323,890

(Cost $11,027,230 - The Alger Funds )
(Cost $13,296,660 - The Alger Institutional Funds)
(Cost $24,323,890 - Pro Forma Combined)
Total Investments
(Cost $199,834,331 - The Alger Funds )	103.3%	$ 134,442,828	98.6%	$255,663,706	100.2% $	390,106,534
(Cost $113,103,267 - The Alger Institutional Funds)
(Cost $312,937,598 - Pro Forma Combined)(a)
Other Assets in Excess of Liabilities	-3.3%	(4,319,479)	1.4%	3,663,140	-0.2%	(656,339)

Net Assets	100.0%	$ 130,123,349	100.0%	$259,326,846	100.0%	$ 389,450,195

* Non-income producing securities.
# American Depositary Receipts.
(a) At April 30, 2006, the pro forma net unrealized appreciation on investments, based on cost for federal income tax purposes of $313,076,021, amounted to $77,030,513 which consisted of aggregate gross unrealized appreciation of $80,291,508 and aggregate gross unrealized depreciation of $3,260,995.

The Alger Funds
PRO FORMA
Schedule of Investments (Unaudited)
April 30, 2006

	Alger MidCap Growth Institutional Fund		Alger MidCap Growth Fund		Alger MidCap Growth Fund-- Pro Forma Combined
	Shares	Value	Shares	Value	Shares	Value
Common Stocks-98.0%
AEROSPACE & DEFENSE-3.5%
BE Aerospace, Inc.*	787,300	$ 20,493,419	414,700	$ 10,794,641	1,202,000	$ 31,288,060
Hexcel Corporation*	483,800	10,687,142	243,600	5,381,124	727,400	16,068,266
L-3 Communications Holdings, Inc.	261,875	21,395,188	108,680	8,879,156	370,555	30,274,344

		52,575,749		25,054,921		77,630,670

BEVERAGES-.5%
Hansen Natural Corporation*	52,100	6,744,866	26,100	3,378,906	78,200	10,123,772

CASINOS & RESORTS-.9%
Bally Technologies Inc.*	721,300	12,911,270	362,500	6,488,750	1,083,800	19,400,020

CAPITAL MARKETS-2.3%
Affiliated Managers Group, Inc.*	187,180	18,961,334	95,172	9,640,924	282,352	28,602,258
National Financial Partners Corporation	232,600	12,095,200	121,900	6,338,800	354,500	18,434,000

		31,056,534		15,979,724		47,036,258

COMMERCIAL SERVICES & SUPPLIES-7.6%
Weight Watchers International, Inc.	583,700	28,805,596	295,300	14,573,055	879,000	43,378,650
Net 1 UEPS Technologies, Inc.*	1,032,900	32,391,744	555,450	17,418,912	1,588,350	49,810,656
West Corporation*	806,000	37,333,920	407,000	18,852,240	1,213,000	56,186,160
Traffic.com, Inc.*	938,000	5,881,260	472,400	2,961,948	1,410,400	8,843,208

		104,412,520		53,806,155		158,218,674

COMMUNICATION EQUIPMENT-1.5%
Sonus Networks, Inc.*	4,310,000	21,420,700	2,145,800	10,664,626	6,455,800	32,085,326

COMPUTERS & PERIPHERALS-4.8%
Apple Computer, Inc.*	343,250	24,161,368	173,400	12,205,626	516,650	36,366,994
Seagate Technology	272,600	7,240,256	136,600	3,628,096	409,200	10,868,352
Network Appliance, Inc. *	922,200	34,185,954	445,600	16,518,392	1,367,800	50,704,346
Western Digital Corporation*	184,300	3,877,672	92,750	1,951,460	277,050	5,829,132

		69,465,250		34,303,574		103,768,824

COMPUTER SERVICES-.5%
CNET Networks, Inc.*	666,500	7,184,870	335,500	3,616,690	1,002,000	10,801,560

DIVERSIFIED TELECOMMUNICATION SERVICES-.6%
Global Crossing Ltd.*	340,300	8,381,589	173,200	4,265,916	513,500	12,647,505

ELECTRONICS-1.1%
Nintendo Co., Ltd.#	854,900	15,907,723	413,600	7,696,145	1,268,500	23,603,868

ENERGY EQUIPMENT & SERVICES-4.7%
National-Oilwell Varco Inc.*	558,150	38,495,606	289,600	19,973,712	847,750	58,469,318
Diamond Offshore Drilling Inc.	311,500	28,274,855	144,200	13,089,034	455,700	41,363,889

		66,770,461		33,062,746		99,833,207

ENGINEERING-1.2%
Jacobs Engineering Group Inc.*	206,810	17,103,187	103,800	8,584,260	310,610	25,687,447

FINANCIAL INFORMATION SERVICES-.7%
GFI Group Inc.*	172,200	9,794,736	87,000	4,948,560	259,200	14,743,296

HEALTH CARE EQUIPMENT & SUPPLIES-5.1%
ArthroCare Corporation*	296,200	13,426,746	151,900	6,885,627	448,100	20,312,373
Intuitive Surgical, Inc.*	191,900	24,371,300	96,600	12,268,200	288,500	36,639,500
Thoratec Corporation*	488,100	8,790,681	243,000	4,376,430	731,100	13,167,111
Hologic, Inc.*	385,300	18,367,251	187,900	8,957,193	573,200	27,324,444
Mentor Corporation	172,100	7,457,093	86,983	3,768,973	259,083	11,226,066

		72,413,071		36,256,423		108,669,494

HEALTH CARE PROVIDERS & SERVICES-6.6%
DaVita, Inc.*	259,400	14,593,844	154,150	8,672,479	413,550	23,266,323
HealthExtras, Inc.*	329,200	9,566,552	168,500	4,896,610	497,700	14,463,161
Health Net Inc.*	340,300	13,850,210	172,400	7,016,680	512,700	20,866,890
Psychiatric Solutions, Inc.*	584,500	19,323,570	294,400	9,732,864	878,900	29,056,434
Medco Health Solutions, Inc.*	202,500	10,779,075	107,900	5,743,517	310,400	16,522,592
WellCare Health Plans Inc.*	577,600	24,189,888	262,900	11,010,252	840,500	35,200,140

		92,303,139		47,072,402		139,375,540

HOTELS, RESTAURANTS & LEISURE-2.3%
P.F. Chang's China Bistro, Inc.*	145,300	6,191,233	73,800	3,144,618	219,100	9,335,851
Orient-Express Hotels Ltd. Cl. A	441,000	18,081,000	206,300	8,458,300	647,300	26,539,300
Wynn Resorts, Limited*	131,300	9,993,244	65,600	4,992,816	196,900	14,986,058

		34,265,477		16,595,734		50,861,210

HOUSEHOLD DURABLES-.1%
Garmin Ltd.	18,600	1,606,296	8,600	742,696	27,200	2,348,992

INSURANCE-1.7%
Endurance Specialty Holdings Limited	732,200	22,668,912	400,100	12,387,096	1,132,300	35,056,008

INTERNET SOFTWARE & SERVICES-5.8%
Expedia, Inc.*	1,166,800	21,760,820	587,300	10,953,145	1,754,100	32,713,965
DealerTrack Holdings Inc.*	633,082	14,117,729	319,400	7,122,620	952,482	21,240,349
WebEx Communications, Inc.*	636,500	22,500,275	339,200	11,990,720	975,700	34,490,995
Allscripts Healthcare Solutions, Inc.*	738,000	12,568,140	388,000	6,607,640	1,126,000	19,175,780
Openwave Systems, Inc.*	492,400	9,163,564	248,000	4,615,280	740,400	13,778,844

		80,110,528		41,289,405		121,399,933

INFORMATION TECHNOLOGY SERVICES-.7%
Sapient Corporation*	1,401,600	10,974,528	643,500	5,038,605	2,045,100	16,013,133

LEISURE EQUIPMENT & PRODUCTS-1.0%
UbiSoft Entertainment SA*	306,400	13,968,776	154,300	7,034,537	460,700	21,003,313

MACHINERY-4.7%
Manitowoc Company, Inc.	190,400	9,441,936	95,900	4,755,681	286,300	14,197,616
Trinity Industries, Inc.	308,300	19,577,050	149,700	9,505,950	458,000	29,083,000
ESCO Technologies Inc.*	197,100	9,992,970	99,400	5,039,580	296,500	15,032,550
Terex Corporation*	332,500	28,777,875	161,300	13,960,515	493,800	42,738,390

		67,789,831		33,261,726		101,051,556

MEDIA-3.2%
Imax Corporation*	307,100	3,061,787	157,300	1,568,281	464,400	4,630,068
XM Satellite Radio Holdings Inc. Cl. A*	2,002,550	40,491,561	1,029,750	20,821,545	3,032,300	61,313,106

		43,553,348		22,389,826		65,943,174

METALS & MINING-8.3%
Freeport-McMoRan Copper & Gold, Inc. Cl. B	390,800	25,237,864	163,900	10,584,662	554,700	35,822,526
Cameco Corporation	573,800	23,324,970	250,000	10,162,500	823,800	33,487,470
Vedanta Resources PLC	531,360	15,276,600	263,100	7,564,125	794,460	22,840,725
Inco Limited	550,500	31,086,735	271,400	15,325,958	821,900	46,412,693
Peabody Energy Corporation	302,400	19,311,264	138,700	8,857,382	441,100	28,168,646
Paladin Resources Limited*	3,585,600	12,728,880	1,885,600	6,693,880	5,471,200	19,422,760

		126,966,313		59,188,507		186,154,820

SEMICONDUCTORS-.5%
Himax Technologies, Inc. *#	794,300	7,069,270	400,000	3,560,000	1,194,300	10,629,270

SEMICONDUCTOR CAPITAL EQUIPMENT-.8%
SiRF Technology Holdings, Inc.*	335,540	11,458,691	169,400	5,785,010	504,940	17,243,701

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-7.9%
Broadcom Corporation Cl. A *	443,825	18,245,646	200,100	8,226,111	643,925	26,471,757
Tessera Technologies Inc.*	543,250	17,422,028	457,000	14,655,990	1,000,250	32,078,018
Marvell Technology Group Ltd.*	364,400	20,803,596	185,300	10,578,777	549,700	31,382,373
Microsemi Corporation*	251,100	6,860,051	126,500	3,455,980	377,600	10,316,031
Rambus Inc.*	374,300	14,534,069	189,000	7,338,870	563,300	21,872,939
Ikanos Communications*	697,300	12,913,996	347,200	6,430,144	1,044,500	19,344,140
Xilinx, Inc.	409,800	11,339,166	206,300	5,708,321	616,100	17,047,487

		102,118,552		56,394,193		158,512,745

SPECIALTY RETAIL-1.6%
Gamestop Corp. Cl. A*	447,293	21,112,230	231,270	10,915,944	678,563	32,028,174

SOFTWARE-2.7%
Activision, Inc.*	1,272,300	18,053,937	637,400	9,044,706	1,909,700	27,098,643
VeriFone Holdings Inc.*	657,100	20,343,816	329,500	10,201,320	986,600	30,545,136

		38,397,753		19,246,026		57,643,779

WIRELESS TELECOMMUNICATION SERVICES-1.3%
NII Holdings Inc. Cl. B*	304,900	18,263,510	153,500	9,194,650	458,400	27,458,160

FINANCIAL SERVICES-4.0%
Hong Kong Exchanges & Clearing Limited	985,900	7,089,247	500,175	3,596,576	1,486,075	10,685,823
International Securities Exchange, Inc. Cl. A	182,800	8,034,060	93,600	4,113,720	276,400	12,147,780
Hudson City Bancorp Inc.	1,477,600	19,814,616	705,900	9,466,119	2,183,500	29,280,735
Janus Capital Group Inc.	420,100	8,175,146	220,000	4,281,200	640,100	12,456,346
Chicago Mercantile Exchange Holdings Inc.	29,100	13,327,800	14,500	6,641,000	43,600	19,968,800

		56,440,869		28,098,615		84,539,484

OIL & GAS-2.0%
Western Gas Resources, Inc.	138,200	7,186,400	69,900	3,634,800	208,100	10,821,200
Southwestern Energy Co.	378,700	13,640,774	191,500	6,897,830	570,200	20,538,604
Quicksilver Resources Inc.*	168,300	6,974,352	85,100	3,526,544	253,400	10,500,896

		14,160,752		14,059,174		28,219,926

PHARMACEUTICALS-.7%
Sepracor Inc.*	255,550	11,407,752	112,250	5,010,840	367,800	16,418,592

INTERNET & CATALOG RETAIL-2.4%
Netflix Inc.*	1,085,617	32,177,688	581,050	17,222,322	1,666,667	49,400,010

TEXTILES, APPAREL & LUXURY GOODS-.4%
Quiksilver, Inc.*	422,700	5,778,309	210,500	2,877,535	633,200	8,655,844

ELECTRIC AND ELECTRONIC EQUIPMENT-1.0%
Roper Industries, Inc.	286,100	13,578,306	148,600	7,052,556	434,700	20,630,862

TRANSPORTATION BY AIR-.3%
UAL Corporation*	129,700	4,670,497	64,600	2,326,246	194,300	6,996,743

IT SERVICES-1.9%
Wright Express Corp.*	626,500	19,289,935	322,600	9,932,854	949,100	29,222,789
SRA International, Inc.*	230,850	7,391,817	117,000	3,746,340	347,850	11,138,157

		26,681,752		13,679,194		40,360,946

REAL ESTATE-1.1%
Jones Lang LaSalle Incorporated	190,300	16,129,828	94,700	8,026,772	285,000	24,156,600

Total Common Stocks		1,383,436,208		696,557,007		2,079,993,210

(Cost $638,797,782 - The Alger Funds )
(Cost $1,268,927,472 - The Alger Institutional Funds)
(Cost $1,907,725,254 - Pro Forma Combined)

PURCHASED OPTIONS-.1%	Contracts	Value	Contracts	Value	Contracts	Value

Put Options
Netflix Inc./June/25t			505	12,625	505	12,625
Netflix Inc./June/30t			1,810	289,600	1,810	289,600
Tessera Technologies Inc./June/25t			4,570	91,400	4,570	91,400
Total Purchased Put Options
(Cost $1,702,015 - The Alger Funds )				393,625		393,625

(Cost N/A - The Alger Institutional Funds)
(Cost $1,702,015 - Pro Forma Combined)

Short-Term Investments-2.8%	Principal Amount	Value	Principal Amount	Value	Principal Amount	Value
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.52%, 5/1/06	$ 53,077,000	53,063,672	$ 19,625,000	19,620,072	$ 72,702,000	72,683,744

(Cost $19,620,072 - The Alger Funds )
(Cost $53,063,672 - The Alger Institutional Funds)
(Cost $72,683,744 - Pro Forma Combined)
Total Investments
(Cost $660,119,869 - The Alger Funds )	100.8%	1,436,499,880	100.9%	716,570,704	100.8%	2,153,070,579
(Cost $1,321,991,143 - The Alger Institutional Funds)
(Cost $1,982,111,012 - Pro Forma Combined)(a)
Liabilities in Excess of Other Assets	(0.8)	(10,830,903)	(0.9)	(6,218,469)	-0.8%	(17,049,367.00)

Net Assets	100.0%	$ 1,425,668,977	100.0%	710,352,235	100.0%	$ 2,136,021,212

* Non-income producing security.
# American Depositary Receipts.
(a) At April 30, 2006, the pro forma net unrealized appreciation of investments, based on cost for federal income tax purposes of $1,993,856,280, amounted to $159,214,304 which consisted of aggregate gross unrealized appreciation of $245,855,019 and aggregate gross unrealized depreciation of $86,640,715.
+ All or A portion of the securities are pledged as collateral for options written.

The Alger Funds
PRO FORMA
Schedule of Options Written (Unaudited)
April 30, 2006

	Alger MidCap Growth Institutional Fund			Alger MidCap Growth Fund			Alger MidCap Growth Fund- ProForma Combined
CALL OPTIONS WRITTEN	Contracts	Shares Subject to Call	Value	Contracts	Shares Subject to Call	Value	Contracts	Shares Subject to Call	Value
Netflix Inc./June/35				2,315	231,500	$ 34,725	2,315	231,500	$ 34,725
Tessera Technologies Inc./June/40				4,570	457,100	114,250	4,570	457,100	114,250

Total						148,975			148,975

(Premiums Received $668,646 - The Alger Funds)
(Premiums Received N/A - The Alger Institutional Funds)
(Premiums Received $668,646 - Pro Forma Combined)
PUT OPTIONS WRITTEN
Netflix Inc./June/22.5				2,315	231,500	11,575	2,315	231,500	11,575

(Premiums Received $516,392 - The Alger Funds)
(Premiums Received N/A - The Alger Institutional Funds)
(Premiums Received $516,392 - Pro Forma Combined)
Total Options Written						$160,550			$160,550

(Premiums Received $1,185,038 - The Alger Funds)
(Premiums Received N/A - The Alger Institutional Funds)
(Premiums Received $405,883 - Pro Forma Combined)

The Alger Funds
PRO FORMA
Schedule of Investments (Unaudited)
April 30, 2006

	Alger LargeCap Growth Institutional Fund		Alger LargeCap Growth Fund		Alger LargeCap Growth Fund- Pro Forma Combined
	Shares	Value	Shares	Value	Shares	Value
Common Stocks-99.1% AEROSPACE & DEFENSE-1.9%
Boeing Company	23,700	$ 1,977,765	113,600	$ 9,479,920	137,300	$11,457,685

BIOTECHNOLOGY-2.8%
Vertex Pharmaceuticals Incorporated*	13,700	498,269	68,000	2,473,160	81,700	2,971,429
Genentech, Inc.*	18,100	1,442,751	86,900	6,926,799	105,000	8,369,550
Biogen Idec Inc.*	20,350	912,698	100,800	4,520,880	121,150	5,433,578

		2,853,718		13,920,839		16,774,557

CAPITAL MARKETS-1.9%
Goldman Sachs Group, Inc.	6,050	969,755	30,300	4,856,787	36,350	5,826,542
Bear Stearns Companies Inc.	6,350	904,939	32,300	4,603,073	38,650	5,508,012

		1,874,694		9,459,860		11,334,554

CHEMICALS-.8%
Air Products and Chemicals, Inc.	10,900	746,868	53,900	3,693,228	64,800	4,440,096

COMMUNICATION EQUIPMENT-5.5%
Cisco Systems, Inc.*	143,750	3,011,563	691,500	14,486,925	835,250	17,498,488
Corning Incorporated*	26,850	741,866	134,900	3,727,287	161,750	4,469,153
Motorola, Inc.	33,800	721,630	161,200	3,441,620	195,000	4,163,250
Nokia Oyj #	24,000	543,840	115,300	2,612,698	139,300	3,156,538
QUALCOMM Inc.	9,550	490,297	47,500	2,438,650	57,050	2,928,947

		5,509,196		26,707,180		32,216,376

COMPUTERS & PERIPHERALS-5.8%
Apple Computer, Inc.*	41,200	2,900,068	197,500	13,902,025	238,700	16,802,093
Seagate Technology	46,750	1,241,680	235,900	6,265,504	282,650	7,507,184
Network Appliance, Inc. *	47,000	1,742,290	225,100	8,344,457	272,100	10,086,747

		5,884,038		28,511,986		34,396,024

DIVERSIFIED FINANCIAL SERVICES-3.7%
Citigroup Inc.	20,600	1,028,970	99,000	4,945,050	119,600	5,974,020
Prudential Financial, Inc.	23,800	1,859,494	122,700	9,586,551	146,500	11,446,045
Principal Financial Group (The)	14,500	743,995	72,900	3,740,499	87,400	4,484,494

		3,632,459		18,272,100		21,904,559

DIVERSIFIED TELECOMMUNICATION SERVICES-1.4%
ALLTEL Corporation	21,200	1,364,644	109,300	7,035,641	130,500	8,400,285

ELECTRIC UTILITIES-1.0%
Exelon Corporation	19,100	1,031,400	92,000	4,968,000	111,100	5,999,400

ELECTRONICS-2.0%
Nintendo Co., Ltd.#	103,150	1,919,384	518,100	9,640,649	621,250	11,560,033

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.7%
Emerson Electric Co.	20,300	1,724,485	100,700	8,554,465	121,000	10,278,950

ENERGY EQUIPMENT & SERVICES-4.0%
Transocean Inc.*	24,400	1,978,108	123,300	9,995,931	147,700	11,974,039
National-Oilwell Varco Inc.*	28,900	1,993,233	143,700	9,910,989	172,600	11,904,222

		3,971,341		19,906,920		23,878,261

FINANCIAL INFORMATION SERVICES-.5%
Genworth Financial Inc. Cl. A	14,750	489,700	70,900	2,353,880	85,650	2,843,580

FOOD & STAPLES RETAILING-3.0%
CVS Corporation	99,250	2,949,710	491,100	14,595,492	590,350	17,545,202

HEALTH CARE PROVIDERS & SERVICES-1.5%
Medco Health Solutions, Inc.*	26,750	1,423,903	134,200	7,143,466	160,950	8,567,369

HOTELS, RESTAURANTS & LEISURE-.5%
Starbucks Corporation*	13,250	493,828	66,850	2,491,500	80,100	2,985,328

HOUSEHOLD PRODUCTS-2.2%
Procter & Gamble Company	36,456	2,122,104	187,200	10,896,912	223,656	13,019,016

INDUSTRIAL CONGLOMERATES-3.5%
General Electric Company	103,950	3,595,631	495,400	17,135,886	599,350	20,731,517

INSURANCE-2.1%
Hartford Financial Services Group, Inc. (The)	23,450	2,155,759	112,800	10,369,704	136,250	12,525,463

INTERNET SOFTWARE & SERVICES-3.4%
Yahoo! Inc. *	105,850	3,469,762	505,700	16,576,846	611,550	20,046,608

MACHINERY-1.9%
Caterpillar Inc.	25,750	1,950,304	123,700	9,369,038	149,450	11,319,342

MEDIA-4.6%
XM Satellite Radio Holdings Inc. Cl. A*	151,000	3,053,220	758,400	15,334,848	909,400	18,388,068
News Corporation Cl. A	87,050	1,493,778	432,400	7,419,984	519,450	8,913,762

		4,546,998		22,754,832		27,301,830

METALS & MINING-8.7%
Freeport-McMoRan Copper & Gold, Inc. Cl. B	18,000	1,162,440	90,900	5,870,322	108,900	7,032,762
Cameco Corporation	23,600	959,340	113,500	4,613,775	137,100	5,573,115
Vedanta Resources Plc	35,550	1,022,063	176,300	5,068,625	211,850	6,090,688
Inco Limited	61,750	3,487,023	294,400	16,624,768	356,150	20,111,791
Peabody Energy Corporation	14,750	941,935	70,500	4,502,130	85,250	5,444,065
Phelps Dodge Corporation	14,100	1,215,279	70,900	6,110,871	85,000	7,326,150

		8,788,080		42,790,491		51,578,571

MULTILINE RETAIL-2.3%
Costco Wholesale Corporation*	16,550	900,817	79,100	4,305,413	95,650	5,206,230
Federated Department Stores, Inc.	18,650	1,451,903	89,300	6,952,005	107,950	8,403,908

		2,352,720		11,257,418		13,610,138

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-9.1%
Broadcom Corporation Cl. A *	42,625	1,752,314	215,050	8,840,705	257,675	10,593,019
Marvell Technology Group Ltd.*	36,000	2,055,240	172,700	9,859,443	208,700	11,914,683
Freescale Semiconductor Inc. Cl. A*	88,700	2,804,694	425,200	13,444,824	513,900	16,249,518
Rambus Inc.*	38,000	1,475,540	182,100	7,070,943	220,100	8,546,483
Texas Instruments Incorporated	29,750	1,032,623	150,100	5,209,971	179,850	6,242,594

		9,120,411		44,425,886		53,546,297

SPECIALTY RETAIL-1.3%
Home Depot, Inc.	31,150	1,243,820	157,000	6,269,010	188,150	7,512,830

SOFTWARE-1.2%
Microsoft Corporation	48,300	1,166,444	243,730	5,886,080	292,030	7,052,524

TOBACCO-2.0%
Altria Group, Inc.	27,800	2,033,847	134,100	9,810,756	161,900	11,844,603

TRANSPORTATION-0.9%
Textron Inc.	10,700	962,464	51,300	4,614,435	62,000	5,576,899

FOOD PRODUCTS-1.7%
Archer-Daniels-Midland Company	47,050	1,709,796	226,400	8,227,376	273,450	9,937,172

FINANCIAL SERVICES-2.7%
Hong Kong Exchanges & Clearing Limited	69,150	497,280	331,100	2,380,819	400,250	2,878,051
Schwab (Charles) Corporation (The)	54,800	980,920	272,300	4,874,170	327,100	5,855,090
Janus Capital Group Inc.	63,150	1,228,899	317,500	6,178,550	380,650	7,407,449

		2,707,099		13,433,539		16,140,590

FREIGHT & LOGISTICS-1.8%
FedEx Corp.	16,350	1,882,375	78,000	8,980,140	94,350	10,862,515

PHARMACEUTICALS-2.4%
Teva Pharmaceutical Industries Ltd.#	61,749	2,500,834	294,794	11,939,157	356,543	14,439,991

INTERNET & CATALOG RETAIL-5.1%
Netflix Inc.*	45,600	1,351,584	297,400	8,814,936	343,000	10,166,520
eBay Inc.*	100,700	3,465,087	482,700	16,609,707	583,400	20,074,794

		4,816,671		25,424,643		30,241,314

SAVINGS & LOANS-1.1%
Golden West Financial Corp.	14,550	1,045,708	72,200	5,189,014	86,750	6,234,722

Total Common Stocks		96,017,960		472,086,289		568,104,201

(Cost $455,780,225 - The Alger Funds )
(Cost $92,592,448 - The Alger Institutional Funds)
(Cost $548,372,673 - Pro Forma Combined)
Purchased Options-0.0%	Contracts	Value	Contracts	Value	Contracts	Value
Put Options Netflix Inc./June/25t			316	7,900	316	7,900
Netflix Inc./June/30t			745	119,200	745	119,200

Total Purchased Put Options
(Cost $296,123 - The Alger Funds )				127,100		127,100

(Cost N/A - The Alger Institutional Funds)
(Cost $296,123 - Pro Forma Combined)
Short-Term Investments-2.3%	Principal Amount		Principal Amount		Principal Amount
U.S. AGENCY OBLIGATIONS Federal Home Loan Banks, 4.52%, 5/1/06	$ 4,547,000	4,545,858	$ 8,820,000	8,817,785	13,367,000	13,363,643

(Cost $8,817,785 - The Alger Funds )
(Cost $4,545,858 - The Alger Institutional Funds)
(Cost $13,363,643 - Pro Forma Combined)
Total Investments
(Cost $464,894,133 - The Alger Funds )	88.2%	100,563,818	101.0%	481,031,174	98.5%	581,594,944
(Cost $97,138,306 - The Alger Institutional Funds)
(Cost $562,032,439 - Pro Forma Combined) (a)
Liabilities in Excess of Other Assets	11.8%	13,438,419	-1.0%	(4,783,797)	1.5%	8,654,669

Net Assets	100.0%	$114,002,237	100.0%	$ 476,247,377	100.0%	$590,249,614

* Non-income producing security.
# American Depositary Receipts.
(a) At April 30, 2006, the pro forma net unrealized appreciation of investments, based on cost for federal income tax purposes of $567,902,399, amounted to $13,692,593 which consisted of aggregate gross unrealized appreciation of $36,637,500 and aggregate gross unrealized depreciation of $22,944,907.
t All or portion of the securities are pledged as collateral for options written.

The Alger Funds
PRO FORMA
Schedule of Options Written (Unaudited)
April 30, 2006

	Alger LargeCap Growth Institutional Fund			Alger LargeCap Growth Fund			Alger LargeCap Growth Fund- Pro Forma Combined
	Contracts	Shares Subject to Call	Value	Contracts	Shares Subject to Call	Value	Contracts	Shares Subject to Call	Value
CALL OPTIONS WRITTEN Netflix Inc./June/35				1,061	106,100	$15,915	1,061	106,100	$15,915
(Premiums Received $165,682 - The Alger Funds)
(Premiums Received N/A - The Alger Institutional Funds)
(Premiums Received $165,682 - Pro Forma Combined)
PUT OPTIONS WRITTEN
Netflix Inc./June/22.5				1,061	106,100	5,305	1,061	106,100	5,305

(Premiums Received $240,201 - The Alger Funds)
(Premiums Received N/A - The Alger Institutional Funds)
(Premiums Received $240,201 - Pro Forma Combined)
Total Options Written						$21,220			$21,220

(Premiums Received $405,883 - The Alger Funds)
(Premiums Received N/A - The Alger Institutional Funds)
(Premiums Received $405,883 - Pro Forma Combined)

The Alger Funds
PRO FORMA
Schedule of Investments (Unaudited)
April 30, 2006

	Alger Capital Appreciation Institutional Fund		Alger Capital Appreciation Fund		Alger Capital Appreciation Fund- Pro Forma Combined
	Shares	Value	Shares	Value	Shares	Value
Common Stocks-99.4% AEROSPACE & DEFENSE-2.5%
BE Aerospace, Inc.*	59,600	$ 1,551,388	141,900	$ 3,693,657	201,500	$ 5,245,045
Hexcel Corporation*	47,600	1,051,484	122,500	2,706,025	170,100	3,757,509
United Technologies Corporation	21,900	1,375,539	47,900	3,008,599	69,800	4,384,138

		3,978,411		9,408,281		13,386,692

BIOTECHNOLOGY-2.6%
Amgen Inc.	12,700	859,790	30,500	2,064,850	43,200	2,924,640
ImClone Systems Incorporated*	30,900	1,115,490	75,500	2,725,550	106,400	3,841,040
Vertex Pharmaceuticals Incorporated*	24,700	898,339	55,200	2,007,624	79,900	2,905,963
DOV Pharmaceutical, Inc.*	38,500	313,390	70,800	576,312	109,300	889,702
Gilead Sciences, Inc.	19,300	1,109,750	45,700	2,627,750	65,000	3,737,500

		4,296,759		10,002,086		14,298,845

CASINOS & RESORTS-.2%
Bally Technologies Inc.*	14,800	264,920	36,700	656,930	51,500	921,850

CAPITAL MARKETS-2.4%
Goldman Sachs Group, Inc.	10,000	1,602,900	24,500	3,927,105	34,500	5,530,005
Bear Stearns Companies Inc.	15,100	2,151,901	37,800	5,386,878	52,900	7,538,779

		3,754,801		9,313,983		13,068,784

COMMERCIAL SERVICES & SUPPLIES-.8%
Net 1 UEPS Technologies, Inc.*	33,100	1,038,016	81,275	2,548,784	114,375	3,586,800
Traffic.com, Inc.*	44,000	275,880	107,300	672,771	151,300	948,651

		1,313,896		3,221,555		4,535,451

COMMUNICATION EQUIPMENT-3.0%
Motorola, Inc.	106,800	2,280,180	266,400	5,687,640	373,200	7,967,820
QUALCOMM Inc.	34,350	1,763,529	78,500	4,030,190	112,850	5,793,719
Comverse Technology, Inc.*	31,600	715,740	78,800	1,784,820	110,400	2,500,560

		4,759,449		11,502,650		16,262,099

COMPUTERS & PERIPHERALS-3.1%
Apple Computer, Inc.*	13,300	936,187	30,400	2,139,856	43,700	3,076,043
EMC Corporation*	64,000	864,640	169,200	2,285,892	233,200	3,150,532
Mobility Electronics, Inc.*	95,400	679,248	238,500	1,698,120	333,900	2,377,368
Network Appliance, Inc. *	61,500	2,279,805	151,000	5,597,570	212,500	7,877,375

		4,759,880		11,721,438		16,481,318

COMPUTER SERVICES-.6%
Akamai Technologies, Inc.*	29,500	993,855	72,400	2,439,156	101,900	3,433,011

COMPUTER TECHNOLOGY-.5%
NAVTEQ*	19,200	797,184	47,400	1,968,048	66,600	2,765,232

ELECTRONIC EQUIPMENT & INSTRUMENTS-.5%
Multi-Fineline Electronix, Inc.*	12,900	751,812	32,100	1,870,788	45,000	2,622,600

ENERGY EQUIPMENT & SERVICES-3.9%
Transocean Inc.*	18,600	1,507,902	45,600	3,696,792	64,200	5,204,694
National-Oilwell Varco Inc.*	33,000	2,276,010	82,300	5,676,231	115,300	7,952,241
Cooper Cameron Corporation*	43,700	2,195,488	108,600	5,456,064	152,300	7,651,552

		5,979,400		14,829,087		20,808,487

FINANCIAL INFORMATION SERVICES-1.7%
Genworth Financial Inc. Cl. A	63,200	2,098,240	157,150	5,217,380	220,350	7,315,620
GFI Group Inc.*	8,000	455,040	19,800	1,126,224	27,800	1,581,264

		2,553,280		6,343,604		8,896,884

FOOD & STAPLES RETAILING-2.5%
CVS Corporation	127,300	3,783,356	318,800	9,474,736	446,100	13,258,092

HEALTH CARE EQUIPMENT & SUPPLIES-3.1%
Boston Scientific Corporation*	33,300	773,892	81,800	1,901,032	115,100	2,674,924
Hologic, Inc.*	35,000	1,668,450	84,900	4,047,183	119,900	5,715,633
St. Jude Medical, Inc.*	17,000	671,160	42,400	1,673,952	59,400	2,345,112
Ventana Medical Systems, Inc.*	35,300	1,719,110	87,400	4,256,380	122,700	5,975,490

		4,832,612		11,878,547		16,711,159

HEALTH CARE PROVIDERS & SERVICES-3.0%
UnitedHealth Group Incorporated	50,460	2,509,880	125,580	6,246,349	176,040	8,756,229
WellCare Health Plans Inc.*	50,100	2,098,188	124,400	5,209,872	174,500	7,308,060

		4,608,068		11,456,221		16,064,289

HOTELS, RESTAURANTS & LEISURE-2.3%
MGM MIRAGE	17,800	799,220	43,900	1,971,110	61,700	2,770,330
GTECH Holdings Corporation	59,800	2,042,768	197,100	6,732,936	256,900	8,775,704

		2,841,988		8,704,046		11,546,034

HOUSEHOLD PRODUCTS-2.9%
Procter & Gamble Company	67,102	3,906,007	187,440	10,910,882	254,542	14,816,889

INDUSTRIAL CONGLOMERATES-2.0%
General Electric Company	76,900	2,659,971	221,800	7,672,062	298,700	10,332,033

INSURANCE-1.3%
American International Group, Inc.
	--	--	15,200	991,800	15,200	991,800.00
Endurance Specialty Holdings Limited	49,000	1,517,040	122,400	3,789,504	171,400	5,306,544

		1,517,040		4,781,304		6,298,344

INTERNET SOFTWARE & SERVICES-6.5%
DealerTrack Holdings Inc.*	35,400	789,420	77,300	1,723,790	112,700	2,513,210
Netease.com Inc.*#	400	8,672	800	17,344	1,200	26,016
Google Inc. Cl. A*	6,900	2,883,786	17,100	7,146,774	24,000	10,030,560
Openwave Systems, Inc.*	75,400	1,403,194	186,000	3,461,460	261,400	4,864,654
Yahoo! Inc. *	154,100	5,051,398	378,600	12,410,508	532,700	17,461,906

		10,136,470		24,759,876		34,896,346

INFORMATION TECHNOLOGY SERVICES-.5%
Sapient Corporation*	93,400	731,322	229,300	1,795,419	322,700	2,526,741

MACHINERY-2.4%
Caterpillar Inc.	10,200	772,548	25,100	1,901,074	35,300	2,673,622
ESCO Technologies Inc.*	15,700	795,990	38,700	1,962,090	54,400	2,758,080
Terex Corporation*	25,600	2,215,680	61,900	5,357,445	87,500	7,573,125

		3,784,218		9,220,609		13,004,827

MEDIA-2.7%
Focus Media Holding Limited*#	22,000	1,328,580	53,500	3,230,865	75,500	4,559,445
XM Satellite Radio Holdings Inc. Cl. A*	64,700	1,308,234	160,000	3,235,200	224,700	4,543,434
NeuStar, Inc. Cl. A*	45,100	1,583,010	110,715	3,886,097	155,815	5,469,107

		4,219,824		10,352,162		14,571,986

MEDICAL PRODUCTS-.3%
Par Pharmaceutical Company Inc.*	19,200	494,400	47,800	1,230,850	67,000	1,725,250

METALS & MINING-4.1%
Breakwater Resources, Ltd.*	1,336,700	1,684,242	3,277,400	4,129,524	4,614,100	5,813,766
Inco Limited	44,000	2,484,680	109,200	6,166,524	153,200	8,651,204
Paladin Resources Limited*	583,900	2,072,845	1,424,400	5,056,620	2,008,300	7,129,465

		6,241,767		15,352,668		21,594,435

MULTILINE RETAIL-4.3%
Federated Department Stores, Inc.	25,600	1,992,960	63,200	4,920,120	88,800	6,913,080
Kohl's Corporation*	83,300	4,651,472	204,400	11,413,696	287,700	16,065,168

		6,644,432		16,333,816		22,978,248

SEMICONDUCTOR CAPITAL EQUIPMENT-1.9%
FormFactor Inc.*	70,900	2,955,821	174,200	7,262,398	245,100	10,218,219

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-5.8%
Applied Micro Circuits Corporation*	502,400	1,843,808	1,232,400	4,522,907	1,734,800	6,366,715
Broadcom Corporation Cl. A *	31,050	1,276,466	76,850	3,159,304	107,900	4,435,770
Tessera Technologies Inc.*	83,800	2,687,466	207,700	6,660,939	291,500	9,348,405
Marvell Technology Group Ltd.*	23,400	1,335,906	57,950	3,308,366	81,350	4,644,272
ATMI, Inc.*	1,900	53,960	4,500	127,800	6,400	181,760
Trident Microsystems, Inc.*	64,600	1,718,360	158,900	4,226,740	223,500	5,945,100

		8,915,966		22,006,056		30,922,022

SPECIALTY RETAIL-2.7%
Abercrombie & Fitch Co. Cl. A	27,500	1,670,075	68,100	4,135,713	95,600	5,805,788
Lowe's Companies, Inc.	18,900	1,191,645	46,500	2,931,825	65,400	4,123,470
PETsMART, Inc.	45,300	1,252,998	111,400	3,081,324	156,700	4,334,322

		4,114,718		10,148,862		14,263,580

SOFTWARE-6.2%
Electronic Arts Inc.*	30,000	1,704,000	73,686	4,185,365	103,686	5,889,365
Microsoft Corporation	159,000	3,839,850	394,850	9,535,627	553,850	13,375,477
Oracle Corporation*	58,100	847,679	147,400	2,150,566	205,500	2,998,245
VeriFone Holdings Inc.*	96,750	2,995,380	246,250	7,623,900	343,000	10,619,280

		9,386,909		23,495,458		32,882,367

TOBACCO-2.0%
Altria Group, Inc.	42,300	3,094,668	102,500	7,498,900	144,800	10,593,568

TRANSPORTATION-2.1%
Textron Inc.	38,600	3,472,070	86,800	7,807,660	125,400	11,279,730

WIRELESS TELECOMMUNICATION SERVICES-3.6%
American Tower Corporation Cl. A*	61,669	2,105,380	133,097	4,543,932	194,766	6,649,312
NII Holdings Inc. Cl. B*	41,200	2,467,880	98,000	5,870,200	139,200	8,338,080
America Movil S.A. de C.V. Series L#	36,900	1,361,979	92,100	3,399,411	129,000	4,761,390

		5,935,239		13,813,543		19,748,782

AIR FREIGHT & LOGISTICS-.5%
UTI Worldwide, Inc.	24,800	773,512	60,800	1,896,352	85,600	2,669,864

FINANCIAL SERVICES-2.1%
Hong Kong Exchanges & Clearing Limited	265,300	1,907,675	265,300	1907675
International Securities Exchange, Inc. Cl. A	107,000	769,449	18,400	808,680	125,400	1,578,078
Hudson City Bancorp Inc.	85,700	1,149,237	214,100	2,871,081	299,800	4,020,318
Chicago Mercantile Exchange Holdings Inc.	2,200	1,007,600	5,500	2,519,000	7,700	3,526,600

		2,926,286		8,106,436		11,032,671

FREIGHT & LOGISTICS-1.1%
FedEx Corp.	14,800	1,703,924	35,400	4,075,602	50,200	5,779,526

OIL AND GAS EXPLORATION SERVICES-.3%
Petrobank Energy and Resources Ltd.*	30,800	382,228	76,900	954,329	107,700	1,336,557

OIL & GAS-3.5%
Exxon Mobil Corporation	62,800	3,961,424	118,800	7,493,904	181,600	11,455,328
Valero Energy Corporation	23,600	1,527,864	55,200	3,573,648	78,800	5,101,512
Talisman Energy Inc.	15,800	892,384	38,700	2,185,776	54,500	3,078,160

		6,381,672		13,253,328		19,635,000

PHARMACEUTICALS-2.3%
Novartis AG#	31,500	1,811,565	58,100	3,341,331	89,600	5,152,896
Teva Pharmaceutical Industries Ltd.#	52,452	2,124,306	132,529	5,367,425	184,981	7,491,731

		3,935,871		8,708,756		12,644,627

INTERNET & CATALOG RETAIL-1.1%
eBay Inc.*	49,000	1,686,090	121,200	4,170,492	170,200	5,856,582

TEXTILES, APPAREL & LUXURY GOODS-.5%
Quiksilver, Inc.*	55,600	760,052	126,500	1,729,255	182,100	2,489,307

SAVINGS & LOANS-.9%
Golden West Financial Corp.	18,770	1,349,000	45,800	3,291,646	64,570	4,640,646

PHARMACEUTICAL PREPARATIONS-1.8%
Adams Respiratory Therapeutics, Inc.*	62,300	2,672,047	157,975	6,775,548	220,275	9,447,595

ROAD & RAIL-.5%
Burlington Northern Santa Fe Corporation	8,800	699,864	21,600	1,717,848	30,400	2,417,712

IT SERVICES-.8%
Wright Express Corp.*	38,400	1,182,336	95,300	2,934,286	133,700	4,116,622

Total Common Stocks		152,933,395		376,847,559		529,780,903

(Cost $339,985,149 - The Alger Funds )
(Cost $138,083,172 - The Alger Institutional Funds)
(Cost $478,068,322 - Pro Forma Combined)
Short-Term Investments-1.2%	Principal Amount	Value	Principal Amount	Value	Principal Amount	Value
U.S. AGENCY OBIGATIONS
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.52%, 5/1/06	$5,944,000	5,942,507	$ 4,661,000	4,659,830	$ 10,605,000	10,602,337

(Cost $4,659,830 - The Alger Funds )
(Cost $5,942,507 - The Alger Institutional Funds)
(Cost $10,602,337 - Pro Forma Combined)
Total Investments
(Cost $344,644,979 - The Alger Funds )	102.0%	158,875,851	100.6%	381,507,389	101.0%	540,383,240
(Cost $144,025,679 - The Alger Institutional Funds)	0
(Cost $488,670,658 - Pro Forma Combined)(a)	0
Liabilities in Excess of Other Assets	-2.0%	(3,043,039)	(0.6)	(2,068,507)	-1.0%	(5,111,495)

Net Assets	100.0%	$ 158,875,902	100.0%	$ 379,438,882	100.0%	$ 535,271,745

* Non-income producing securities.
# American Depositary Receipts.
a) At April 30, 2006, the pro forma net unrealized depreciation on investments, based on cost for federal income tax purposes of $488,862,443, amounted to $51,520,848, which consisted of aggregate gross unrealized appreciation of $62,361,942 and aggregate gross unrealized depreciation of $10,841,094.

The Alger Funds
PRO FORMA
Statements of Assets and Liabilities (Unaudited)
(in thousands, except per share amounts)
April 30, 2006

                                                                         LargeCap Growth Fund
                                                 -----------------------------------------------------------------
                                                     The Alger
                                                   Institutional        The Alger       Pro Forma       Pro Forma
                                                       Funds              Funds         Adjustments     Combined
ASSETS:
Investment in securities, at value
 (identified cost*)- see accompanying
 schedules of investments                            $ 100,564          $ 481,031                        $ 581,595
Cash                                                        22                 13                               35
Receivable for investment securities sold                6,355             32,878                           39,233
Receivable for shares of beneficial interest sold       15,134              1,671                           16,805
Dividends and interest receivable                           40                199                              239
Prepaid expenses                                            30                177                              207
                                                  ------------       ------------       ------------ -------------
   Total Assets                                        122,145            515,969                          638,114
                                                  ------------       ------------       ------------ -------------
LIABILITIES:
Payable for investment securities purchased              7,698             37,249                           44,947
Written options outstanding                                 -                  21                               21
Payable for shares of beneficial interest redeemed         323              1,487                            1,810
Accrued investment management fees                          57                276                              333
Accrued transfer agent fees                                 15                274                              289
Accrued distribution fees                                   -                 172                              172
Accrued shareholder servicing fees                          -                  92                               92
Accrued merger expenses                                     -                   -                 9              9
Accrued expenses                                            50                151                              201
                                                  ------------       ------------       ------------ -------------
   Total Liabilities                                     8,143             39,722                 9          47,874
                                                  ------------       ------------       ------------ -------------
NET ASSETS                                           $ 114,002          $ 476,247                (9)     $ 590,240
                                                  ============       ============       ============ =============

Net Assets Consist of:
   Paid-in capital                                   $ 126,402          $ 643,261                        $ 769,663
   Undistributed net investment income
       (accumulated loss)                                  (86)            (1,807)               (9)        (1,902)
   Undistributed net realized gain
       (accumulated loss)                              (15,740)          (181,729)                        (197,469)
   Net unrealized appreciation (depreciation)
       of investment                                     3,426             16,522                           19,948
                                                  ------------       ------------       ------------ -------------
NET ASSETS                                           $ 114,002          $ 476,247                (9)     $ 590,240
                                                  ============       ============       ============ =============

Class A
   Net Asset Value Per Share                                              $ 11.29                          $ 11.29
                                                                     ============                    =============
   Offering Price Per Share                                               $ 11.92                          $ 11.92
                                                                     ============                    =============
Class B
   Net Asset Value and Offering Price Per Share                           $ 10.40                          $ 10.40
                                                                     ============                    =============
Class C
   Net Asset Value and Offering Price Per Share                           $ 10.40                          $ 10.40
                                                                     ============                    =============
Class I
   Net Asset Value                                     $ 13.46                                             $ 11.29
                                                  ============                                       =============
Class R
   Net Asset Value                                     $ 13.28                                             $ 11.29
                                                  ============                                       =============
Shares of beneficial interest outstanding
   Class A                                                                 15,866                           15,866
                                                                     ============                     ============
   Class B                                                                 24,389                           24,389
                                                                     ============                     ============
   Class C                                                                  4,177                            4,177
                                                                     ============                     ============
   Class I(a)                                            8,108                                 1,558         9,666
                                                  ============                                        ============
   Class R(b)                                              366                                    65           431
                                                  ============                                        ============
*Identified cost                                      $ 97,138          $ 464,894                        $ 562,032
                                                  ============       ============                     ============
(a)	Class I shares of The Alger Institutional Funds are exchanged for new Class I shares of The Alger Funds, to be established upon consummation of the merger. Initial per share values of Class I shares are presummed to equal that of Class A shares.

(b)	Class R shares of The Alger Institutional Funds are exchanged for new Class R shares of The Alger Funds, to be established upon consummation of the merger. Initial per share values of Class R shares are presummed to equal that of Class A shares.

The Alger Funds
PRO FORMA
Statements of Assets and Liabilities (Unaudited)
(in thousands, except per share amounts)
April 30, 2006

                                                                         SmallCap Growth Fund
                                                 -----------------------------------------------------------------
                                                     The Alger
                                                   Institutional        The Alger       Pro Forma       Pro Forma
                                                       Funds              Funds         Adjustments     Combined
ASSETS:
Investment in securities, at value
 (identified cost*)- see accompanying
 schedules of investments                            $ 134,443          $ 255,664                        $ 390,107
Cash                                                        28                  -                               28
Receivable for investment securities sold                2,917              6,256                            9,173
Receivable for shares of beneficial interest sold        1,226              2,410                            3,636
Dividends and interest receivable                            8                 16                               24
Prepaid expenses                                            32                 30                               62
                                                  ------------       ------------       ------------ -------------
   Total Assets                                        138,654            264,376                          403,030
                                                  ------------       ------------       ------------ -------------
LIABILITIES:
Payable for investment securities purchased              8,277              3,697                           11,974
Written options outstanding                                 -                   -                                -
Payable for shares of beneficial interest redeemed         114                955                            1,069
Accrued investment management fees                          80                166                              246
Accrued transfer agent fees                                 14                 54                               68
Accrued distribution fees                                   -                  44                               44
Accrued shareholder servicing fees                          -                  49                               49
Accrued merger expenses                                     -                   -                10             10
Accrued expenses                                            46                 84                              130
                                                  ------------       ------------       ------------ -------------
   Total Liabilities                                     8,531              5,049               (10)        13,590
                                                  ------------       ------------       ------------ -------------
NET ASSETS                                           $ 130,123          $ 259,327               (10)     $ 389,440
                                                  ============       ============       ============ =============

Net Assets Consist of:
   Paid-in capital                                   $ 167,649          $ 304,517                        $ 472,166
   Undistributed net investment income
       (accumulated loss)                                 (355)            (1,244)              (10)       (1,609)
   Undistributed net realized gain
       (accumulated loss)                              (58,511)           (99,775)                       (158,286)
   Net unrealized appreciation (depreciation)
       of investment                                    21,340             55,829                           77,169
                                                  ------------       ------------       ------------ -------------
NET ASSETS                                           $ 130,123          $ 259,327               (10)     $ 389,440
                                                  ============       ============       ============ =============

Class A
   Net Asset Value Per Share                                              $  6.29                          $  6.29
                                                                     ============                    =============
   Offering Price Per Share                                               $  6.64                          $  6.64
                                                                     ============                    =============
Class B
   Net Asset Value and Offering Price Per Share                           $  5.77                          $  5.77
                                                                     ============                    =============
Class C
   Net Asset Value and Offering Price Per Share                           $  5.78                          $  5.78
                                                                     ============                    =============
Class I
   Net Asset Value                                     $ 24.00                                             $  6.29
                                                  ============                                       =============
Class R
   Net Asset Value                                     $ 23.67                                             $  6.29
                                                  ============                                       =============
Shares of beneficial interest outstanding
   Class A                                                                 29,014                           29,014
                                                                     ============                     ============
   Class B                                                                 11,272                           11,272
                                                                     ============                     ============
   Class C                                                                  2,056                            2,056
                                                                     ============                     ============
   Class I(a)                                            5,226                                14,715        19,941
                                                  ============                                        ============
   Class R(b)                                              198                                   547           745
                                                  ============                                        ============
*Identified cost                                      $113,103          $ 199,834                         $ 312,937
                                                  ============       ============                     ============
(a)	Class I shares of The Alger Institutional Funds are exchanged for new Class I shares of The Alger Funds, to be established upon consummation of the merger. Initial per share values of Class I shares are presummed to equal that of Class A shares.

(b)	Class R shares of The Alger Institutional Funds are exchanged for new Class R shares of The Alger Funds, to be established upon consummation of the merger. Initial per share values of Class R shares are presummed to equal that of Class A shares.

The Alger Funds
PRO FORMA
Statements of Assets and Liabilities (Unaudited)
(in thousands, except per share amounts)
April 30, 2006

                                                                         MidCap Growth Fund
                                                 -----------------------------------------------------------------
                                                     The Alger
                                                   Institutional        The Alger       Pro Forma       Pro Forma
                                                       Funds              Funds         Adjustments     Combined
ASSETS:
ASSETS:
Investment in securities, at value
 (identified cost*)- see accompanying
 schedules of investments                          $ 1,436,500          $ 716,571                      $ 2,153,071
Cash                                                       776              1,923                               28
Receivable for investment securities sold                2,917              6,256                            2,699
Receivable for shares of beneficial interest sold       22,980             13,942                           36,922
Dividends and interest receivable                        9,016              3,229                           12,245
Prepaid expenses                                            48                 15                               63
                                                  ------------       ------------       ------------ -------------
   Total Assets                                      1,469,508            735,772                        2,205,280
                                                  ------------       ------------       ------------ -------------
LIABILITIES:
Payable for investment securities purchased             39,217             20,413                           59,630
Written options outstanding                                 -                 161                              161
Payable for shares of beneficial interest redeemed       3,291              3,536                            6,827
Accrued investment management fees                         880                441                            1,321
Accrued transfer agent fees                                 17                282                              299
Accrued distribution fees                                   -                 204                              204
Accrued shareholder servicing fees                          -                 138                              138
Accrued merger expenses                                     -                   -                109           109
Accrued expenses                                           434                245                              679
                                                  ------------       ------------       ------------ -------------
   Total Liabilities                                    43,839             25,420                109        69,368
                                                  ------------       ------------       ------------ -------------
NET ASSETS                                         $ 1,425,669          $ 710,352               (109)  $ 2,135,912
                                                  ============       ============       ============ =============

Net Assets Consist of:
   Paid-in capital                                 $ 1,188,593          $ 584,109                      $ 1,772,702
   Undistributed net investment income
       (accumulated loss)                               (2,956)            (3,811)              (109)      (6,876)
   Undistributed net realized gain
       (accumulated loss)                              125,523             72,579                         198,102
   Net unrealized appreciation (depreciation)
       of investment                                   114,509             54,475                          171,984
                                                  ------------       ------------       ------------ -------------
NET ASSETS                                         $ 1,425,669          $ 710,352               (109)  $ 2,135,912
                                                  ============       ============       ============ =============

Class A
   Net Asset Value Per Share                                              $  9.40                          $  9.40
                                                                     ============                    =============
   Offering Price Per Share                                               $  9.92                          $  9.92
                                                                     ============                    =============
Class B
   Net Asset Value and Offering Price Per Share                           $  8.55                          $  8.55
                                                                     ============                    =============
Class C
   Net Asset Value and Offering Price Per Share                           $  8.53                          $  8.53
                                                                     ============                    =============
Class I
   Net Asset Value                                     $ 18.12                                             $  9.40
                                                  ============                                       =============
Class R
   Net Asset Value                                     $ 17.81                                             $  9.40
                                                  ============                                       =============
Shares of beneficial interest outstanding
   Class A                                                                 38,276                           38,276
                                                                     ============                     ============
   Class B                                                                 31,204                           31,204
                                                                     ============                     ============
   Class C                                                                  9,813                            9,813
                                                                     ============                     ============
   Class I(a)                                           76,438                                70,894       147,332
                                                  ============                                        ============
   Class R(b)                                            2,282                                 2,042         4,324
                                                  ============                                        ============
*Identified cost                                   $ 1,321,991          $ 660,120                      $ 1,982,111
                                                  ============       ============                     ============
(a)	Class I shares of The Alger Institutional Funds are exchanged for new Class I shares of The Alger Funds, to be established upon consummation of the merger. Initial per share values of Class I shares are presummed to equal that of Class A shares.

(b)	Class R shares of The Alger Institutional Funds are exchanged for new Class R shares of The Alger Funds, to be established upon consummation of the merger. Initial per share values of Class R shares are presummed to equal that of Class A shares.

The Alger Funds
PRO FORMA
Statements of Assets and Liabilities (Unaudited)
(in thousands, except per share amounts)
April 30, 2006

                                                                         Capital Appreciation Fund
                                                 -----------------------------------------------------------------
                                                     The Alger
                                                   Institutional        The Alger       Pro Forma       Pro Forma
                                                       Funds              Funds         Adjustments     Combined
ASSETS:
Investment in securities, at value
 (identified cost*)- see accompanying
 schedules of investments                            $ 158,876          $ 381,507                        $ 540,383
Cash                                                        25                  5                               30
Receivable for investment securities sold                5,371             19,586                           24,957
Receivable for shares of beneficial interest sold          696                247                              943
Dividends and interest receivable                           39                101                              140
Prepaid expenses                                            31                 29                               60
                                                  ------------       ------------       ------------ -------------
   Total Assets                                        165,038            401,475                          566,513
                                                  ------------       ------------       ------------ -------------
LIABILITIES:
Payable for investment securities purchased              8,881             20,573                           29,454
Written options outstanding                                 -                   -                                -
Payable for shares of beneficial interest redeemed         148                701                              849
Accrued investment management fees                         101                251                              352
Accrued transfer agent fees                                 14                221                              235
Accrued distribution fees                                   -                 134                              134
Accrued shareholder servicing fees                          -                  74                               74
Accrued merger expenses                                     -                   -                 12            12
Accrued expenses                                            61                 82                              143
                                                  ------------       ------------       ------------ -------------
   Total Liabilities                                     9,205             22,036                 12        31,253
                                                  ------------       ------------       ------------ -------------
NET ASSETS                                           $ 155,833          $ 379,439                (12)    $ 535,260
                                                  ============       ============       ============ =============

Net Assets Consist of:
   Paid-in capital                                   $ 225,376          $ 828,930                      $ 1,054,306
   Undistributed net investment income
       (accumulated loss)                                 (165)            (1,694)               (12)      (1,871)
   Undistributed net realized gain
       (accumulated loss)                              (84,228)          (484,660)                       (568,888)
   Net unrealized appreciation (depreciation)
       of investment                                    14,850             36,863                           51,713
                                                  ------------       ------------       ------------ -------------
NET ASSETS                                           $ 155,833          $ 379,439                (12)    $ 535,260
                                                  ============       ============       ============ =============

Class A
   Net Asset Value Per Share                                              $ 10.55                          $ 10.55
                                                                     ============                    =============
   Offering Price Per Share                                               $ 11.13                          $ 11.13
                                                                     ============                    =============
Class B
   Net Asset Value and Offering Price Per Share                           $  9.78                          $  9.78
                                                                     ============                    =============
Class C
   Net Asset Value and Offering Price Per Share                           $  9.78                          $  9.78
                                                                     ============                    =============
Class I
   Net Asset Value                                     $ 15.07                                             $ 10.55
                                                  ============                                       =============
Class R
   Net Asset Value                                     $ 14.83                                             $ 10.55
                                                  ============                                       =============
Shares of beneficial interest outstanding
   Class A                                                                 14,157                           14,157
                                                                     ============                     ============
   Class B                                                                 19,872                           19,872
                                                                     ============                     ============
   Class C                                                                  3,646                            3,646
                                                                     ============                     ============
   Class I(a)                                           10,102                                 4,328        14,430
                                                  ============                                        ============
   Class R(b)                                              241                                    98           339
                                                  ============                                        ============
*Identified cost                                      $144,026          $ 344,645                         $ 488,671
                                                  ============       ============                     ============
(a)	Class I shares of The Alger Institutional Funds are exchanged for new Class I shares of The Alger Funds, to be established upon consummation of the merger. Initial per share values of Class I shares are presummed to equal that of Class A shares.

(b)	Class R shares of The Alger Institutional Funds are exchanged for new Class R shares of The Alger Funds, to be established upon consummation of the merger. Initial per share values of Class R shares are presummed to equal that of Class A shares.

The Alger Funds
PRO FORMA
Statements of Operations (in thousands) (Unaudited)
For the twelve months ended April 30, 2006

                                                                                    LargeCap Growth Fund
                                                         ---------------------------------------------------------------------
                                                               The Alger
                                                             Institutional      The Alger          Pro Forma        Pro Forma
                                                                 Funds            Funds           Adjustments       Combined

Income:
   Dividends (net of foreign withholding taxes*)                   $ 810           $ 3,993                            $ 4,803
   Interest                                                           88               245                                333
                                                         ----------------  ----------------  ---------------     ------------
   Total Income                                                      898             4,238                -             5,136
                                                         ----------------  ----------------  ---------------     ------------

Expenses:
   Management fees                                                   716             3,512                              4,228
   Distribution fees
        Class B                                                        -             1,985                              1,985
        Class C                                                        -               309                                309
        Class R                                                       20                 -                                 20
   Shareholder servicing fee                                         238             1,171                              1,409
   Interest on line of credit utilized                                 3                12                                 15
   Custodian fees                                                     26                54              (45)(a)            35
   Transfer agent fees and expenses                                   44             1,119                              1,163
   Professional fees                                                  20               101              (15)(b)           106
   Registration fees                                                   5                54              (21)(b)            38
   Miscellaneous                                                      23               220              (30)(c)           213
                                                         ----------------  ----------------  ---------------     ------------
                                                                   1,095             8,537             (111)            9,521
Less, expense reimbursements                                           -                 -                                  -
                                                         ----------------  ----------------  ---------------     ------------
   Total Expenses                                                  1,095             8,537             (111)            9,521
                                                         ----------------  ----------------  ---------------     ------------
NET INVESTMENT INCOME (LOSS)                                        (197)           (4,299)             111            (4,385)
                                                         ----------------  ----------------  ---------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENT, FOREIGN  CURRENCY
   TRANSLATIONS AND OPTIONS:
Net realized gain (loss) on investments and
   foreign currency translations                                  15,853            78,224                             94,077
Net realized loss on options                                           -               246                                246
Net change in unrealized appreciation (depreciation)
   on investments and foreign currency translations                2,409            11,137                             13,546
Net change in unrealized appreciation (deprecation)
   on options                                                          -               216                                216
                                                         ----------------  ----------------  ---------------     ------------
Net realized and unrealized gain (loss) on investments,
   foreign currency translations and options                      18,262            89,823                -           108,085
                                                         ----------------  ----------------  ---------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                    $ 18,065          $ 85,524            $ 111         $ 103,700
                                                         ================  ================  ===============     ============
*Foreign withholding taxes                                         $ 332               $ 4                              $ 336
                                                         ================  ================  ===============     =============
(a)	Based on contract in effect for surviving fund.

(b)	Decrease due to the elimination of duplicative expenses achieved by merging the funds.

(c)	Based on director compensation plan for the surviving fund

The Alger Funds
PRO FORMA
Statements of Operations (in thousands) (Unaudited)
For the twelve months ended April 30, 2006

                                                                                     SmallCap Growth Fund
                                                          ------------------------------------------------------------------
                                                                The Alger
                                                              Institutional      The Alger          Pro Forma     Pro Forma
                                                                  Funds            Funds           Adjustments    Combined

Income:
   Dividends (net of foreign withholding taxes*)                    $ 242            $ 591                            $ 833
   Interest                                                           218              374                              592
                                                          ----------------  ---------------  ----------------   ------------
   Total Income                                                       460              965                 -          1,425
                                                          ----------------  ---------------  ----------------   ------------

Expenses:
   Management fees                                                    692            1,652                            2,344
   Distribution fees
        Class B                                                         -              475                              475
        Class C                                                         -               46                               46
        Class R                                                        12                -                               12
   Shareholder servicing fee                                          203              486                              689
   Interest on line of credit utilized                                  2                -                                2
   Custodian fees                                                      30               34                (2)(a)         62
   Transfer agent fees and expenses                                    49              597                              646
   Professional fees                                                   16               45               (12)(b)         49
   Registration fees                                                    5               22               (21)(b)          6
   Miscellaneous                                                       27               89               (30)(c)         86
                                                          ----------------  ---------------  ----------------   ------------
                                                                    1,036            3,446               (65)         4,417
Less, expense reimbursements                                            -                -                                -
                                                          ----------------  ---------------  ----------------   ------------
   Total Expenses                                                   1,036            3,446               (65)         4,417
                                                          ----------------  ---------------  ----------------   ------------
NET INVESTMENT INCOME (LOSS)                                         (576)          (2,481)               65         (2,992)
                                                          ----------------  ---------------  ----------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENT, FOREIGN  CURRENCY
   TRANSLATIONS AND OPTIONS:
Net realized gain (loss) on investments and
   foreign currency translations                                   10,190           27,083                           37,273
Net realized loss on options                                            -                -                                -
Net change in unrealized appreciation (depreciation)
   on investments and foreign currency translations                19,174           46,311                           65,485
Net change in unrealized appreciation (deprecation)
   on options                                                           -                -                                -
                                                          ----------------  ---------------  ----------------   ------------
Net realized and unrealized gain (loss) on investments,
   foreign currency translations and options                       29,364           73,394                 -        102,758
                                                          ----------------  ---------------  ----------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                     $ 28,788         $ 70,913              $ 65       $ 99,766
                                                          ================  ===============  ================   ============
*Foreign withholding taxes                                            $ -              $ -                              $ -
                                                          ================  ===============  ================   ============
(a)	Based on contract in effect for surviving fund.

(b)	Decrease due to the elimination of duplicative expenses achieved by merging the funds.

(c)	Based on director compensation plan for the surviving fund

The Alger Funds
PRO FORMA
Statements of Operations (in thousands) (Unaudited)
For the twelve months ended April 30, 2006

                                                                                   MidCap Growth Fund
                                                            ---------------------------------------------------------------
                                                               The Alger
                                                             Institutional      The Alger          Pro Forma     Pro Forma
                                                                 Funds            Funds           Adjustments    Combined

Income:
   Dividends (net of foreign withholding taxes*)                  $ 4,251           $ 2,426                          $ 6,677
   Interest                                                         2,339               587                            2,926
                                                            --------------  ----------------  ----------------   ------------
   Total Income                                                     6,590             3,013                 -          9,603
                                                            --------------  ----------------  ----------------   ------------

Expenses:
   Management fees                                                  9,383             5,370                           14,753
   Distribution fees
        Class B                                                         -             2,017                            2,017
        Class C                                                         -               568                              568
        Class R                                                       125                 -                              125
   Shareholder servicing fee                                        2,932             1,679                            4,611
   Interest on line of credit utilized                                  -                30                               30
   Custodian fees                                                     122                82               (73)(a)        131
   Transfer agent fees and expenses                                    92             1,123                            1,215
   Professional fees                                                  161               141              (121)(b)        181
   Registration fees                                                    5                61               (21)(b)         45
   Miscellaneous                                                      236               346               (30)(c)        552
                                                            --------------  ----------------  ----------------   ------------
                                                                   13,056            11,417              (245)        24,228
Less, expense reimbursements                                            -                 -                                -
                                                            --------------  ----------------  ----------------   ------------
   Total Expenses                                                  13,056            11,417              (245)        24,228
                                                            --------------  ----------------  ----------------   ------------
NET INVESTMENT INCOME (LOSS)                                       (6,466)           (8,404)              245        (14,625)
                                                            --------------  ----------------  ----------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENT, FOREIGN  CURRENCY
   TRANSLATIONS AND OPTIONS:
Net realized gain (loss) on investments and
   foreign currency translations                                  195,460           127,029                          322,489
Net realized loss on options                                            -               (13)                             (13)
Net change in unrealized appreciation (depreciation)
   on investments and foreign currency translations               103,561            49,778                          153,339
Net change in unrealized appreciation (deprecation)
   on options                                                           -              (284)                            (284)
                                                            --------------  ----------------  ----------------   ------------
Net realized and unrealized gain (loss) on investments,                 -                 -
   foreign currency translations and options                      299,021           176,510                 -        475,531
                                                            --------------  ----------------  ----------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                    $ 292,555         $ 168,106             $ 245      $ 460,906
                                                            ==============  ================  ================   ============
*Foreign withholding taxes                                        $ 4,975              $ 15                          $ 4,990
                                                            ==============  ================  ================   ============
(a)	Based on contract in effect for surviving fund.

(b)	Decrease due to the elimination of duplicative expenses achieved by merging the funds.

(c)	Based on director compensation plan for the surviving fund

The Alger Funds
PRO FORMA
Statements of Operations (in thousands) (Unaudited)
For the twelve months ended April 30, 2006

                                                                          Capital Appreciation Fund
                                                          ----------------------------------------------------------------
                                                             The Alger
                                                           Institutional      The Alger          Pro Forma      Pro Forma
                                                               Funds            Funds           Adjustments     Combined

Income:
   Dividends (net of foreign withholding taxes*)                $ 1,102           $ 2,983                          $ 4,085
   Interest                                                         189               142                              331
                                                          --------------  ----------------  ---------------    ------------
   Total Income                                                   1,291             3,125                -           4,416
                                                          --------------  ----------------  ---------------    ------------

Expenses:
   Management fees                                                1,191             3,104                            4,295
   Distribution fees
        Class B                                                       -             1,481                            1,481
        Class C                                                       -               259                              259
        Class R                                                       8                 -                                8
   Shareholder servicing fee                                        350               913                            1,263
   Interest on line of credit utilized                                3                23                               26
   Custodian fees                                                    29                43              (28)(a)          44
   Transfer agent fees and expenses                                  43             1,350                            1,393
   Professional fees                                                 22                43              (16)(b)          49
   Registration fees                                                  5                30              (21)(b)          14
   Miscellaneous                                                     42               130              (30)(c)         142
                                                          --------------  ----------------  ---------------    ------------
                                                                  1,693             7,376              (95)          8,974
Less, expense reimbursements                                          -                 -                                -
                                                          --------------  ----------------  ---------------    ------------
   Total Expenses                                                 1,693             7,376              (95)          8,974
                                                          --------------  ----------------  ---------------    ------------
NET INVESTMENT INCOME (LOSS)                                       (402)           (4,251)              95          (4,558)
                                                          --------------  ----------------  ---------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENT, FOREIGN  CURRENCY
   TRANSLATIONS AND OPTIONS:
Net realized gain (loss) on investments and
   foreign currency translations                                 26,538            77,885                          104,423
Net realized loss on options                                          -                (2)                              (2)
Net change in unrealized appreciation (depreciation)
   on investments and foreign currency translations               9,545            21,301                           30,846
Net change in unrealized appreciation (deprecation)
   on options                                                         -                 -                                -
                                                          --------------  ----------------  ---------------    ------------
Net realized and unrealized gain (loss) on investments,
   foreign currency translations and options                     36,083            99,184                -         135,267
                                                          --------------  ----------------  ---------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                   $ 35,681          $ 94,933             $ 95       $ 130,709
                                                          ==============  ================  ===============    ============
*Foreign withholding taxes                                      $ 3,711              $ 12                          $ 3,723
                                                          ==============  ================  ===============    ============
(a)	Based on contract in effect for surviving fund.

(b)	Decrease due to the elimination of duplicative expenses achieved by merging the funds.

(c)	Based on director compensation plan for the surviving fund

The Alger Funds
Pro forma notes to Combining Financial Statements
April 30, 2006

Note 1 — Basis of Combination:

The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of The Alger Institutional Funds, (the “Trust”) a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company and currently issues an unlimited number of shares of beneficial interest in eight funds. These pro forma financial statements show the effect of acquiring only four of the Trust’s funds, the LargeCap Growth Fund, SmallCap Growth Fund, MidCap Growth Fund and Capital Appreciation Fund, (the “Funds”), as if such acquisition had taken place as of May 1, 2005.

Under the terms of the Plan of Reorganization, the combination of the Funds and The Alger Funds will be accounted for by the method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of the Funds in exchange for shares of The Alger Funds at net asset value. The statement of assets and liabilities and the related statement of operations of the Funds and The Alger Funds have been combined as of and for the twelve months ended April 30, 2006. Following the acquisition, The Alger Funds will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America the historical cost of investment securities will be carried forward to The Alger Funds and the results of operations for pre-combination periods of the Funds will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of The Alger Funds and the Trust included in their respective semi-annual reports each dated April 30, 2006.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the Funds by The Alger Funds had taken place as of May 1, 2005

Note 2 — Investment Valuation:

Investments of the Funds are valued on each day the NewYork Stock Exchange (the “NYSE”) is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Listed securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Securities included within the Nasdaq market shall be valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there is no NOCP issued, at the last sale price on such day. Securities included within the Nasdaq market for which there is no NOCP and no last sale price on the day of valuation shall be valued at the mean between the last bid and asked prices on such day.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Short-term securities held by the Funds having a remaining maturity of sixty days or less, are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

Note 3 — Income Taxes

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, The Alger Funds intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

Note 4 — Capital Shares:

The pro forma net asset value per share assumes the issuance of shares of The Alger Funds that would have been issued at April 30, 2006, in connection with the proposes reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of the Funds, as of April 30, 2006, divided by the net asset value per share of the Class A shares of The Alger Funds as of April 30, 2006. The pro forma number of shares outstanding, by class, for the combined fund consists of the following at April 30, 2006:

Fund and Class of Shares	Shares of The Alger Funds Pre-Combination	Additional Shares Assumed Issued In Reorganization	Total Outstanding Shares Post-Combination
LargeCap Growth Fund
Class A	15,865,865	0	15,865,865
Class B	24,389,000	0	24,389,000
Class C	4,177,641	0	4,177,641
Class I	0	9,666,820	9,666,820
Class R	0	430,809	430,809
SmallCap Growth Fund
Class A	29,013,735	0	29,013,735
Class B	11,271,813	0	11,271,813
Class C	2,056,673	0	2,056,673
Class I	0	19,942,669	19,942,669
Class R	0	744,668	744,668
MidCap Growth Fund
Class A	38,276,118	0	38,276,118
Class B	31,203,749	0	31,203,749
Class C	9,812,520	0	9,812,520
Class I	0	147,343,302	147,343,302
Class R	0	4,323,611	4,323,611
Capital Appreciation Fund
Class A	14,156,998	0	14,156,998
Class B	19,872,478	0	19,872,478
Class C	3,645,700	0	3,645,700
Class I	0	14,431,469	14,431,469
Class R	0	339,419	339,419

Note 5 — Pro Forma Operating Expenses

The accompanying pro forma financial statements reflect changes in expenses of the Funds as if the acquisition was consummated on May 1, 2005. While it is anticipated that there will be an elimination of certain duplicative expenses as a result of this acquisition, the actual amount of such future expenses is impossible to predict.